AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 57.54%
CONSUMER DISCRETIONARY - 7.46%
Auto Components - 0.68%
Johnson Controls, Inc.	144,300	$6,817

Automobiles - 2.87%
Ford Motor Co.	255,500	4,349
General Motors Co.	313,979	10,618
Hertz Global Holdings, Inc.A	78,220	2,207
Honda Motor Co., Ltd., Sponsored ADRB	55,900	1,950
Toyota Motor Corp., Sponsored ADRB	79,800	9,416

		28,540

Hotels, Restaurants & Leisure - 0.25%
Carnival Corp.	27,300	989
McDonald’s Corp.	15,400	1,456

		2,445

Household Durables - 0.20%
Stanley Black & Decker, Inc.	23,000	2,011

Media - 1.50%
Comcast Corp., Special Class A	51,000	2,727
DIRECTVA	34,500	2,969
Interpublic Group of Cos., Inc.	125,000	2,464
Omnicom Group, Inc.	13,700	959
Time Warner Cable, Inc.	17,400	2,525
Tribune Media Co.A	40,700	3,357

		15,001

Multiline Retail - 1.62%
Dillard’s, Inc., Class A	24,600	2,933
Nordstrom, Inc.	14,600	1,011
Target Corp.	205,400	12,239

		16,183

Specialty Retail - 0.34%
Bed Bath & Beyond, Inc.A	30,300	1,918
Lowe’s Cos., Inc.	31,100	1,488

		3,406

Total Consumer Discretionary		74,403

CONSUMER STAPLES - 2.90%
Beverages - 0.37%
Diageo PLC, Sponsored ADRB C	23,200	2,789
Molson Coors Brewing Co., Class B	13,700	925

		3,714

Food & Drug Retailing - 0.87%
Sysco Corp.	30,400	1,085
Wal-Mart Stores, Inc.	103,200	7,593

		8,678

Food Products - 0.32%
Kellogg Co.	22,400	1,340
Mondelez International, Inc., Class A	51,500	1,854

		3,194

Tobacco - 1.34%
Altria Group, Inc.	66,100	2,684
Imperial Tobacco Group PLC, ADRB C	47,000	4,082
Philip Morris International, Inc.	79,900	6,553

		13,319

Total Consumer Staples		28,905

ENERGY - 7.27%
Energy Equipment & Services - 0.91%
Cobalt International Energy, Inc.A	267,600	4,287
Halliburton Co.	69,000	4,760

		9,047

	Shares	Fair Value
		(000’s)
Oil & Gas - 6.36%
Apache Corp.	47,500	$4,876
BP PLC, Sponsored ADRB C	216,187	10,588
Canadian Natural Resources Ltd.	102,900	4,486
Chevron Corp.	26,828	3,467
ConocoPhillips	64,090	5,287
Hess Corp.	35,200	3,484
Kosmos Energy Ltd.A	58,300	561
Marathon Oil Corp.	86,300	3,344
Marathon Petroleum Corp.	24,850	2,074
Murphy Oil Corp.	29,600	1,839
Occidental Petroleum Corp.	81,600	7,974
Phillips 66	58,595	4,753
Royal Dutch Shell PLC, Class A, ADRB C	84,254	6,895
Seadrill Ltd.	104,600	3,793

		63,421

Total Energy		72,468

FINANCIALS - 15.09%
Banks - 1.02%
Bank of New York Mellon Corp.	49,800	1,944
PNC Financial Services Group, Inc.	63,825	5,270
SunTrust Banks, Inc.	77,800	2,960

		10,174

Diversified Financials - 9.85%
American Express Co.	52,800	4,646
Bank of America Corp.	945,180	14,414
Blackstone Group, LPD	110,900	3,624
Capital One Financial Corp.	93,400	7,429
Citigroup, Inc.	401,370	19,631
Generac Holdings, Inc.	33,000	1,432
Goldman Sachs Group, Inc.	5,800	1,003
JPMorgan Chase & Co.	395,234	22,794
KKR & Co., LPD	147,700	3,385
Morgan Stanley	45,200	1,462
Santander Consumer USA Holdings, Inc.	117,300	2,249
SLM Corp.	196,400	1,740
Wells Fargo & Co.	283,898	14,450

		98,259

Insurance - 3.97%
ACE Ltd.	20,100	2,012
Allstate Corp.	68,300	3,992
American International Group, Inc.	145,000	7,537
Berkshire Hathaway, Inc., Class BA	53,081	6,658
Hartford Financial Services Group, Inc.	73,200	2,501
Lincoln National Corp.	56,500	2,960
MetLife, Inc.	165,400	8,700
Unum Group	85,500	2,935
XL Group PLCC	70,100	2,260

		39,555

Real Estate - 0.25%
Hatteras Financial Corp.E	73,600	1,409
Two Harbors Investment Corp.E	102,500	1,049

		2,458

Total Financials		150,446

HEALTH CARE - 7.01%
Health Care Equipment & Supplies - 0.98%
Covidien PLCC	13,000	1,125
Medtronic, Inc.	124,700	7,698
Zimmer Holdings, Inc.	9,700	971

		9,794

Health Care Providers & Services - 2.22%
Aetna, Inc.	13,400	1,039
Express Scripts Holding Co.A	29,800	2,076
Humana, Inc.	18,600	2,188
Quest Diagnostics, Inc.	16,500	1,008
UnitedHealth Group, Inc.	51,800	4,198

	Shares	Fair Value
		(000’s)
WellPoint, Inc.	105,600	$11,596

		22,105

Pharmaceuticals - 3.81%
Eli Lilly & Co.	39,000	2,381
GlaxoSmithKline PLC, Sponsored ADRB C	49,700	2,404
Johnson & Johnson	48,600	4,864
Merck & Co., Inc.	135,500	7,688
Novartis AG, ADRB	11,100	965
Pfizer, Inc.	331,654	9,519
Sanofi, ADRB	195,200	10,204

		38,025

Total Health Care		69,924

INDUSTRIALS - 4.47%
Aerospace & Defense - 1.32%
Boeing Co.	19,100	2,301
General Dynamics Corp.	42,400	4,951
Northrop Grumman Corp.	7,800	962
Raytheon Co.	44,700	4,057
Rockwell Collins, Inc.	12,700	931

		13,202

Air Freight & Couriers - 0.10%
FedEx Corp.	6,500	955

Electrical Equipment - 0.36%
Emerson Electric Co.	56,500	3,596

Industrial Conglomerates - 0.92%
General Electric Co.	218,900	5,505
Honeywell International, Inc.	40,200	3,692

		9,197

Machinery - 1.77%
Caterpillar, Inc.	22,000	2,217
CNH Industrial N.V.	84,500	778
Cummins, Inc.	31,800	4,432
Joy Global, Inc.	53,600	3,176
PACCAR, Inc.	27,500	1,712
Reliance Steel & Aluminum Co.	50,500	3,447
Xylem, Inc.	53,700	1,895

		17,657

Total Industrials		44,607

INFORMATION TECHNOLOGY - 7.56%
Communications Equipment - 1.33%
Cisco Systems, Inc.	295,100	7,446
Corning, Inc.	296,100	5,818

		13,264

Computers & Peripherals - 1.82%
Apple, Inc.	23,670	2,262
Hewlett-Packard Co.	132,600	4,722
International Business Machines Corp.	13,000	2,492
Seagate Technology PLCC	89,125	5,222
Teradata Corp.A	6,500	274
Western Digital Corp.	32,300	3,225

		18,197

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 0.09%
TE Connectivity Ltd.	15,225	$942

Semiconductor Equipment & Products - 1.17%
Applied Materials, Inc.	168,800	3,538
Intel Corp.	213,400	7,232
Texas Instruments, Inc.	20,200	934

		11,704

Software - 3.15%
Activision Blizzard, Inc.	146,100	3,270
Check Point Software Technologies Ltd.A	32,900	2,233
Microsoft Corp.	330,500	14,265
Navient Corp.	96,400	1,658
Oracle Corp.	244,400	9,871

		31,297

Total Information Technology		75,404

MATERIALS - 0.85%
Chemicals - 0.69%
Dow Chemical Co.	76,700	3,917
EI du Pont de Nemours & Co.	45,900	2,952

		6,869

Paper & Forest Products - 0.16%
Louisiana-Pacific Corp.A	115,600	1,565

Total Materials		8,434

TELECOMMUNICATION SERVICES - 3.07%
Diversified Telecommunication Services - 1.88%
AT&T, Inc.	171,977	6,121
Telefonaktiebolaget LM Ericsson	156,500	1,945
Verizon Communications, Inc.	212,908	10,735

		18,801

Wireless Telecommunication Services - 1.19%
China Mobile Ltd., Sponsored ADRB	127,100	6,926
Vodafone Group PLC, Sponsored ADRB C	148,745	4,941

		11,867

Total Telecommunication Services		30,668

UTILITIES - 1.86%
Electric - 1.86%
CenterPoint Energy, Inc.	138,400	3,366
Edison International	17,400	954
Entergy Corp.	49,400	3,598
Exelon Corp.	31,200	970
NRG Energy, Inc.	75,800	2,347
Public Service Enterprise Group, Inc.	207,400	7,293

Total Utilities		18,528

Total Common Stock (Cost $424,078)		573,787

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 0.47%
FINANCIALS - 0.34%
Insurance - 0.17%
Allstate Corp., 1.00%, Due 1/15/2053	68,300	$1,704

Real Estate - 0.17%
Public Storage, Inc., 5.75%, Due 12/31/2049E	68,900	1,685

Total Financials		3,389

SERVICE - 0.13%
Cable/Broadcasting/Satellite - 0.13%
Comcast Corp., 5.00%, Due 12/15/2061	52,500	1,310

Total Preferred Stock (Cost $4,943)		4,699

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS 11.58%
MANUFACTURING- 1.90%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	$175	173
Altera Corp.,
1.75%, Due 5/15/2017	165	166
2.50%, Due 11/15/2018	165	166
American Honda Finance Corp.,
3.875%, Due 9/21/2020F	250	267
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	233
Apple, Inc.,
2.40%, Due 5/3/2023	740	698
Applied Materials, Inc.,
2.65%, Due 6/15/2016	310	320
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	285	289
Caterpillar Financial Services Corp.,
1.625%, Due 6/1/2017	480	485
Caterpillar, Inc.,
3.40%, Due 5/15/2024	360	362
Cooper US, Inc.,
3.875%, Due 12/15/2020	385	406
Cummins, Inc.,
3.65%, Due 10/1/2023	425	439
Daimler Finance North America LLC,
2.25%, Due 9/3/2019F G	350	348
Delphi Corp.,
4.15%, Due 3/15/2024	410	419
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	401
4.125%, Due 11/15/2021	300	319
3.00%, Due 11/15/2022	210	205
Eaton Corp., PLC,
5.60%, Due 5/15/2018C	205	232
2.75%, Due 11/2/2022C	200	193

	Par Amount	Fair Value
	(000’s)	(000’s)
EMC Corp.,
1.875%, Due 6/1/2018	$560	$559
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017G	300	320
5.875%, Due 8/2/2021G	400	466
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	331
4.05%, Due 9/15/2022	300	313
Intel Corp.,
1.35%, Due 12/15/2017	645	645
3.30%, Due 10/1/2021	315	324
John Deere Capital Corp.,
1.05%, Due 10/11/2016	380	382
1.30%, Due 3/12/2018	465	459
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	357
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	270	307
L-3 Communications Corp.,
3.95%, Due 5/28/2024	215	213
LYB International Finance BV,
4.00%, Due 7/15/2023	400	417
Monsanto Co.,
1.15%, Due 6/30/2017	645	643
4.40%, Due 7/15/2044	425	424
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019F	600	601
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	168
Nucor Corp.,
4.125%, Due 9/15/2022	360	377
Oracle Corp.,
2.25%, Due 10/8/2019	425	423
4.30%, Due 7/8/2034	425	430
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	292
1.10%, Due 6/6/2017	195	194
Pentair Finance S.A.,
3.15%, Due 9/15/2022	265	258
Precision Castparts Corp.,
0.70%, Due 12/20/2015	240	240
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	405	417
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	271
2.125%, Due 7/18/2019	400	398
Tyco Electronics Group S.A.,
6.55%, Due 10/1/2017	175	201
United Technologies Corp.,
1.80%, Due 6/1/2017	980	999
6.125%, Due 7/15/2038	450	576
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015F	500	504
Xerox Corp.,
2.95%, Due 3/15/2017	150	156

	Par Amount	Fair Value
	(000’s)	(000’s)
Xilinx, Inc.,
2.125%, Due 3/15/2019	$180	$179

		18,965

FINANCE- 5.73%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020G	350	406
Aetna, Inc.,
2.75%, Due 11/15/2022	400	386
4.75%, Due 3/15/2044	295	310
American Express Co.,
4.05%, Due 12/3/2042	390	372
American Express Credit Corp.,
1.30%, Due 7/29/2016	360	363
2.125%, Due 3/18/2019	485	484
American International Group, Inc.,
6.40%, Due 12/15/2020	243	291
4.875%, Due 6/1/2022	600	664
4.50%, Due 7/16/2044	280	277
Bank of America Corp.,
7.80%, Due 9/15/2016	700	790
2.60%, Due 1/15/2019	395	397
7.625%, Due 6/1/2019	370	453
4.125%, Due 1/22/2024	1,500	1,535
4.00%, Due 4/1/2024	500	507
5.00%, Due 1/21/2044	645	678
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	660	681
2.20%, Due 3/4/2019	480	481
Bank of Nova Scotia,
0.75%, Due 10/9/2015	470	471
Bank One Corp.,
4.90%, Due 4/30/2015	250	258
Barclays Bank PLC,
3.90%, Due 4/7/2015C	330	338
0.771%, Due 12/9/2016C H	895	897
3.75%, Due 5/15/2024C	1,200	1,201
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018G	1,375	1,621
Berkshire Hathaway Finance Corp.,
0.95%, Due 8/15/2016	315	316
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	333
Boston Properties LP,
3.125%, Due 9/1/2023D	255	246
Branch Banking & Trust Co.,
1.45%, Due 10/3/2016	540	545
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	465	476
Capital One Financial Corp.,
2.45%, Due 4/24/2019	360	360
Citigroup, Inc.,
0.770%, Due 3/10/2017H	310	310
8.50%, Due 5/22/2019	1,970	2,493
2.50%, Due 7/29/2019	415	414
5.875%, Due 1/30/2042	300	357
CNA Financial Corp.,
7.35%, Due 11/15/2019	385	470

	Par Amount	Fair Value
	(000’s)	(000’s)
ERP Operating LP,
3.00%, Due 4/15/2023D	$205	$199
Fifth Third Bancorp,
0.651%, Due 12/20/2016H	1,000	993
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	425
6.00%, Due 8/7/2019	350	411
5.50%, Due 1/8/2020	250	288
5.30%, Due 2/11/2021	205	234
3.15%, Due 9/7/2022	635	634
5.875%, Due 1/14/2038	280	335
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	325	346
6.25%, Due 9/1/2017	650	736
5.95%, Due 1/18/2018	590	665
1.324%, Due 11/15/2018H	975	991
6.00%, Due 6/15/2020	175	203
5.75%, Due 1/24/2022	800	918
HCP, Inc.,
5.375%, Due 2/1/2021	425	480
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	240	258
5.25%, Due 1/15/2022E	285	317
Humana, Inc.,
3.15%, Due 12/1/2022	480	470
ING Bank N.V.,
5.125%, Due 5/1/2015F	450	464
3.75%, Due 3/7/2017F	400	423
JPMorgan Chase & Co.,
0.945%, Due 3/31/2016H	1,900	1,897
0.560%, Due 6/13/2016H	415	414
3.625%, Due 5/13/2024	1,200	1,200
5.50%, Due 10/15/2040	650	748
KeyCorp,
5.10%, Due 3/24/2021	255	287
Liberty Mutual Group, Inc.,
4.25%, Due 6/15/2023F	310	319
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026F	1,500	1,921
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015C F	325	330
Loews Corp.,
5.25%, Due 3/15/2016	650	696
Macquarie Group Ltd.,
1.237%, Due 1/31/2017F H	1,060	1,061
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	365	422
MetLife, Inc.,
6.375%, Due 6/15/2034	350	450
Morgan Stanley,
0.714%, Due 10/15/2015H	920	922
1.75%, Due 2/25/2016	405	410
1.514%, Due 4/25/2018H	2,865	2,940
7.30%, Due 5/13/2019	750	905
5.625%, Due 9/23/2019	350	398
3.75%, Due 2/25/2023	385	388

	Par Amount	Fair Value
	(000’s)	(000’s)
National Australia Bank Ltd.,
4.375%, Due 12/10/2020F	$325	$355
Nordea Bank AB,
4.875%, Due 1/27/2020F	300	335
PNC Funding Corp.,
4.25%, Due 9/21/2015	335	349
3.30%, Due 3/8/2022	425	432
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	368
Rabobank Nederland,
2.125%, Due 10/13/2015	340	346
Royal Bank of Canada,
0.625%, Due 12/5/2016	650	651
Simon Property Group LP,
2.20%, Due 2/1/2019D E	635	638
10.35%, Due 4/1/2019D E	325	436
State Street Corp.,
2.875%, Due 3/7/2016	510	528
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	420	443
Toronto Dominion Bank,
2.625%, Due 9/10/2018	585	599
Trinity Acquisition PLC,
4.625%, Due 8/15/2023C	295	306
UBS AG,
5.875%, Due 12/20/2017	611	694
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	323
3.95%, Due 10/15/2042	215	202
US Bancorp,
1.95%, Due 11/15/2018	950	950
Ventas Realty LP,
5.70%, Due 9/30/2043D	175	203
Wachovia Corp.,
0.576%, Due 10/28/2015H	865	865
0.604%, Due 10/15/2016H	910	909
5.75%, Due 2/1/2018	695	788
WellPoint, Inc.,
4.35%, Due 8/15/2020	520	562
Wells Fargo & Co.,
2.15%, Due 1/15/2019	265	265

		57,226

CONSUMER- 0.21%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	341
2.85%, Due 8/9/2022	350	335
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, Due 11/15/2039	125	189
Diageo Capital PLC,
1.50%, Due 5/11/2017C	880	886
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042F	300	324

		2,075

SERVICE- 1.11%
AbbVie, Inc.,
1.75%, Due 11/6/2017	305	305

	Par Amount	Fair Value
	(000’s)	(000’s)
2.90%, Due 11/6/2022	$220	$212
Baxter International, Inc.,
1.85%, Due 6/15/2018	355	356
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	290	300
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	445	440
CareFusion Corp.,
3.875%, Due 5/15/2024	310	310
CBS Corp.,
3.375%, Due 3/1/2022	700	695
Celgene Corp.,
5.25%, Due 8/15/2043	185	202
Comcast Corp.,
5.875%, Due 2/15/2018	535	613
5.15%, Due 3/1/2020	370	423
6.55%, Due 7/1/2039	450	581
DIRECTV Holdings LLC,
6.35%, Due 3/15/2040G	155	185
eBay, Inc.,
1.35%, Due 7/15/2017	350	350
Genzyme Corp.,
5.00%, Due 6/15/2020	275	310
Gilead Sciences, Inc.,
4.80%, Due 4/1/2044	135	144
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017C	725	730
Home Depot, Inc.,
2.70%, Due 4/1/2023	190	184
Lowe’s Companies, Inc.,
3.875%, Due 9/15/2023	195	205
MasterCard, Inc.,
3.375%, Due 4/1/2024	330	332
McKesson Corp.,
3.25%, Due 3/1/2016	160	166
1.292%, Due 3/10/2017	215	215
3.796%, Due 3/15/2024	400	406
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	161
Sanofi,
1.25%, Due 4/10/2018	585	576
4.00%, Due 3/29/2021	355	385
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	165
4.30%, Due 11/23/2023	300	313
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	510
4.75%, Due 3/29/2021	325	359
Viacom, Inc.,
4.50%, Due 2/27/2042	450	426
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	499

		11,058

UTILITIES- 0.46%
Consolidated Edison Co. of New York, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 12/1/2039	$350	$415
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	290	297
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	330	361
Electricite de France S.A.,
4.60%, Due 1/27/2020F	320	354
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	619
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	315	349
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	391
Sempra Energy,
6.50%, Due 6/1/2016	210	231
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	205	209
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	613
Union Electric Co.,
6.70%, Due 2/1/2019	260	310
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	478

		4,627

ENERGY- 0.94%
Apache Corp.,
5.10%, Due 9/1/2040	170	183
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	445
6.25%, Due 3/15/2038	365	452
ConocoPhillips,
6.65%, Due 7/15/2018	460	544
DCP Midstream Operating LP,
2.70%, Due 4/1/2019D	215	217
5.60%, Due 4/1/2044D	215	236
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	309
Enable Midstream Partners LP,
3.90%, Due 5/15/2024D F	300	298
Energy Transfer Partners LP,
4.15%, Due 10/1/2020D	275	289
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039G	450	544
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	333
Halliburton Co.,
3.25%, Due 11/15/2021	525	543
Husky Energy, Inc.,
3.95%, Due 4/15/2022	480	504
Phillips 66,
2.95%, Due 5/1/2017	300	313
4.30%, Due 4/1/2022	385	410
Plains All American Pipeline LP / PAA Finance Corp.,
4.70%, Due 6/15/2044D	180	181

	Par Amount	Fair Value
	(000’s)	(000’s)
Schlumberger Investment S.A.,
3.65%, Due 12/1/2023	$645	$669
Shell International Finance BV,
1.125%, Due 8/21/2017	725	721
Spectra Energy Capital LLC,
5.65%, Due 3/1/2020G	455	510
Spectra Energy Partners LP,
4.60%, Due 6/15/2021D	175	190
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	309
7.625%, Due 1/15/2039	375	542
6.10%, Due 6/1/2040	170	210
Williams Partners LP,
3.90%, Due 1/15/2025D	405	405

		9,357

TRANSPORTATION- 0.20%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030G	235	330
5.75%, Due 5/1/2040G	170	203
5.15%, Due 9/1/2043G	200	221
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	396
CSX Corp.,
5.50%, Due 4/15/2041	325	375
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	482

		2,007

TELECOMMUNICATIONS- 1.03%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	417
AT&T, Inc.,
0.80%, Due 12/1/2015	540	541
4.35%, Due 6/15/2045	841	792
Cisco Systems, Inc.,
2.125%, Due 3/1/2019	405	406
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042F	300	314
Oi S.A.,
5.75%, Due 2/10/2022F	3,085	2,945
Orange S.A.,
2.125%, Due 9/16/2015	150	152
Rogers Communications, Inc.,
5.00%, Due 3/15/2044	455	470
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	416
3.50%, Due 11/1/2021	200	205
5.15%, Due 9/15/2023	175	194
6.40%, Due 9/15/2033	350	434
6.90%, Due 4/15/2038	475	609
6.55%, Due 9/15/2043	600	754
Vodafone Group PLC,
1.50%, Due 2/19/2018C	615	608
6.15%, Due 2/27/2037C	815	968

		10,225

	Par Amount	Fair Value
	(000’s)	(000’s)
Total Corporate Obligations (Cost $110,755)		$115,540

FOREIGN GOVERNMENT OBLIGATIONS 0.09%
Oil & Gas - 0.09%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	$200	206
3.50%, Due 2/6/2017	175	179
6.875%, Due 1/20/2040	165	172
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	368

Total Foreign Government Obligations (Cost $861)		925

ASSET-BACKED OBLIGATIONS - 0.91%
American Express Credit Account Master Trust,
1.26%, Due 1/15/2020, 2014 2 A	455	454
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	1,500	1,504
1.09%, Due 3/20/2018, 2013-4 A3	580	581
Citibank Credit Card Issuance Trust,
1.11%, Due 7/23/2018, 2013 A3 A3	425	427
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	240	240
0.90%, Due 6/15/2017, 2014 A A4	260	260
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,108
Hyundai Auto Receivables Trust,
0.79%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	245	245
0.90%, Due 12/16/2019, 2014 A A4	820	820
National Credit Union Administration,
0.553%, Due 3/11/2020, 2011 R3 1AH	1,562	1,567
Nissan Master Owner Trust Receivables,
0.452%, Due 2/15/2018, 2013-A AH	1,500	1,501

Total Asset-Backed Obligations (Cost $9,010)		9,027

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.07%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	147	148
5.622%, Due 4/10/2049, 2007-2 A2	44	44
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	719
5.54%, Due 9/11/2041, 2006-PW13 A4	404	432

	Par Amount	Fair Value
	(000’s)	(000’s)
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	$22	$22
2.174%, Due 7/16/2038, 2011-147 A	1,816	1,823
1.147%, Due 12/16/2038, 2013-139 A	1,900	1,881
1.45%, Due 4/16/2039, 2013-45 AB	1,893	1,874
1.624%, Due 7/16/2039, 2013-78 AB	1,938	1,908
2.586%, Due 9/16/2039, 2014-31 AB	1,983	2,010
1.367%, Due 11/16/2041, 2013 125 AB	1,955	1,926
2.543%, Due 9/16/2044, 2011-96 AC	592	600
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,460
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1F	242	254
3.849%, Due 12/10/2043, 2010-C2 A1F	498	517
3.645%, Due 3/10/2044, 2011-GC3 A2F	471	488
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	82	83
3.853%, Due 6/15/2043, 2010-C1 A1F	452	460
4.388%, Due 2/15/2046, 2011-C3 A3F	550	597
5.703%, Due 2/12/2049, 2007-CB19 A4	550	603
JPMBB Commercial Mortgage Securities Trust,
3.157%, Due 7/15/2045, 2013 C12 ASB	665	682
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	495	537
Wachovia Bank Commercial Mortgage Trust,
5.740%, Due 6/15/2049, 2007-C32 A2	70	71
WF-RBS Commercial Mortgage Trust,
3.66%, Due 3/15/2047, 2014 C19 A3	455	473

Total Commercial Mortgage-Backed Obligations (Cost $20,341)		20,612

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.30%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	110	117
5.00%, Due 10/1/2020	47	51
3.50%, Due 9/1/2028	2,059	2,174
5.00%, Due 8/1/2033	266	293
5.50%, Due 2/1/2034	241	269
5.00%, Due 3/1/2034	192	212
6.00%, Due 6/1/2034	181	205
6.00%, Due 8/1/2034	147	167
5.00%, Due 8/1/2035	157	173
5.00%, Due 9/1/2035	111	122
5.50%, Due 4/1/2037	165	183
5.50%, Due 5/1/2038	85	94
0.552%, Due 12/15/2040H	448	449
4.00%, Due 1/1/2041	776	816

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 2/1/2041	$631	$679
3.50%, Due 3/1/2042	425	433
3.50%, Due 6/1/2042	2,133	2,170
3.50%, Due 7/1/2042	551	561
3.00%, Due 8/1/2042	878	861

		10,029

Federal National Mortgage Association
6.00%, Due 4/1/2016	21	21
5.00%, Due 12/1/2017	88	93
4.50%, Due 9/1/2018	69	73
4.00%, Due 8/1/2020	105	111
3.50%, Due 1/1/2026	163	172
4.00%, Due 5/1/2026	850	909
4.00%, Due 6/1/2026	1,076	1,152
3.50%, Due 1/1/2028	253	267
5.00%, Due 3/1/2034	288	318
4.50%, Due 4/1/2034	372	404
4.50%, Due 9/1/2034	126	137
5.50%, Due 12/1/2035	75	84
5.00%, Due 2/1/2036	114	126
5.50%, Due 4/1/2036	141	157
6.00%, Due 9/1/2036	104	117
5.50%, Due 2/1/2037	159	176
5.50%, Due 6/1/2038	50	55
4.50%, Due 1/1/2040	685	739
5.00%, Due 5/1/2040	2,052	2,274
5.00%, Due 6/1/2040	861	954
4.00%, Due 9/1/2040	553	581
4.00%, Due 1/1/2041	1,012	1,065
4.00%, Due 2/1/2041	2,654	2,801
5.00%, Due 3/1/2041	795	878
4.00%, Due 4/1/2041	782	827
4.50%, Due 4/1/2041	1,661	1,793
4.50%, Due 6/1/2041	1,102	1,190
4.50%, Due 8/1/2041	1,038	1,121
4.50%, Due 10/1/2041	644	699
5.00%, Due 3/1/2042	597	661
3.50%, Due 9/1/2042	753	768
4.50%, Due 1/1/2043	1,873	2,028
3.00%, Due 6/1/2043	2,863	2,811
4.00%, Due 7/1/2043	1,236	1,298

		26,860

Government National Mortgage Association
7.00%, Due 12/15/2025	104	118
6.50%, Due 8/15/2027	105	120
6.50%, Due 11/15/2027	106	119
7.50%, Due 12/15/2028	100	120
5.50%, Due 7/15/2033	230	257
6.00%, Due 12/15/2033	265	307
4.50%, Due 5/15/2039	1,203	1,303
5.00%, Due 10/15/2039	423	467
5.50%, Due 2/15/2040	479	531
4.00%, Due 5/15/2040	524	556
4.50%, Due 6/15/2040	525	572
3.50%, Due 3/15/2043	702	724

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 2/20/2034	$333	$374
4.50%, Due 10/20/2040	770	841

		6,409

Total U.S. Agency Mortgage- Backed Obligations (Cost $42,609)		43,289

U.S. TREASURY OBLIGATIONS - 14.62%
0.25%, Due 12/15/2015	2,300	2,300
1.00%, Due 1/31/2016H	34,475	34,470
1.50%, Due 6/30/2016	3,000	3,056
3.125%, Due 10/31/2016	3,000	3,165
0.875%, Due 1/31/2017	12,650	12,673
0.75%, Due 12/31/2017	2,800	2,753
0.625%, Due 4/30/2018	2,700	2,623
1.375%, Due 9/30/2018	2,000	1,985
1.125%, Due 5/31/2019	4,000	3,886
1.25%, Due 2/29/2020	5,300	5,109
1.75%, Due 10/31/2020	3,000	2,938
2.00%, Due 11/15/2021	11,030	10,827
2.00%, Due 2/15/2022	15,570	15,240
1.625%, Due 11/15/2022	5,000	4,705
2.50%, Due 8/15/2023	5,600	5,609
6.875%, Due 8/15/2025	580	818
5.25%, Due 11/15/2028	450	575
4.75%, Due 2/15/2037	130	164
4.50%, Due 8/15/2039	730	893
3.125%, Due 11/15/2041	2,080	2,025
2.875%, Due 5/15/2043	32,665	30,011

Total U.S. Treasury Obligations (Cost $143,197)		145,825

U.S. AGENCY OBLIGATIONS - 1.55% (Cost $15,096)
Freddie Mac Notes,
4.50%, Due 1/15/2015	15,140	15,443

MUNICIPAL OBLIGATIONS - 0.32% (Cost $2,728)
Municipal Electric Authority of Georgia,

6.655%, Due 4/1/2057,	2,630	3,233

Total Municipal Obligations

	Shares
SHORT-TERM INVESTMENTS - 6.41% (Cost $63,940)
JPMorgan U.S. Government Money Market Fund, Capital Class	63,940,253	63,940

TOTAL INVESTMENTS - 99.90% (Cost $837,558)		996,329
OTHER ASSETS, NET OF LIABILITIES - 0.10%		1,028

TOTAL NET ASSETS - 100.00%		$997,357

A	Non-income producing security.

B	ADR - American Depositary Receipt.
C	PLC - Public Limited Company.
D	LP - Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,479 or 1.35% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Futures Contracts Open on July 31, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	542	September, 2014	$52,162	$(630)

				$52,162	$(630)

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		2.3
Citigroup, Inc.		2.0
Bank of America Corp.		1.4
Wells Fargo & Co.		1.4
Microsoft Corp.		1.4
Verizon Communications, Inc.		1.1
Target Corp.		1.2
WellPoint, Inc.		1.2
General Motors Co.		1.1
BP PLC Sponsored ADR		1.1
Total Fund Holdings	512

Sector Allocation (% Equities)

Financials	26.6
Information Technology	13.0
Consumer Discretionary	12.9
Energy	12.5
Health Care	12.1
Industrials	7.7
Telecommunication Services	5.3
Consumer Staples	5.0
Utilities	3.2
Materials	1.5
Service	0.2

Sector Weightings (% Fixed Income)

U.S. Treasury Notes/Bonds	31.5
Finance	16.2
Mortgage-Backed Obligations	12.2
U.S. Treasury Floating Rate Note	9.7
CMBS	5.8
Manufacturing	5.4
Agency	4.4
Service	3.1
Telecommunications	2.9
Energy	2.9
Asset-Backed Obligations	2.6
Utilities	1.3
Municipal Obligations	0.9
Consumer	0.6
Transportation	0.5

American Beacon Large Cap Value Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.69%
CONSUMER DISCRETIONARY - 12.09%
Auto Components - 1.20%
Delphi Automotive PLCA	116,030	$7,751
Johnson Controls, Inc.	2,825,709	133,486

		141,237

Automobiles - 4.12%
Ford Motor Co.	4,656,700	79,257
General Motors Co.	5,400,534	182,647
Hertz Global Holdings, Inc.B	1,307,100	36,886
Honda Motor Co., Ltd., Sponsored ADRC	1,017,200	35,480
Toyota Motor Corp., Sponsored ADRC	1,265,900	149,364

		483,634

Hotels, Restaurants & Leisure - 0.45%
Carnival Corp.	454,800	16,473
McDonald’s Corp.	380,884	36,016

		52,489

Household Durables - 0.36%
Stanley Black & Decker, Inc.	490,011	42,851

Leisure Equipment & Products - 0.07%
Hasbro, Inc.	100,397	5,016
Mattel, Inc.	90,497	3,206

		8,222

Media - 2.76%
Comcast Corp., Special Class A	1,161,061	62,082
DIRECTVB	544,700	46,871
Interpublic Group of Cos., Inc.	2,356,800	46,453
McGraw-Hill Cos., Inc.	59,965	4,810
Omnicom Group, Inc.	435,666	30,492
Time Warner Cable, Inc.	329,900	47,868
Time Warner, Inc.	106,583	8,849
Time, Inc.B	13,323	321
Tribune Media Co.B	636,600	52,520
Viacom, Inc., Class B	110,850	9,164
Walt Disney Co.	168,355	14,458

		323,888

Multiline Retail - 2.53%
Dillard’s, Inc., Class A	379,500	45,244
Kohl’s Corp.	50,173	2,686
Nordstrom, Inc.	276,600	19,149
Target Corp.	3,864,269	230,272

		297,351

Specialty Retail - 0.60%
Advance Auto Parts, Inc.	52,406	6,347
Bed Bath & Beyond, Inc.B	590,455	37,369
Lowe’s Cos., Inc.	478,800	22,911
Staples, Inc.	376,953	4,369

		70,996

Total Consumer Discretionary		1,420,668

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 5.90%
Beverages - 0.77%
Diageo PLC, Sponsored ADRA C	564,779	$67,898
Dr Pepper Snapple Group, Inc.	104,831	6,160
Molson Coors Brewing Co., Class B	244,500	16,511

		90,569

Food & Drug Retailing - 1.52%
CVS Caremark Corp.	279,174	21,318
Sysco Corp.	547,396	19,537
Wal-Mart Stores, Inc.	1,876,960	138,106

		178,961

Food Products - 0.91%
Danone S.A., Sponsored ADRC	650,560	9,420
General Mills, Inc.	337,963	16,949
Kellogg Co.	442,959	26,502
Mondelez International, Inc., Class A	939,700	33,829
Nestle S.A., Sponsored ADRC	270,324	20,045

		106,745

Household Products - 0.05%
Procter & Gamble Co.	73,937	5,717

Tobacco - 2.65%
Altria Group, Inc.	1,422,552	57,756
Imperial Tobacco Group PLC, ADRA C	941,287	81,750
Lorillard, Inc.	201,515	12,188
Philip Morris International, Inc.	1,941,678	159,236

		310,930

Total Consumer Staples		692,922

ENERGY - 11.42%
Energy Equipment & Services - 1.25%
Cobalt International Energy, Inc.B	4,124,700	66,078
Halliburton Co.	1,165,200	80,387

		146,465

Oil & Gas - 10.17%
Apache Corp.	895,091	91,890
BP PLC, Sponsored ADRA C	3,718,893	182,114
Canadian Natural Resources Ltd.	1,677,300	73,130
Chevron Corp.	610,907	78,954
ConocoPhillips	1,207,340	99,606
EOG Resources, Inc.	46,897	5,132
Exxon Mobil Corp.	265,889	26,307
Hess Corp.	574,800	56,894
Kosmos Energy Ltd.B	1,064,000	10,246
Marathon Oil Corp.	1,590,400	61,628
Marathon Petroleum Corp.	453,150	37,829
Murphy Oil Corp.	541,300	33,631
Occidental Petroleum Corp.	1,614,448	157,748
Phillips 66	1,067,720	86,603
Royal Dutch Shell PLC, Class A, ADRA C	1,518,702	124,275
Seadrill Ltd.	1,889,900	68,528

		1,194,515

Total Energy		1,340,980

	Shares	Fair Value
		(000’s)
FINANCIALS - 24.86%
Banks - 2.00%
Bank of New York Mellon Corp.	1,377,000	$53,758
PNC Financial Services Group, Inc.	1,352,072	111,628
SunTrust Banks, Inc.	1,299,800	49,457
U.S. Bancorp	465,702	19,573

		234,416

Diversified Financials - 16.09%
American Express Co.	993,100	87,393
Bank of America Corp.	16,716,290	254,923
BlackRock, Inc., Class A	33,670	10,260
Blackstone Group, LPD	1,775,000	58,007
Capital One Financial Corp.	1,724,700	137,183
Citigroup, Inc.	6,984,196	341,597
Franklin Resources, Inc.	277,851	15,046
Generac Holdings, Inc.	525,400	22,802
Goldman Sachs Group, Inc.	231,939	40,095
JPMorgan Chase & Co.	7,797,531	449,684
KKR & Co., LPD	2,349,400	53,848
Moody’s Corp.	42,110	3,664
Morgan Stanley	817,800	26,448
Nasdaq OMX Group	173,604	7,324
Santander Consumer USA Holdings, Inc.	1,839,900	35,271
SLM Corp.	2,978,600	26,390
State Street Corp.	149,600	10,538
Wells Fargo & Co.	6,097,405	310,358

		1,890,831

Insurance - 6.30%
ACE Ltd.	432,921	43,335
Allstate Corp.	1,198,800	70,070
American International Group, Inc.	2,566,000	133,381
Aon PLCA	126,416	10,664
Berkshire Hathaway, Inc., Class BB	895,675	112,345
Chubb Corp.	92,268	8,001
Hartford Financial Services Group, Inc.	1,335,750	45,629
Lincoln National Corp.	698,900	36,615
MetLife, Inc.	2,967,081	156,069
Prudential Financial, Inc.	138,548	12,050
Travelers Cos., Inc.	217,856	19,511
Unum Group	1,489,200	51,124
XL Group PLCA	1,285,300	41,438

		740,232

Real Estate - 0.47%
Hatteras Financial Corp.E	936,900	17,942
Two Harbors Investment Corp.E	3,640,959	37,247

		55,189

Total Financials		2,920,668

HEALTH CARE - 12.05%
Health Care Equipment & Supplies - 1.88%
Covidien PLCA	359,392	31,091
Medtronic, Inc.	2,476,813	152,918
St. Jude Medical, Inc.	128,836	8,399
Thermo Fisher Scientific, Inc.	91,710	11,143

	Shares	Fair Value
		(000’s)
Zimmer Holdings, Inc.	171,000	$17,112

		220,663

Health Care Providers & Services - 3.43%
Aetna, Inc.	240,300	18,630
Express Scripts Holding Co.B	659,331	45,922
Humana, Inc.	344,800	40,566
Quest Diagnostics, Inc.	323,480	19,765
UnitedHealth Group, Inc.	949,500	76,957
WellPoint, Inc.	1,829,900	200,942

		402,782

Pharmaceuticals - 6.74%
Abbott Laboratories	331,777	13,974
Eli Lilly & Co.	724,800	44,256
GlaxoSmithKline PLC, Sponsored ADRA C	896,400	43,359
Johnson & Johnson	1,310,859	131,204
Merck & Co., Inc.	2,581,188	146,457
Novartis AG, ADRC	235,177	20,446
Pfizer, Inc.	7,124,766	204,481
Roche Holding AG, Sponsored ADRC	95,975	3,486
Sanofi, ADRC	3,511,100	183,525
Zoetis, Inc.	9,976	328

		791,516

Total Health Care		1,414,961

INDUSTRIALS - 8.14%
Aerospace & Defense - 2.54%
Boeing Co.	335,800	40,457
General Dynamics Corp.	772,500	90,205
Lockheed Martin Corp.	158,086	26,396
Northrop Grumman Corp.	223,157	27,509
Raytheon Co.	814,800	73,959
Rockwell Collins, Inc.	224,600	16,456
United Technologies Corp.	218,485	22,974

		297,956

Air Freight & Couriers - 0.30%
FedEx Corp.	121,100	17,788
United Parcel Service, Inc., Class B	179,363	17,414

		35,202

Diversified Manufacturing - 0.08%
Eaton Corp., PLCA	135,870	9,228

Electrical Equipment - 0.56%
Emerson Electric Co.	1,026,700	65,349

Industrial Conglomerates - 1.84%
3M Co.	166,486	23,456
General Electric Co.	3,695,600	92,944
Honeywell International, Inc.	960,892	88,239
Tyco International Ltd.	269,668	11,636

		216,275

Machinery - 2.75%
Caterpillar, Inc.	377,000	37,983
CNH Industrial N.V.	1,527,000	14,064
Cummins, Inc.	531,400	74,071
Danaher Corp.	193,835	14,321

	Shares	Fair Value
		(000’s)
Illinois Tool Works, Inc.	58,999	$4,860
Joy Global, Inc.	873,300	51,752
PACCAR, Inc.	520,000	32,380
Pentair PLCA	43,008	2,756
Reliance Steel & Aluminum Co.	759,000	51,801
Xylem, Inc.	1,137,421	40,140

		324,128

Road & Rail - 0.07%
Canadian National Railway Co.	124,547	8,325

Total Industrials		956,463

INFORMATION TECHNOLOGY - 12.22%
Communications Equipment - 1.88%
Cisco Systems, Inc.	4,580,200	115,558
Corning, Inc.	5,343,500	105,000

		220,558

Computers & Peripherals - 2.83%
Apple, Inc.	375,710	35,907
Hewlett-Packard Co.	2,385,200	84,937
International Business Machines Corp.	356,558	68,341
Seagate Technology PLCA	1,430,325	83,817
Teradata Corp.B	118,600	5,000
Western Digital Corp.	542,600	54,168

		332,170

Electronic Equipment & Instruments - 0.15%
TE Connectivity Ltd.	278,200	17,218

IT Consulting & Services - 0.35%
Accenture, PLC, Class AA	309,448	24,532
Fidelity National Information Services, Inc.	98,557	5,559
Fiserv, Inc.B	120,167	7,411
Western Union Co.	189,904	3,318

		40,820

Semiconductor Equipment & Products - 1.85%
Applied Materials, Inc.	2,783,900	58,351
Intel Corp.	4,020,300	136,248
Texas Instruments, Inc.	500,022	23,126

		217,725

Software - 5.16%
Activision Blizzard, Inc.	2,434,000	54,473
Check Point Software Technologies Ltd.B	578,300	39,249
Microsoft Corp.	6,016,800	259,685
Navient Corp.	1,978,600	34,032
Oracle Corp.	5,426,869	219,191

		606,630

Total Information Technology		1,435,121

MATERIALS - 1.35%
Chemicals - 1.14%
Dow Chemical Co.	1,261,500	64,426
EI du Pont de Nemours & Co.	833,000	53,570
PPG Industries, Inc.	78,395	15,550

	Shares	Fair Value
		(000’s)
Valspar Corp.	14,576	$1,094

		134,640

Containers & Packaging - 0.05%
Crown Holdings, Inc.B	120,625	5,615

Paper & Forest Products - 0.16%
Louisiana-Pacific Corp.B	1,348,400	18,257

Total Materials		158,512

TELECOMMUNICATION SERVICES - 4.82%
Diversified Telecommunication Services - 3.02%
AT&T, Inc.	3,125,338	111,231
Telefonaktiebolaget LM Ericsson	2,908,100	36,148
Verizon Communications, Inc.	4,128,747	208,171

		355,550

Wireless Telecommunication Services - 1.80%
China Mobile Ltd., Sponsored ADRC	2,095,300	114,173
Vodafone Group, PLC, Sponsored ADRA C	2,919,067	96,971

		211,144

Total Telecommunication Services		566,694

UTILITIES - 2.84%
Electric - 2.84%
CenterPoint Energy, Inc.	2,704,700	65,778
Duke Energy Corp.	53,241	3,840
Edison International	306,600	16,802
Entergy Corp.	921,000	67,076
Exelon Corp.	485,400	15,086
NRG Energy, Inc.	1,367,400	42,335
Public Service Enterprise Group, Inc.	3,474,500	122,199

Total Utilities		333,116

Total Common Stock (Cost $8,637,348)		11,240,105

PREFERRED STOCK - 0.09%
FINANCIALS - 0.08%
Real Estate - 0.08%
Public Storage, Inc., 5.75%, Due 12/31/2049E	402,584	9,843

MANUFACTURING - 0.01%
Aerospace & Defense - 0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	876

Total Preferred Stock (Cost $9,772)		10,719

SHORT-TERM INVESTMENTS- 4.42%
American Beacon U.S. Government Money Market Select Fund, Select Class F	30,000,000	30,000
JPMorgan U.S. Government Money Market Fund, Capital Class	489,696,207	489,696

Total Short-Term Investments (Cost $519,696)	$519,696

TOTAL INVESTMENTS - 100.20% (Cost $9,166,816)	11,770,520
LIABILITIES, NET OF OTHER ASSETS - (0.20%)	(24,074)

TOTAL NET ASSETS - 100.00%	$11,746,446

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	ADR - American Depositary Receipt.
D	LP - Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	3,202	September, 2014	$467,919	$(4,939)

				$467,919	$(4,939)

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		3.8
Wells Fargo & Co.		2.6
Microsoft Corp.		2.2
Bank of America Corp.		2.2
Target Corp.		2.0
Oracle Corp.		1.9
Verizon Communications, Inc.		1.8
Pfizer, Inc.		1.7
WellPoint, Inc.		1.7
Citigroup		2.9
Total Fund Holdings	190

Sector Allocation (% Equities)

Financials	26.0
Information Technology	12.8
Health Care	12.6
Consumer Discretionary	12.6
Energy	11.9
Industrials	8.5
Consumer Staples	6.2
Telecommunication Services	5.0
Utilities	3.0
Materials	1.4

American Beacon Mid-Cap Value Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.02%
CONSUMER DISCRETIONARY - 15.81%
Auto Components - 2.66%
Dana Holding Corp.	131,350	$2,940
Delphi Automotive PLCA	70,100	4,682
TRW Automotive Holdings Corp.B	43,950	4,496

		12,118

Automobiles - 0.31%
Harley-Davidson, Inc.	22,869	1,414

Hotels, Restaurants & Leisure - 0.66%
Royal Caribbean Cruises Ltd.	50,400	3,006

Household Durables - 1.90%
Newell Rubbermaid, Inc.	59,612	1,936
Stanley Black & Decker, Inc.	76,981	6,732

		8,668

Leisure Equipment & Products - 0.31%
Hasbro, Inc.	28,313	1,415

Media - 4.24%
Interpublic Group of Cos., Inc.	304,726	6,006
Lamar Advertising Co.	88,575	4,442
News Corp., Class AB	219,550	3,875
News Corp., Class BB	76,075	1,309
Omnicom Group, Inc.	52,475	3,673

		19,305

Multiline Retail - 0.35%
Dollar General Corp.B	28,802	1,591

Specialty Retail - 5.38%
Abercrombie & Fitch Co., Class A	15,887	625
American Eagle Outfitters, Inc.C	170,004	1,812
Bed Bath & Beyond, Inc.B	28,556	1,807
Cabela’s, Inc.B C	40,764	2,379
Hanesbrands, Inc.	53,200	5,199
L Brands, Inc.	65,400	3,791
Murphy USA, Inc.B	39,500	1,952
PetSmart, Inc.C	26,253	1,789
Sally Beauty Holdings, Inc.B	82,581	2,143
Staples, Inc.	257,150	2,980

		24,477

Total Consumer Discretionary		71,994

CONSUMER STAPLES - 4.57%
Beverages - 0.86%
Coca-Cola Enterprises, Inc.	32,125	1,460
Molson Coors Brewing Co., Class B	36,316	2,453

		3,913

Food & Drug Retailing - 0.96%
Kroger Co.	45,985	2,253
Sysco Corp.	59,973	2,140

		4,393

	Shares	Fair Value
		(000’s)
Food Products - 1.18%
Darling International, Inc.B	89,791	$1,681
Ingredion, Inc.	14,999	1,104
JM Smucker Co.	26,030	2,594

		5,379

Tobacco - 1.57%
Lorillard, Inc.	62,900	3,804
Reynolds American, Inc.	59,200	3,306

		7,110

Total Consumer Staples		20,795

ENERGY - 6.82%
Energy Equipment & Services - 2.44%
Baker Hughes, Inc.	46,825	3,220
Helmerich & Payne, Inc.	25,200	2,678
Nabors Industries Ltd.	29,747	808
Superior Energy Services, Inc.	130,800	4,395

		11,101

Gas - Pipelines - 0.48%
Spectra Energy Corp.	53,803	2,202

Oil & Gas - 3.90%
EQT Corp.	23,747	2,228
Murphy Oil Corp.	133,825	8,314
Newfield Exploration Co.B	44,969	1,812
Pioneer Natural Resources Co.	10,647	2,358
Range Resources Corp.	8,549	646
Seadrill Ltd.C	66,300	2,404

		17,762

Total Energy		31,065

FINANCIALS - 26.45%
Banks - 8.57%
CIT Group, Inc.	80,600	3,958
Comerica, Inc.	76,950	3,868
Fifth Third Bancorp	287,390	5,885
First Niagara Financial Group, Inc.	239,500	2,060
Hancock Holding Co.	49,740	1,614
Investors Bancorp, Inc.	185,692	1,922
KeyCorp	279,900	3,790
New York Community Bancorp, Inc.C	277,300	4,403
People’s United Financial, Inc.	218,200	3,168
Regions Financial Corp.	226,125	2,293
SunTrust Banks, Inc.	62,180	2,366
TCF Financial Corp.	124,337	1,966
Zions Bancorporation	59,779	1,723

		39,016

Diversified Financials - 4.30%
Ameriprise Financial, Inc.	46,707	5,586
Capital One Financial Corp.	28,800	2,291
Discover Financial Services	69,000	4,213
Invesco Ltd.	79,950	3,009
Legg Mason, Inc.	60,500	2,871
SLM Corp.	180,400	1,598

		19,568

	Shares	Fair Value
		(000’s)
Insurance - 9.68%
Allstate Corp.	25,550	$1,493
Assurant, Inc.	46,275	2,932
Axis Capital Holdings Ltd.	69,525	3,000
Endurance Specialty Holdings Ltd.C	31,508	1,666
Genworth Financial, Inc., Class AB	199,200	2,610
Hanover Insurance Group, Inc.	31,589	1,826
Hartford Financial Services Group, Inc.	63,785	2,179
Primerica, Inc.	65,150	3,002
Progressive Corp.	189,800	4,449
Reinsurance Group of America, Inc.	18,571	1,491
Torchmark Corp.	56,630	2,987
Unum Group	64,107	2,201
Validus Holdings Ltd.	81,768	2,987
Voya Financial, Inc.	103,950	3,857
Willis Group Holdings PLCA	182,587	7,439

		44,119

Real Estate - 3.90%
Alexandria Real Estate Equities, Inc.D	33,905	2,665
American Campus Communities, Inc.D	66,220	2,577
Corporate Office Properties TrustD	65,400	1,855
Hospitality Properties TrustD	133,850	3,824
Host Hotels & Resorts LPD E	314,438	6,837

		17,758

Total Financials		120,461

HEALTH CARE - 8.46%
Biotechnology - 0.42%
Charles River Laboratories International, Inc.B	35,609	1,930

Health Care Equipment & Supplies - 3.82%
Becton Dickinson and Co.	32,225	3,746
CareFusion Corp.B	54,268	2,376
Dentsply International, Inc.	39,871	1,851
Patterson Cos., Inc.	62,997	2,458
St. Jude Medical, Inc.	64,800	4,224
The Cooper Companies, Inc.	16,936	2,725

		17,380

Health Care Providers & Services - 4.22%
AmerisourceBergen Corp.	22,019	1,693
Cardinal Health, Inc.	56,300	4,034
Cigna Corp.	77,375	6,967
Omnicare, Inc.	71,100	4,444
Quest Diagnostics, Inc.	33,653	2,056

		19,194

Total Health Care		38,504

INDUSTRIALS - 14.19%
Building Products - 1.94%
Masco Corp.	134,200	2,791
Owens Corning	177,425	6,041

		8,832

Commercial Services & Supplies - 1.61%
Cintas Corp.	33,739	2,112

	Shares	Fair Value
		(000’s)
Con-way, Inc.	64,400	$3,179

		7,312

Construction & Engineering - 1.69%
AECOM Technology Corp.B	88,150	2,993
Fluor Corp.	23,809	1,735
URS Corp.	51,650	2,958

		7,686

Diversified Manufacturing - 0.53%
Eaton Corp., PLCA	35,700	2,425

Electrical Equipment - 0.83%
Brady Corp., Class A	73,925	1,933
Regal-Beloit Corp.	26,590	1,869

		3,802

Industrial Conglomerates - 1.25%
KBR, Inc.	276,550	5,714

Machinery - 5.60%
Dover Corp.	24,360	2,089
Joy Global, Inc.C	77,800	4,610
Parker Hannifin Corp.	54,350	6,248
Pentair PLCA	41,300	2,646
SPX Corp.	45,500	4,510
Terex Corp.	85,175	2,939
Xylem, Inc.	68,177	2,406

		25,448

Marine - 0.74%
Golar LNG Ltd.C	55,000	3,389

Total Industrials		64,608

INFORMATION TECHNOLOGY - 10.74%
Communications Equipment - 0.36%
Juniper Networks, Inc.B	68,731	1,618

Electronic Equipment & Instruments - 3.72%
Arrow Electronics, Inc.	50,500	2,926
Avnet, Inc.	138,550	5,865
Diebold, Inc.	35,243	1,328
Flextronics International Ltd.B	422,250	4,387
Ingram Micro, Inc., Class AB	85,325	2,449

		16,955

IT Consulting & Services - 1.40%
Fidelity National Information Services, Inc.	43,764	2,468
Total System Services, Inc.	122,600	3,923

		6,391

Semiconductor Equipment & Products - 1.71%
Microchip Technology, Inc.C	106,250	4,783
ON Semiconductor Corp.B	349,125	2,989

		7,772

Software - 3.55%
CA, Inc.	159,100	4,595
Cadence Design Systems, Inc.B	139,246	2,344
Citrix Systems, Inc.B	38,253	2,591

	Shares	Fair Value
		(000’s)
Navient Corp.	236,000	$4,059
Synopsys, Inc.B	68,422	2,584

		16,173

Total Information Technology		48,909

MATERIALS - 2.85%
Chemicals - 1.23%
Air Products & Chemicals, Inc.	13,414	1,770
Albemarle Corp.	30,839	1,892
Rockwood Holdings, Inc.	24,100	1,901

		5,563

Containers & Packaging - 0.91%
Greif, Inc., Class A	33,421	1,677
Owens-Illinois, Inc.B	32,272	1,007
Silgan Holdings, Inc.	29,562	1,455

		4,139

Metals & Mining - 0.71%
Allegheny Technologies, Inc.	50,841	1,915
Nucor Corp.	26,671	1,339

		3,254

Total Materials		12,956

UTILITIES - 4.13%
Electric - 2.21%
CenterPoint Energy, Inc.	56,600	1,377
Edison International	35,082	1,922
Great Plains Energy, Inc.	85,619	2,122
Pinnacle West Capital Corp.	46,400	2,481
Portland General Electric Co.	68,546	2,189

		10,091

Gas - 0.46%
AGL Resources, Inc.	40,175	2,075

Multi-Utilities - 1.46%
SCANA Corp.	35,224	1,792
Xcel Energy, Inc.	157,348	4,847

		6,639

Total Utilities		18,805

Total Common Stock (Cost $388,061)		428,097

SHORT-TERM INVESTMENTS - 8.69% (Cost $39,579)
JPMorgan U.S. Government Money Market Fund, Capital Class	39,578,715	39,579

SECURITIES LENDING COLLATERAL - 4.13%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	11,422,727	11,423
DWS Government and Agency Securities Portfolio, Institutional Class	7,391,488	7,391

Total Securities Lending Collateral (Cost $18,814)		18,814

TOTAL INVESTMENTS - 106.84% (Cost $446,454)	$486,490
LIABILITIES, NET OF OTHER ASSETS - (6.84%)	(31,136)

TOTAL NET ASSETS - 100.00%	$455,354

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at July 31, 2014.
D	REIT - Real Estate Investment Trust.
E	LP - Limited Partnership.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index September Future	Long	117	September, 2014	$16,003	$(472)

				$16,003	$(472)

Top Ten Holdings (% Net Assets)

Murphy Oil Corp.		1.8
Willis Group Holdings PLC		1.6
Cigna Corp.		1.5
Host Hotels & Resorts LP		1.5
Stanley Black & Decker, Inc.		1.5
Parker Hannifin Corp.		1.4
Owens Corning		1.3
Interpublic Group of Cos., Inc.		1.3
Fifth Third Bancorp		1.3
Avnet, Inc.		1.3
Total Fund Holdings	146

Sector Allocation (% Equities)

Financials	28.1
Consumer Discretionary	16.8
Industrials	15.1
Information Technology	11.4
Health Care	9.0
Energy	7.3
Consumer Staples	4.9
Utilities	4.4
Materials	3.0

American Beacon Small Cap Value Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.37%
CONSUMER DISCRETIONARY - 13.42%
Auto Components - 1.69%
American Axle & Manufacturing Holdings, Inc.A	1,938,404	$35,647
Argan, Inc.	175,950	5,965
Biglari Holdings, Inc.B	9,669	4,109
Cooper Tire & Rubber Co.	112,435	3,248
Dana Holding Corp.	477,420	10,685
Federal Signal Corp.	150,600	2,178
Remy International, Inc.	89,020	1,974
Standard Motor Products, Inc.	131,507	4,741
Tenneco, Inc.A	372,270	23,714

		92,261

Automobiles - 0.26%
Hyster-Yale Materials Handling, Inc.	59,082	4,732
Thor Industries, Inc.	154,170	8,167
Winnebago Industries, Inc.A	47,364	1,113

		14,012

Consumer Electronics - 0.08%
VOXX International Corp.A	456,418	4,523

Hotels, Restaurants & Leisure - 1.03%
Belmond Ltd.A	756,070	9,375
Brinker International, Inc.	145,215	6,511
Cracker Barrel Old Country Store, Inc.	38,388	3,722
International Speedway Corp., Class A	84,874	2,573
Interval Leisure Group, Inc.	127,474	2,700
Lakes Entertainment, Inc.A	150,800	661
Life Time Fitness, Inc.A	85,700	3,372
Ruby Tuesday, Inc.A	500,100	3,006
Ruth’s Hospitality Group, Inc.	642,850	7,296
Speedway Motorsports, Inc.	110,570	1,928
The Cheesecake Factory, Inc.	352,231	15,105

		56,249

Household Durables - 2.58%
Cavco Industries, Inc.A	73,509	5,248
Ethan Allen Interiors, Inc.	423,412	9,705
Haverty Furniture Companies, Inc.	103,239	2,295
Helen of Troy Ltd.A	303,380	16,270
HNI Corp.	9,282	328
KB Home	166,900	2,720
Kimball International, Inc., Class B	73,843	1,165
Knoll, Inc.	442,140	7,432
La-Z-Boy, Inc.	37,515	789
Libbey Glass, Inc.A	74,691	1,945
Lifetime Brands, Inc.	24,253	412
M/I Homes, Inc.A	278,700	5,736
Matthews International Corp., Class A	43,400	1,887
MDC Holdings, Inc.	88,700	2,392
Meritage Homes Corp.	70,200	2,689
Ryland Group, Inc.	85,300	2,738
Standard Pacific Corp.A	1,657,560	12,498
Taylor Morrison Home Corp.A	382,000	6,792

	Shares	Fair Value
		(000’s)
Tempur Sealy International, Inc.A	454,300	$24,855
Universal Electronics, Inc.A	82,400	3,925
Whirlpool Corp.	174,200	24,848
William Lyon Homes, Class AA	177,200	4,363

		141,032

Internet & Catalog Retail - 0.20%
HSN, Inc.	70,820	3,958
Insight Enterprises, Inc.A	275,373	7,234

		11,192

Leisure Equipment & Products - 0.53%
Brunswick Corp.	529,700	21,362
Johnson Outdoors, Inc., Class A	6,446	149
LeapFrog Enterprises, Inc.A B	241,347	1,743
Smith & Wesson Holding Corp.A B	200,630	2,478
Sturm Ruger & Co., Inc.B	67,710	3,383

		29,115

Media - 1.70%
AH Belo Corp., Class A	109,255	1,153
Banner Corp.	31,690	1,275
CTC Media, Inc.	283,980	2,746
DreamWorks Animation SKG, Inc., Class AA	125,240	2,505
Entercom Communications Corp., Class AA	108,904	1,029
EW Scripps Co., Class AA	821,201	17,804
John Wiley & Sons, Inc., Class A	328,898	19,764
Journal Communications, Inc., Class AA	151,308	1,646
Meredith Corp.	289,990	13,316
New York Times Co., Class A	1,397,678	17,457
Saga Communications, Inc., Class A	3,787	136
Scholastic Corp.	171,577	6,077
Starz - Liberty CapitalA	282,600	8,057

		92,965

Multiline Retail - 0.52%
Big Lots, Inc.	270,970	11,855
Dillard’s, Inc., Class A	119,690	14,270
Fred’s, Inc., Class A	84,980	1,345
Stein Mart, Inc.	92,324	1,198

		28,668

Specialty Retail - 3.96%
Aaron’s, Inc.	138,355	3,650
American Eagle Outfitters, Inc.B	1,125,220	11,995
ANN, Inc.A	115,774	4,255
Asbury Automotive Group, Inc.A	135,016	9,118
Big 5 Sporting Goods Corp.	492,398	4,880
Buckle, Inc.B	174,819	7,779
Cato Corp., Class A	243,089	7,502
Children’s Place Retail Stores, Inc.B	240,520	12,074
Destination Maternity Corp.	145,315	2,765
Express, Inc.	761,462	11,848
Finish Line, Inc., Class A	146,005	3,838
Francesca’s Holdings Corp.A B	52,414	670
Genesco, Inc.A	71,430	5,448
Group 1 Automotive, Inc.	68,400	5,056
Kirkland’s, Inc.A	56,539	1,063

	Shares	Fair Value
		(000’s)
MarineMax, Inc.A	67,505	$1,125
Men’s Wearhouse, Inc.	455,223	22,906
Office Depot, Inc.A	1,682,017	8,427
PC Connection, Inc.	71,410	1,459
Penske Automotive Group, Inc.	219,118	10,178
Pep Boys, Inc.A	812,640	8,598
Pier 1 Imports, Inc.	154,828	2,332
Rent-A-Center, Inc.	682,900	16,349
Rush Enterprises, Inc., Class AA	485,000	17,087
Select Comfort Corp.A	109,658	2,215
Sonic Automotive, Inc., Class A	992,094	24,127
Zumiez, Inc.A	350,860	9,771

		216,515

Textiles & Apparel - 0.87%
Brown Shoe Company, Inc.	55,131	1,554
G-III Apparel Group Ltd.A	21,348	1,658
Guess?, Inc.	340,818	8,866
Oxford Industries, Inc.	134,000	7,982
Quiksilver, Inc.A	707,300	2,115
Skechers U.S.A., Inc., Class AA	130,790	6,823
Unifi, Inc.A	70,475	2,018
Unifirst Corp.	88,945	8,646
Vera Bradley, Inc.A B	396,101	7,855

		47,517

Total Consumer Discretionary		734,049

CONSUMER STAPLES - 1.37%
Food & Drug Retailing - 0.49%
Andersons, Inc.	33,100	1,788
Casey’s General Stores, Inc.	211,036	13,964
CST Brands, Inc.	172,260	5,759
SpartanNash Co.	35,800	750
SUPERVALU, Inc.A	473,600	4,343

		26,604

Food Products - 0.67%
Dean Foods Co.	703,040	10,771
Fresh Del Monte Produce, Inc.	452,900	13,560
Omega Protein Corp.A	92,857	1,302
Sanderson Farms, Inc.	80,660	7,347
USANA Health Sciences, Inc.A B	59,222	3,781

		36,761

Personal Products - 0.09%
Elizabeth Arden, Inc.A	249,305	5,143

Tobacco - 0.12%
Universal Corp.	122,817	6,378

Total Consumer Staples		74,886

ENERGY - 5.61%
Energy Equipment & Services - 3.06%
Atwood Oceanics, Inc.A	280,477	13,505
Bristow Group, Inc.	98,010	6,995
Dynegy, Inc.A	45,100	1,197
Exterran Holdings, Inc.B	210,830	8,908

	Shares	Fair Value
		(000’s)
Gulf Island Fabrication, Inc.	193,530	$3,774
Key Energy Services, Inc.A	2,576,350	15,819
McDermott International, Inc.A B	2,434,210	17,769
Newpark Resources, Inc.A	635,000	7,766
Oil States International, Inc.A	197,390	12,098
Parker Drilling Co.A	387,170	2,393
Patterson-UTI Energy, Inc.	472,010	16,214
PDC Energy, Inc.A	175,940	9,547
Precision Drilling Corp.	841,400	10,484
SEACOR Holdings, Inc.	14,456	1,098
Superior Energy Services, Inc.	511,190	17,176
Tesco Corp.	301,184	5,879
Unit Corp.A	260,066	16,475

		167,097

Oil & Gas - 2.55%
Bellatrix Exploration Ltd.A	522,830	3,874
Bill Barrett Corp.A B	631,550	15,164
Cloud Peak Energy, Inc.A	144,600	2,238
Comstock Resources, Inc.	166,910	3,949
Contango Oil & Gas Co.	32,400	1,303
Gran Tierra Energy, Inc.A	503,360	3,342
Green Plains Renewable Energy, Inc.	51,400	1,927
Helix Energy Solutions Group, Inc.A	364,700	9,274
LinnCo LLCB C	594,384	17,292
Natural Gas Services Group, Inc.A	141,920	4,428
Newfield Exploration Co.A	323,700	13,045
PBF Energy, Inc.	306,250	8,299
Rosetta Resources, Inc.A	26,300	1,343
Stone Energy Corp.A	174,890	6,655
Synergy Resources Corp.A	944,560	9,937
Ultra Petroleum Corp.A B	590,150	13,526
Warren Resources, Inc.A	500,071	2,945
Western Refining, Inc.	342,721	14,038
WPX Energy, Inc.A	338,600	6,965

		139,544

Total Energy		306,641

FINANCIALS - 27.55%
Banks - 12.35%
1st Source Corp.	64,930	1,843
Associated Banc-Corp.	1,329,065	23,817
Astoria Financial Corp.	345,880	4,455
BancFirst Corp.	11,350	691
BancorpSouth, Inc.	467,797	9,763
Bank of Hawaii Corp.	55,760	3,188
Bank of the Ozarks, Inc.	321,800	9,902
BankUnited, Inc.	277,550	8,671
BBCN Bancorp, Inc.	315,381	4,737
Berkshire Hills Bancorp, Inc.	55,438	1,340
BOK Financial Corp.	125,730	8,328
Boston Private Financial Holdings, Inc.	1,173,978	14,651
Brookline Bancorp, Inc.	916,380	8,275
Cardinal Financial Corp.	405,050	7,153
Cathay General Bancorp	251,302	6,431
Central Pacific Financial Corp.	81,810	1,464

	Shares	Fair Value
		(000’s)
Chemical Financial Corp.	264,206	$7,292
City Holding Co.	47,730	1,988
City National Corp.	366,175	27,555
Clifton Bancorp, Inc.	228,300	2,822
CoBiz Financial, Inc.	559,567	6,334
Columbia Banking System, Inc.	437,230	11,145
Community Bank System, Inc.	27,960	985
Community Trust Bancorp, Inc.	13,225	463
CVB Financial Corp.	819,553	12,531
Dime Community Bancshares, Inc.	92,195	1,394
East West Bancorp, Inc.	248,500	8,464
Enterprise Financial Services Corp.	62,575	1,092
First Commonwealth Financial Corp.	303,070	2,594
First Financial Bancorp	104,900	1,714
First Financial Corp.	50,615	1,552
First Horizon National Corp.	4,617,628	54,397
First Interstate Bancsystem, Inc.	153,470	4,006
First Merchants Corp.	60,300	1,202
First Midwest Bancorp, Inc.	1,015,997	16,459
First NBC Bank Holding Co.A	219,200	6,968
First Niagara Financial Group, Inc.	1,767,887	15,204
FirstMerit Corp.	203,465	3,581
Flushing Financial Corp.	33,040	614
FNB Corp.	341,460	4,200
Fulton Financial Corp.	956,665	10,849
German American Bancorp, Inc.	22,322	577
Glacier Bancorp, Inc.	253,800	6,721
Great Southern Bancorp, Inc.	95,200	2,968
Hancock Holding Co.	899,208	29,170
Hanmi Financial Corp.	513,700	10,849
Iberiabank Corp.	208,340	13,669
Independent Bank Corp.	95,460	3,485
International Bancshares Corp.	313,880	7,957
Investors Bancorp, Inc.	276,500	2,862
Lakeland Financial Corp.	39,545	1,439
MB Financial, Inc.	235,330	6,340
National Penn Bancshares, Inc.	620,475	6,391
NBT Bancorp, Inc.	167,038	3,904
Northwest Bancshares, Inc.	329,800	4,090
Old National BancorpB	369,407	4,943
People’s United Financial, Inc.	564,000	8,189
Pinnacle Financial Partners, Inc.	325,560	12,046
Popular, Inc.A	188,200	6,004
PrivateBancorp, Inc.	286,624	8,255
Prosperity Bancshares, Inc.	421,174	24,483
Provident Financial Services, Inc.	256,619	4,288
Renasant Corp.	78,430	2,227
S&T Bancorp, Inc.	179,767	4,374
Sandy Spring Bancorp, Inc.	62,630	1,466
Square 1 Financial Inc.A	30,513	582
State Bank Financial Corp.	644,800	10,646
Sterling Bancorp	292,200	3,477
Stock Yards Bancorp, Inc.	39,326	1,151
Taylor Capital Group, Inc.A	28,280	603
TCF Financial Corp.	177,071	2,799
Tompkins Financial Corp.	8,170	363

	Shares	Fair Value
		(000’s)
Trustmark Corp.	127,478	$2,936
UMB Financial Corp.	261,400	14,803
Umpqua Holdings Corp.	701,214	11,865
Union Bankshares Corp.	83,100	1,984
United Bankshares, Inc.B	125,600	4,029
United Community Banks, Inc.	778,120	12,878
United Financial Bancorp, Inc.	50,000	634
Valley National BancorpB	1,647,780	15,786
Washington Federal, Inc.	595,725	12,486
Washington Trust Bancorp, Inc.	117,970	4,058
Webster Financial Corp.	1,085,598	31,124
WesBanco, Inc.	137,593	4,111
Western Alliance BancorpA	99,396	2,276
Wilshire Bancorp, Inc.	233,910	2,203
Wintrust Financial Corp.	610,138	28,268
Zions Bancorporation	336,200	9,689

		675,562

Diversified Financials - 3.74%
Advent Software, Inc.	188,370	6,114
Ambac Financial Group, Inc.A	91,514	2,074
Calamos Asset Management, Inc., Class A	267,705	3,175
Capitol Federal Financial, Inc.	439,750	5,145
Cascade BancorpA	296,864	1,609
Cash America International, Inc.	88,550	3,931
CoreLogic, Inc.A	647,570	17,614
Credit Acceptance Corp.A B	74,068	8,423
Customers Bancorp, Inc.A	505,175	9,578
Encore Capital Group, Inc.A	70,350	2,988
ExlService Holdings, Inc.A	226,800	6,362
FBR & Co.A	54,881	1,534
Federated Investors, Inc., Class BB	84,907	2,396
First BanCorp Puerto RicoA	598,300	3,075
GAMCO Investors, Inc., Class A	12,243	938
Global Cash Access Holdings, Inc.A	872,600	7,304
Green Dot Corp., Class AA	412,200	7,415
Greenhill & Co., Inc.	17,465	799
Home Loan Servicing Solutions Ltd.	239,770	5,131
Janus Capital Group, Inc.B	1,996,150	22,737
Nelnet, Inc., Class A	223,231	9,204
Northfield Bancorp, Inc.	183,320	2,339
Oppenheimer Holdings, Inc., Class A	92,060	2,101
Oritani Financial Corp.	119,440	1,768
Outerwall, Inc.A B	60,900	3,351
Piper Jaffray Cos.A	262,807	13,561
Portfolio Recovery Associates, Inc.	46,960	2,769
Prospect Capital Corp.B	123,492	1,310
Stifel Financial Corp.A	212,585	9,734
Synovus Financial Corp.	1,708,337	40,232

		204,711

Insurance - 6.98%
Allied World Assurance Co. Holdings AG	446,325	16,072
American Equity Investment Life Holding Co.	193,090	4,275
American Financial Group, Inc.	204,535	11,452
Amtrust Financial Services, Inc.B	217,531	9,276

	Shares	Fair Value
		(000’s)
Argo Group International Holdings Ltd.	62,340	$3,105
Aspen Insurance Holdings Ltd.	397,700	15,912
Assurant, Inc.	128,700	8,154
Assured Guaranty Ltd.	322,640	7,201
Axis Capital Holdings Ltd.	174,900	7,547
CNO Financial Group, Inc.	776,081	12,557
Employers Holdings, Inc.	150,700	3,210
Endurance Specialty Holdings Ltd.	406,415	21,495
Enstar Group Ltd.A	102,843	14,192
FBL Financial Group, Inc., Class A	131,500	5,626
First American Financial Corp.	191,920	5,209
Global Indemnity PLCA D	419,223	10,451
Hanover Insurance Group, Inc.	267,210	15,447
HCC Insurance Holdings, Inc.	188,860	8,816
Hilltop Holdings, Inc.A	53,360	1,094
Horace Mann Educators Corp.	1,078,214	30,891
Infinity Property & Casualty Corp.	46,738	3,027
Kansas City Life Insurance Co.	22,736	993
Kemper Corp.	163,620	5,663
Maiden Capital Financing Trust	177,550	2,038
Montpelier Re Holdings Ltd.	260,108	7,681
National Western Life Insurance Co., Class A	13,983	3,370
Navigators Group, Inc.A	42,413	2,579
Old Republic International Corp.	779,960	11,224
PartnerRe Ltd.	43,200	4,508
Platinum Underwriters Holdings Ltd.	402,127	23,565
Primerica, Inc.	150,730	6,946
Protective Life Corp.	127,640	8,856
Reinsurance Group of America, Inc.	58,800	4,719
Renaissancere Holdings Ltd.	73,700	7,209
Safety Insurance Group, Inc.	170,810	8,542
Selective Insurance Group, Inc.	183,638	4,093
StanCorp Financial Group, Inc.	131,940	7,961
State Auto Financial Corp.	66,239	1,398
Stewart Information Services Corp.	133,836	3,944
Symetra Financial Corp.	1,122,030	25,582
Third Point Reinsurance Ltd.A	260,059	3,786
United Fire Group, Inc.	43,460	1,228
Validus Holdings Ltd.	266,110	9,721
White Mountains Insurance Group Ltd.	18,354	11,103

		381,718

Real Estate - 4.48%
Acadia Realty TrustE	392,650	11,085
Amerco, Inc.	66,650	17,540
American Assets Trust, Inc.E	225,190	7,722
Apollo Commercial Real Estate Finance, Inc.E	336,200	5,571
Apollo Residential Mortgage, Inc.E	162,800	2,654
Ashford Hospitality Prime, Inc.E	88,434	1,472
Ashford Hospitality Trust, Inc.E	318,090	3,661
Associated Estates Realty Corp.E	151,315	2,674
Brandywine Realty TrustE	358,215	5,570
CareTrust REIT, Inc.A E	184,800	3,153
CBL & Associates Properties, Inc.E	226,870	4,242
Chatham Lodging TrustE	500,000	10,585

	Shares	Fair Value
		(000’s)
Chesapeake Lodging TrustE	296,400	$8,797
Colony Financial, Inc.E	265,400	5,879
Corporate Office Properties TrustE	546,380	15,501
EPR PropertiesE	149,070	8,035
Excel Trust, Inc.E	607,750	7,870
Geo Group, Inc.E	797,926	27,456
Getty Realty Corp.E	297,190	5,459
Granite Real Estate Investment TrustE	161,700	6,117
Healthcare Trust of America, Inc., Class AE	1,135,300	13,521
HFF, Inc., Class A	31,348	1,065
Hospitality Properties TrustE	139,733	3,992
LaSalle Hotel PropertiesE	334,300	11,630
Mack-Cali Realty Corp.E	207,411	4,376
New Residential Investment Corp.E	780,470	4,667
Omega Healthcare Investors, Inc.B E	128,935	4,711
Pebblebrook Hotel TrustE	379,414	13,811
Pennsylvania Real Estate Investment TrustE	228,815	4,400
RAIT Financial TrustB E	600,770	4,626
RLJ Lodging TrustE	422,700	11,853
Urstadt Biddle Properties, Inc., Class AE	268,060	5,493

		245,188

Total Financials		1,507,179

HEALTH CARE - 6.31%
Biotechnology - 0.22%
Charles River Laboratories International, Inc.A	66,884	3,626
Myriad Genetics, Inc.A B	136,000	4,910
PDL BioPharma, Inc.B	361,669	3,392

		11,928

Health Care Equipment & Supplies - 1.54%
Computer Programs and Systems, Inc.	137,080	9,023
Fabrinet	549,516	10,221
Haemonetics Corp.A	770,469	27,405
Hillenbrand, Inc.	87,910	2,642
Hill-Rom Holdings, Inc.	138,919	5,473
Integra LifeSciences Holdings Corp.A	71,355	3,384
Invacare Corp.	621,300	9,301
Natus Medical, Inc.A	383,770	11,041
Thoratec Corp.A	169,850	5,520

		84,010

Health Care Providers & Services - 4.31%
Air Methods Corp.B	238,850	12,002
Centene Corp.A	162,220	11,694
Covance, Inc.A	182,300	15,299
Ensign Group, Inc.	213,000	7,014
Gentiva Health Services, Inc.	113,580	2,056
Hanger Orthopedic Group, Inc.A	744,850	23,575
Health Net, Inc.A	193,000	7,950
HealthSouth Corp.	1,092,680	41,882
LifePoint Hospitals, Inc.A	478,590	34,324
Magellan Health Services, Inc.A	81,820	4,713
Omnicell, Inc.A	317,450	8,698

	Shares	Fair Value
		(000’s)
Owens & Minor, Inc.	278,081	$9,202
Select Medical Holdings Corp.	1,109,415	17,240
Triple-S Management Corp., Class BA	133,807	2,312
Universal American Corp.	155,400	1,234
WellCare Health Plans, Inc.A	592,750	36,976

		236,171

Pharmaceuticals - 0.24%
Questcor Pharmaceuticals, Inc.	64,988	5,847
Taro Pharmaceutical Industries Ltd.A	51,200	7,232

		13,079

Total Health Care		345,188

INDUSTRIALS - 19.83%
Aerospace & Defense - 1.77%
AAR Corp.	277,442	7,463
Aerovironment, Inc.A	350,150	11,026
Aircastle Ltd.	644,951	11,577
Alliant Techsystems, Inc.	159,755	20,758
Cubic Corp.	151,600	6,649
Exelis, Inc.	613,730	10,335
Huntington Ingalls Industries, Inc.	30,900	2,809
Moog, Inc., Class AA	128,454	8,481
Orbital Sciences Corp.A	57,223	1,469
Sparton Corp.	50,875	1,406
Triumph Group, Inc.	100,200	6,348
World Fuel Services Corp.	202,850	8,712

		97,033

Building Products - 2.23%
American Woodmark Corp.A	236,450	6,952
Apogee Enterprises, Inc.	265,987	8,631
Armstrong World Industries, Inc.	221,800	10,797
Crane Co.	323,229	22,177
Drew Industries, Inc.	160,259	7,212
Masonite International Corp.B	584,300	28,637
Owens Corning	214,890	7,317
Simpson Manufacturing Co., Inc.	381,325	11,596
Trex Co., Inc.A	560,400	15,775
Universal Forest Products, Inc.	60,174	2,634

		121,728

Commercial Services & Supplies - 6.62%
ABM Industries, Inc.	188,758	4,645
Apollo Group, Inc., Class AA	599,680	16,749
Bally Technologies, Inc.A	85,800	5,163
Brink’s Co.	441,210	11,842
Capella Education Co.	14,668	938
CDI Corp.	90,869	1,260
Convergys Corp.	396,601	7,690
Con-way, Inc.	936,800	46,232
CSG Systems International, Inc.	569,020	14,817
CyrusOne, Inc.E	142,950	3,552
Deluxe Corp.	196,764	10,824
DeVry, Inc.	221,650	8,859
Dun & Bradstreet Corp.	114,220	12,568
Ennis, Inc.	148,728	2,109
G&K Services, Inc., Class A	62,130	2,988

	Shares	Fair Value
		(000’s)
Heidrick & Struggles International, Inc.	161,500	$3,015
Herman Miller, Inc.	848,610	24,814
Hudson Global, Inc.A	630,300	2,427
Interface, Inc.	653,134	10,352
Kelly Services, Inc., Class A	195,209	3,112
Kforce, Inc.	45,674	908
Koppers Holdings, Inc.	89,574	3,227
Korn/Ferry InternationalA	718,409	21,136
McGrath Rentcorp	231,298	7,991
Mobile Mini, Inc.	605,400	22,860
Monotype Imaging Holdings, Inc.	421,330	12,594
Navigant Consulting, Inc.A	298,594	4,873
PHH Corp.A	913,060	21,320
PHI, Inc.A F	33,250	1,312
Pitney Bowes, Inc.B	625,590	16,928
Providence Service Corp.A	79,084	3,133
Resources Connection, Inc.	155,633	2,350
Steelcase, Inc., Class A	612,212	9,244
Strayer Education, Inc.A	20,815	1,079
TAL International Group, Inc.B	108,470	4,794
TrueBlue, Inc.A	469,272	12,666
United Stationers Supply Co.	380,876	14,694
Viad Corp.	159,238	3,379
West Corp.	150,800	3,886

		362,330

Construction & Engineering - 1.70%
AECOM Technology Corp.A	405,650	13,772
Aegion Corp.A	692,972	15,876
Comfort Systems USA, Inc.	1,060,555	15,802
Dycom Industries, Inc.A	373,500	10,503
EMCOR Group, Inc.	70,095	2,869
Engility Holdings, Inc.A	40,900	1,414
Granite Construction, Inc.	186,300	6,064
MYR Group, Inc.A	431,170	10,697
Tutor Perini Corp.	383,072	10,431
URS Corp.	99,170	5,679

		93,107

Diversified Manufacturing - 0.28%
Barnes Group, Inc.	419,347	14,362
Myers Industries, Inc.	50,905	941

		15,303

Electrical Equipment - 1.35%
Brady Corp., Class A	87,504	2,288
Energy XXI Bermuda Ltd.B	283,786	5,664
EnerSys, Inc.	178,439	11,318
Geospace Technologies Corp.A B	190,121	7,650
Global Power Equipment Group, Inc.	167,160	2,753
GrafTech International Ltd.A B	473,100	3,974
II-VI, Inc.	1,251,000	17,165
Regal-Beloit Corp.	177,590	12,483
The Babcock & Wilcox Co.	348,300	10,811

		74,106

Industrial Conglomerates - 0.22%
Chemed Corp.B	72,600	7,395
ICF International, Inc.A	24,988	864

	Shares	Fair Value
		(000’s)
Park-Ohio Industries, Inc.	28,762	$1,707
Trimas Corp.A	57,646	1,826

		11,792

Machinery - 3.53%
Actuant Corp., Class A	67,817	2,189
American Railcar Industries, Inc.B	64,882	4,439
Ampco-Pittsburgh Corp.	61,569	1,242
Applied Industrial Technologies, Inc.	41,811	2,026
Astec Industries, Inc.	196,160	7,625
Chart Industries, Inc.A B	112,270	8,538
CIRCOR International, Inc.	72,800	5,232
Columbus McKinnon Corp.	101,290	2,355
Esterline Technologies Corp.A	136,404	14,807
FreightCar America, Inc.	226,650	4,891
ITT Corp.	119,310	5,485
John Bean Technologies Corp.	70,724	1,842
Kadant, Inc.	80,650	3,076
L.B. Foster Co., Class A	54,711	2,552
Lindsay Corp.B	112,440	9,102
Meritor, Inc.A	1,492,300	18,758
Miller Industries, Inc.	231,100	4,435
Mueller Industries, Inc.	283,950	7,902
NACCO Industries, Inc., Class A	28,952	1,381
Oshkosh Corp.	690,280	31,906
Tennant Co.	21,710	1,584
Terex Corp.	790,000	27,263
TimkenSteel Corp.	76,240	3,317
Titan International, Inc.B	795,600	11,870
Valmont Industries, Inc.B	48,800	7,107
Watts Water Technologies, Inc., Class A	36,489	2,133

		193,057

Marine - 0.53%
Great Lakes Dredge & Dock Corp.	820,000	5,920
Matson, Inc.	850,400	22,919

		28,839

Road & Rail - 1.14%
Forward Air Corp.	380,009	17,013
Heartland Express, Inc.	404,800	9,088
Landstar System, Inc.	193,560	12,800
Ryder System, Inc.	271,405	23,376

		62,277

Trading Companies & Distributors - 0.46%
Air Lease Corp.	320,060	11,026
MRC Global, Inc.A	218,500	5,862
WESCO International, Inc.A B	105,310	8,266

		25,154

Total Industrials		1,084,726

INFORMATION TECHNOLOGY - 12.33%
Communications Equipment - 1.41%
Anixter International, Inc.	136,512	11,736
ARRIS Group, Inc.A	770,948	26,343
Bel Fuse, Inc., Class B	145,273	3,434
Brocade Communications Systems, Inc.	1,966,652	18,113
Finisar Corp.A	96,023	1,895

	Shares	Fair Value
		(000’s)
IxiaA	439,920	$4,707
Plantronics, Inc.	232,622	10,926

		77,154

Computers & Peripherals - 0.61%
Lexmark International, Inc., Class A	546,760	26,261
Mercury Systems, Inc.A	665,137	7,350

		33,611

Electronic Equipment & Instruments - 3.37%
AVX Corp.	540,380	7,349
Benchmark Electronics, Inc.A	372,355	8,992
Celestica, Inc.A	191,200	2,052
Coherent, Inc.	41,207	2,428
Ingram Micro, Inc., Class AA	684,711	19,651
Intersil Corp., Class A	262,776	3,371
Itron, Inc.A	77,746	2,797
Littelfuse, Inc.	157,300	13,673
Methode Electronics, Inc.	774,500	24,769
Nanometrics, Inc.A	223,622	3,480
Newport Corp.A	57,746	1,000
Plexus Corp.A	367,138	14,440
Sanmina Corp.A	495,035	11,529
Scansource, Inc.A	167,275	5,990
Taser International, Inc.A	281,940	3,400
Tech Data Corp.A	141,649	8,894
Tronox Ltd., Class A	85,290	2,264
Universal Display Corp.A B	125,810	3,857
Vishay Intertechnology, Inc.	3,006,250	44,281

		184,217

Internet Software & Services - 0.44%
Blucora, Inc.	402,800	6,876
Ebix, Inc.B	102,012	1,281
Netgear, Inc.A	501,021	15,687

		23,844

IT Consulting & Services - 1.36%
Booz Allen Hamilton Holding Corp.	463,580	10,310
CACI International, Inc., Class AA	193,270	13,334
Lionbridge TechnologiesA	678,950	3,890
Mantech International Corp., Class A	65,870	1,778
Science Applications International Corp.	73,870	3,086
Sykes Enterprises, Inc.A	657,454	13,609
SYNNEX Corp.A	266,262	17,174
Syntel, Inc.A	75,000	6,478
Unisys Corp.A	232,530	4,951

		74,610

Semiconductor Equipment & Products - 3.60%
Amkor Technology, Inc.A B	226,659	2,006
Brooks Automation, Inc.	2,559,327	26,054
Cirrus Logic, Inc.A B	112,800	2,530
Diodes, Inc.A	899,400	22,935
Fairchild Semiconductor International, Inc.A	1,427,100	21,720
FEI Co.	84,210	6,450
GT Advanced Technologies, Inc.A B	683,230	9,456
Integrated Device Technology, Inc.A	145,975	2,096
International Rectifier Corp.A	184,780	4,590

	Shares	Fair Value
		(000’s)
Kulicke & Soffa Industries, Inc.A	906,964	$12,353
Microsemi Corp.	276,345	6,627
MKS Instruments, Inc.	249,580	7,932
Omnivision Technologies, Inc.A	592,004	13,261
ON Semiconductor Corp.A	1,821,900	15,595
Photronics, Inc.A	856,000	6,822
QLogic Corp.A	1,632,631	14,857
Teradyne, Inc.	1,016,680	18,524
Ultra Clean Holdings, Inc.A	38,210	331
Xcerra Corp.A	245,600	2,296

		196,435

Software - 1.54%
Comverse, Inc.A	295,980	7,601
Conversant, Inc.A B	354,090	8,275
DST Systems, Inc.	57,020	5,136
FARO Technologies, Inc.A	411,540	20,836
Mentor Graphics Corp.	1,463,160	28,898
Netscout Systems, Inc.A	321,498	13,673

		84,419

Total Information Technology		674,290

MATERIALS - 5.46%
Chemicals - 1.95%
A. Schulman, Inc.	56,610	2,250
American Vanguard Corp.	422,800	5,365
Axiall Corp.	127,100	5,444
Cabot Corp.	129,658	6,793
Cytec Industries, Inc.	127,480	12,856
FutureFuel Corp.	136,000	2,143
Innophos Holdings, Inc.	114,200	6,901
Innospec, Inc.	69,090	2,778
Intrepid Potash, Inc.B	127,400	1,887
Landec Corp.A	521,850	6,372
Olin Corp.	456,160	12,120
PolyOne Corp.	588,000	22,316
Quaker Chemical Corp.	29,618	2,091
Rayonier Advanced Materials, Inc.	125,237	4,065
Scotts Miracle-Gro Co., Class A	247,900	13,188

		106,569

Construction Materials - 0.03%
Boise Cascade Co.A	51,509	1,450

Containers & Packaging - 0.18%
Graphic Packaging Holding Co.A	375,451	4,505
Owens-Illinois, Inc.A	160,900	5,019
UFP Technologies, Inc.A	7,644	193

		9,717

Metals & Mining - 2.96%
Allegheny Technologies, Inc.	259,300	9,763
Allied Nevada Gold Corp.A B	2,064,570	6,462
Carpenter Technology Corp.	219,420	11,879
Century Aluminum Co.A	310,300	5,834
Coeur d’Alene Mines Corp.	359,969	2,808
Commercial Metals Co.	66,700	1,150
Gibraltar Industries, Inc.A	468,139	6,877

	Shares	Fair Value
		(000’s)
Global Brass & Copper Holdings, Inc.	120,450	$1,828
Haynes International, Inc.	128,940	6,421
Horsehead Holding Corp.A	810,600	15,183
Kaiser Aluminum Corp.	420,500	32,470
Materion Corp.	261,609	8,453
Noranda Aluminum Holding Corp.	1,357,600	6,001
Pan American Silver Corp.	307,093	4,508
Schnitzer Steel Industries, Inc., Class A	224,420	5,994
Steel Dynamics, Inc.	240,998	5,112
Stillwater Mining Co.A	435,620	7,798
United States Steel Corp.B	506,300	16,955
Worthington Industries, Inc.	173,404	6,633

		162,129

Paper & Forest Products - 0.34%
Domtar Corp.	190,860	6,855
Neenah Paper, Inc.	85,604	4,248
Resolute Forest Products, Inc.A	306,970	4,724
Schweitzer-Mauduit International, Inc.	67,907	2,773

		18,600

Total Materials		298,465

TELECOMMUNICATION SERVICES - 0.45%
Diversified Telecommunication Services - 0.28%
Atlantic Tele-Network, Inc.	44,210	2,587
EchoStar Corp., Class AA	137,940	6,993
IDT Corp., Class B	77,726	1,212
Vonage Holdings Corp.A	1,258,626	4,380

		15,172

Wireless Telecommunication Services - 0.17%
Iridium Communications, Inc.A B	165,100	1,351
Telephone & Data Systems, Inc.	323,983	8,099

		9,450

Total Telecommunication Services		24,622

UTILITIES - 3.04%
Electric - 2.32%
El Paso Electric Co.	347,320	12,799
Great Plains Energy, Inc.	1,005,390	24,924
Hawaiian Electric Industries, Inc.B	960,040	22,676
IDACORP, Inc.	262,745	14,070
NorthWestern Corp.	203,970	9,427
Ormat Technologies, Inc.B	121,210	3,126
PNM Resources, Inc.	233,880	5,999
Portland General Electric Co.	965,514	30,828
TECO Energy, Inc.	20,935	366
The Empire District Electric Co.	103,400	2,534

		126,749

Gas - 0.34%
Chesapeake Utilities Corp.	138,790	9,034
Laclede Group, Inc.	104,640	4,916
New Jersey Resources Corp.	92,600	4,730

		18,680

Multi-Utilities - 0.38%
Avista Corp.	155,940	4,839

	Shares	Fair Value
		(000’s)
Westar Energy, Inc.	446,470	$16,091

		20,930

Total Utilities		166,359

Total Common Stock (Cost $4,320,748)		5,216,405

RIGHT - 0.00% (Cost $26)
RIGHTS/WARRANTS - 0.00%
Community Health Systems, Inc.G	405,600	22

SHORT-TERM INVESTMENTS- 4.56%
American Beacon U.S. Government Money Market Select Fund, Select Class H	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	229,348,229	229,348

Total Short-Term Investments (Cost $249,348)		249,348

SECURITIES LENDING COLLATERAL - 6.05%
American Beacon U.S. Government Money Market Select Fund, Select ClassH	281,554,504	281,554
DWS Government and Agency Securities Portfolio, Institutional Class	49,138,662	49,139

Total Securities Lending Collateral (Cost $330,693)		330,693

TOTAL INVESTMENTS - 105.98% (Cost $4,900,815)		5,796,468
LIABILITIES, NET OF OTHER ASSETS - (5.98%)		(327,281)

TOTAL NET ASSETS - 100.00%		$5,469,187

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2014.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.
F	Non-voting participating shares.
G	Right
H	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index September Future	Long	2,038	September, 2014	$227,583	$(9,534)

				$227,583	$(9,534)

Top Ten Holdings (% Net Assets)

First Horizon National Corp.		1.0
Con-way, Inc.		0.8
Vishay Intertechnology, Inc.		0.8
HealthSouth Corp.		0.8
Synovus Financial Corp.		0.7
WellCare Health Plans, Inc.		0.7
American Axle & Manufacturing Holdings, Inc.		0.7
LifePoint Hospitals, Inc.		0.6
Kaiser Aluminum Corp.		0.6
Oshkosh Corp.		0.6
Total Fund Holdings	628

Sector Allocation (% Equities)

Financials	28.9
Industrials	20.7
Consumer Discretionary	14.1
Information Technology	12.9
Health Care	6.6
Energy	5.9
Materials	5.7
Utilities	3.2
Consumer Staples	1.4
Telecommunication Services	0.6

American Beacon Small Cap Value II Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.53%
CONSUMER DISCRETIONARY - 10.75%
Auto Components - 1.70%
Dana Holding Corp.	3,764	$84
Fuel Systems Solutions, Inc.A	5,335	56

		140

Distributors - 1.42%
Core-Mark Holding Co., Inc.	1,760	83
Lincoln Educational Services Corp.	9,248	34

		117

Hotels, Restaurants & Leisure - 0.77%
Cracker Barrel Old Country Store, Inc.	135	13
Ruby Tuesday, Inc.A	8,362	50

		63

Household Durables - 0.32%
Helen of Troy Ltd.A	485	26

Internet & Catalog Retail - 0.94%
FTD Cos., Inc.A	2,335	77

Media - 0.47%
John Wiley & Sons, Inc., Class A	650	39

Specialty Retail - 3.53%
Citi Trends, Inc.A	2,528	51
Genesco, Inc.A	665	51
Liberty Tax, Inc.A	525	18
Pep Boys, Inc.A	6,412	69
Stage Stores, Inc.	3,389	61
West Marine, Inc.A	4,711	40

		290

Textiles & Apparel - 1.60%
Perry Ellis International, Inc.	3,103	58
Rocky Brands, Inc.	2,666	40
Steven Madden Ltd.	635	20
Unifirst Corp.	135	13

		131

Total Consumer Discretionary		883

CONSUMER STAPLES - 6.31%
Beverages - 0.47%
National Beverage Corp.	2,275	39

Food & Drug Retailing - 1.92%
Andersons, Inc.	1,340	72
Casey’s General Stores, Inc.	455	30
CST Brands, Inc.	1,671	56

		158

Food Products - 2.49%
Calavo Growers, Inc.	825	28
Cal-Maine Foods, Inc.	555	40
Darling International, Inc.A	3,291	62

	Shares	Fair Value
		(000’s)
Inventure Foods, Inc.A	6,162	$74

		204

Household Products - 1.10%
Prestige Brands Holdings, Inc.A	2,918	90

Personal Products - 0.33%
Steiner Leisure Ltd.A	665	27

Total Consumer Staples		518

ENERGY - 8.61%
Energy Equipment & Services - 5.74%
Atwood Oceanics, Inc.A	1,015	49
Bristow Group, Inc.	380	27
Cal Dive International, Inc.A	21,784	24
Hornbeck Offshore Services, Inc.A	1,403	61
Key Energy Services, Inc.A	2,022	12
Patterson-UTI Energy, Inc.	3,161	110
Superior Energy Services, Inc.	2,394	80
Unit Corp.A	1,703	108

		471

Oil & Gas - 2.87%
Advantage Oil & Gas Ltd.A	6,101	33
Stone Energy Corp.A	2,331	88
Triangle Petroleum Corp.A	6,431	69
Vaalco Energy, Inc.	6,617	46

		236

Total Energy		707

FINANCIALS - 24.90%
Banks - 9.00%
1st Source Corp.	885	25
BancFirst Corp.	355	22
Bancorp, Inc.A	4,811	46
BBCN Bancorp, Inc.	1,425	21
Boston Private Financial Holdings, Inc.	2,089	26
Bridge Capital HoldingsA	530	11
Bryn Mawr Bank Corp.	1,460	43
ConnectOne Bancorp, Inc.	7,263	138
Eagle Bancorp, Inc.A	1,871	62
Federated National Holding Co.	2,837	57
First Business Financial Services, Inc.	1,317	57
German American Bancorp, Inc.	1,071	28
Hanmi Financial Corp.	1,312	28
Horizon Bancorp	1,788	38
Peoples Bancorp, Inc.	1,160	27
South State Corp.	398	23
Southside Bancshares, Inc.	1,085	32
United Financial Bancorp, Inc.	1,886	24
Washington Federal, Inc.	1,482	31

		739

Diversified Financials - 3.08%
CBIZ, Inc.A	4,370	36
Gain Capital Holdings, Inc.	5,067	32
GFI Group, Inc.	13,836	63

	Shares	Fair Value
		(000’s)
Pacific Continental Corp.	1,914	$26
Piper Jaffray Cos.A	1,353	69
Texas Capital Bancshares, Inc.A	523	27

		253

Insurance - 2.58%
American Equity Investment Life Holding Co.	1,870	41
Enstar Group Ltd.A	150	21
Horace Mann Educators Corp.	2,365	68
Primerica, Inc.	1,175	54
ProAssurance Corp.	635	28

		212

Real Estate - 10.24%
Alexander & Baldwin, Inc.	972	37
Apollo Commercial Real Estate Finance, Inc.B	1,550	26
BioMed Realty Trust, Inc.B	2,925	63
CareTrust REIT, Inc.A B	1,665	28
Chatham Lodging TrustB	2,695	57
Colony Financial, Inc.B	2,599	58
DiamondRock Hospitality Co.B	4,831	59
Forestar Group, Inc.A	2,343	44
Franklin Street Properties Corp.B	4,505	55
LaSalle Hotel PropertiesB	1,444	50
LTC Properties, Inc.B	1,710	65
Pebblebrook Hotel TrustB	1,708	62
PS Business Parks, Inc.B	639	53
Resource Capital Corp.B	4,895	27
Ryman Hospitality Properties, Inc.B	1,045	50
Sovran Self Storage Inc.B	370	28
STAG Industrial, Inc.B	1,465	33
Summit Hotel Properties, Inc.B	4,465	46

		841

Total Financials		2,045

HEALTH CARE - 2.26%
Biotechnology - 0.65%
RTI Biologics, Inc.A	11,518	53

Health Care Equipment & Supplies - 1.01%
Haemonetics Corp.A	815	29
Hillenbrand, Inc.	1,845	55

		84

Health Care Providers & Services - 0.60%
Ensign Group, Inc.	605	20
U.S. Physical Therapy, Inc.	830	29

		49

Total Health Care		186

INDUSTRIALS - 17.27%
Aerospace & Defense - 1.11%
Ducommun, Inc.A	1,905	53
World Fuel Services Corp.	895	38

		91

	Shares	Fair Value
		(000’s)
Airlines - 0.57%
Skywest, Inc.	4,400	$47

Building Products - 1.30%
Crane Co.	1,213	83
Universal Forest Products, Inc.	538	24

		107

Commercial Services & Supplies - 2.55%
Clean Harbors, Inc.A	915	53
Iconix Brand Group, Inc.A	2,137	90
Layne Christensen Co.A	2,382	26
United Stationers Supply Co.	1,045	40

		209

Construction & Engineering - 3.48%
EMCOR Group, Inc.	2,449	100
Granite Construction, Inc.	1,671	54
MasTec, Inc.A	2,654	72
URS Corp.	1,042	60

		286

Diversified Manufacturing - 1.10%
Barnes Group, Inc.	2,625	90

Electrical Equipment - 1.95%
AZZ, Inc.	1,415	62
GrafTech International Ltd.A	5,828	49
Powell Industries, Inc.	599	35
Woodward, Inc.	290	14

		160

Industrial Conglomerates - 0.34%
Teleflex, Inc.	261	28

Machinery - 2.59%
Astec Industries, Inc.	1,003	39
Blount International, Inc.A	2,090	27
EnPro Industries, Inc.A	1,548	106
John Bean Technologies Corp.	1,085	28
Kadant, Inc.	335	13

		213

Marine - 0.23%
Ardmore Shipping Corp.	1,415	19

Road & Rail - 2.05%
Baltic Trading Ltd.	3,822	19
Saia, Inc.A	2,065	95
TravelCenters of America LLCA C	5,993	54

		168

Total Industrials		1,418

INFORMATION TECHNOLOGY - 13.65%
Communications Equipment - 2.76%
Anixter International, Inc.	515	44
ARRIS Group, Inc.A	966	33
NICE Systems Ltd., Sponsored ADRD	1,306	52
Oplink Communications, Inc.A	2,802	54

	Shares	Fair Value
		(000’s)
Polycom, Inc.A	3,468	$44

		227

Computers & Peripherals - 1.18%
Mercury Systems, Inc.A	2,421	27
Synaptics, Inc.A	972	70

		97

Electronic Equipment & Instruments - 3.39%
Analogic Corp.	995	71
Electro Scientific Industries, Inc.	6,206	37
MTS Systems Corp.	755	50
Tech Data Corp.A	1,045	66
Vishay Intertechnology, Inc.	3,640	54

		278

Internet Software & Services - 0.30%
j2 Global, Inc.	260	13
Netgear, Inc.A	385	12

		25

Semiconductor Equipment & Products - 5.75%
Entegris, Inc.A	5,102	59
FormFactor, Inc.A	9,485	64
Kulicke & Soffa Industries, Inc.A	5,816	79
Photronics, Inc.A	16,367	131
QLogic Corp.A	2,910	26
Silicon Motion Technology Corp.	3,138	72
Xcerra Corp.A	4,404	41

		472

Software - 0.27%
VASCO Data Security International, Inc.A	1,630	22

Total Information Technology		1,121

MATERIALS - 6.97%
Chemicals - 3.49%
Cabot Corp.	1,209	63
Innophos Holdings, Inc.	1,350	81
LSB Industries, Inc.A	1,010	39
Olin Corp.	495	13
OM Group, Inc.	2,537	72
Stepan Co.	365	18

		286

Metals & Mining - 2.70%
Compass Minerals International, Inc.	155	13
Royal Gold, Inc.	885	67
RTI International Metals, Inc.A	1,586	39
Schnitzer Steel Industries, Inc., Class A	2,873	78
Stillwater Mining Co.A	1,423	25

		222

Paper & Forest Products - 0.78%
Resolute Forest Products, Inc.A	2,583	40
Schweitzer-Mauduit International, Inc.	600	24

		64

Total Materials		572

	Shares	Fair Value
		(000’s)
UTILITIES - 4.81%
Electric - 1.70%
NorthWestern Corp.	1,205	$56
Portland General Electric Co.	1,294	41
The Empire District Electric Co.	1,765	43

		140

Gas - 2.76%
Laclede Group, Inc.	870	41
New Jersey Resources Corp.	1,345	69
One Gas, Inc.	1,145	41
South Jersey Industries, Inc.	655	35
WGL Holdings, Inc.	1,014	40

		226

Multi-Utilities - 0.35%
Avista Corp.	930	29

Total Utilities		395

Total Common Stock (Cost $7,091)		7,845

SHORT-TERM INVESTMENTS - 4.79% (Cost $393)
JPMorgan U.S. Government Money Market Fund, Capital Class	392,747	393

TOTAL INVESTMENTS - 100.32% (Cost $7,484)		8,238
LIABILITIES, NET OF OTHER ASSETS - (0.32%)		(26)

TOTAL NET ASSETS - 100.00%		$8,212

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	LLC - Limited Liability Company.
D	ADR - American Depositary Receipt.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index July Future	Long	3	July, 2014	$335	$14

				$335	$14

Top Ten Holdings (% Net Assets)

ConnectOne Bancorp, Inc.		1.7
Photronics, Inc.		1.6
Patterson-UTI Energy, Inc.		1.3
Unit Corp.		1.3
EnPro Industries, Inc.		1.3
EMCOR Group, Inc.		1.2
Saia, Inc.		1.1
Iconix Brand Group, Inc.		1.1
Barnes Group, Inc.		1.1
Prestige Brands Holdings, Inc.		1.1
Total Fund Holdings	166

Sector Allocation (% Equities)

Financials	26.1
Industrials	18.1
Information Technology	14.3
Consumer Discretionary	11.3
Energy	9.0
Materials	7.3
Consumer Staples	6.6
Utilities	5.0
Health Care	2.3

American Beacon International Equity Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 0.95%
Common Stocks - (Cost $19,464)
Ansell Ltd.A K	407,992	$7,167
Caltex Australia Ltd.A K	348,717	7,944
James Hardie Industries PLC, CDIB C K	598,701	7,516

Total Australia		22,627

Austria - 0.31%
Common Stocks - (Cost $6,580)
Uniqa Insurance Group AG K	593,676	7,444

Belgium - 1.28%
Common Stocks - (Cost $20,697)
Anheuser-Busch InBev N.V. K	204,539	22,114
KBC Groep N.V.A K	157,671	8,526

Total Belgium		30,640

Canada - 2.17%
Common Stocks - (Cost $50,390)
Bombardier, Inc.A	2,168,100	7,417
Imperial Oil Ltd.A	161,100	8,267
MDA Corp.A D E	127,600	9,535
Rogers Communications, Inc., Class BE	300,400	11,731
Suncor Energy, Inc.E	170,600	7,005
Talisman Energy, Inc.	755,000	7,901

Total Canada		51,856

Denmark - 0.31%
Common Stocks - (Cost $8,318)
Carlsberg A.S., Class B K	78,527	7,507

Finland - 0.71%
Common Stocks - (Cost $10,377)
Sampo OYJ, Class A K	341,297	16,948

France - 10.79%
Common Stocks - (Cost $206,404)
AXA S.A. K	720,007	16,489
BNP Paribas K	623,654	41,127
Cap Gemini S.A. K	156,517	11,315
Cie de St-Gobain K	157,400	7,628
Cie Generale des Etablissements Michelin K	90,840	9,949
Crédit Agricole S.A. K	189,438	2,566
GDF Suez K	354,739	9,088
Legrand S.A. K	257,062	14,197
Orange S.A. K	438,720	6,868
Peugeot S.A.E K	253,795	3,803
Sanofi K	582,687	61,136

	Shares	Fair Value
		(000’s)
Schneider Electric S.A. K	127,059	$10,689
Technip S.A. K	202,077	18,583
Total S.A. K	305,685	19,719
Valeo S.A. K	100,191	11,955
Vivendi S.A. K	497,353	12,478

Total France		257,590

Germany - 8.63%
Common Stocks - (Cost $135,545)
Bayer AG Reg K	372,519	49,336
Bayerische Motoren Werke AG K	66,476	7,949
Commerzbank AGA K	586,300	8,468
Daimler AG K	177,118	14,673
Deutsche Boerse AG K	141,280	10,280
HeidelbergCement AG K	133,810	9,969
Infineon Technologies AG K	1,022,540	11,327
Linde AG K	63,542	13,010
Merck KGaA K	145,820	12,958
METRO AG K	219,610	7,946
Muenchener Rueckversicherungs AG Reg K	33,507	7,128
SAP AG K	160,434	12,653
Siemens AG Reg K	199,767	24,714

Total Common Stocks		190,411

Preferred Stocks - (Cost $17,580)
Volkswagen AG K	65,983	15,414

Total Germany		205,825

Greece - 0.15%
Common Stocks - (Cost $3,952)
Piraeus Bank S.A., A K	1,707,621	3,579

Hong Kong/China - 2.58%
Common Stocks - (Cost $51,809)
AIA Group Ltd. K	1,662,800	8,929
China Merchants Holdings Intl.A K	1,998,000	6,742
China Mobile Ltd. K	1,876,807	20,759
CNOOC Ltd. K	8,773,000	15,544
Hutchison Whampoa Ltd. K	238,000	3,245
Link REITD K	1,114,159	6,320

Total Hong Kong/China		61,539

Ireland - 0.68%
Common Stocks - (Cost $13,654)
CRH PLCC K	608,660	14,182
Smurfit Kappa Group PLCC K	91,559	1,987

Total Ireland		16,169

Israel - 1.50%
Common Stocks - (Cost $31,434)
Teva Pharmaceutical Industries Ltd., Sponsored ADR F	668,340	35,756

	Shares	Fair Value
		(000’s)
Italy - 2.42%
Common Stocks - (Cost $44,998)
Atlantia SpA K	526,273	$13,912
ENI SpA K	932,278	23,698
Intesa Sanpaolo SpA K	2,847,656	8,428
Saipem SpAA K	315,335	7,337
UniCredit SpA K	563,187	4,388

Total Italy		57,763

Japan - 13.72%
Common Stocks - (Cost $284,766)
AEON Financial Service Co., Ltd. K	230,500	5,281
Asics Corp. K	370,780	7,867
Canon, Inc. K	289,700	9,481
Daikin Industries Ltd. K	221,800	15,303
Daiwa House Industry Co. Ltd. K	729,000	14,837
Don Quijote Co., Ltd. K	257,000	14,007
Hitachi Ltd. K	2,065,000	16,076
ITOCHU Corp. K	523,400	6,698
Japan Tobacco, Inc. K	488,100	17,030
JGC Corp. K	292,000	8,866
KDDI Corp. K	710,200	40,905
Komatsu Ltd. K	338,200	7,438
Konica Minolta, Inc. K	1,253,500	13,438
LIXIL Group Corp. K	328,900	8,010
Nikon Corp.E K	1,679,400	26,182
Nissan Motor Co., Ltd. K	1,382,900	13,637
Seven & I Holdings Co., Ltd. K	335,400	13,998
Shin-Etsu Chemical Co., Ltd. K	218,500	13,869
Sumitomo Mitsui Financial Group, Inc. K	776,700	31,797
Suntory Beverage & Food Ltd.A K	281,500	10,579
Toyota Motor Corp. K	406,200	24,030
United Arrows Ltd. K	207,000	8,123

Total Japan		327,452

Luxembourg - 0.22%
Common Stocks - (Cost $4,270)
RTL Group S.A. K	50,598	5,145

Netherlands - 5.59%
Common Stocks - (Cost $112,726)
Airbus Group N.V. K	191,516	11,075
Akzo Nobel K	521,519	37,595
ING Groep N.V. CVAA G K	1,037,920	13,442
Koninklijke Philips Electronics N.V. K	240,627	7,406
PostNL N.V.A K	1,325,527	6,606
QIAGEN N.V.A K	102,351	2,503
Reed Elsevier N.V.E K	1,232,569	27,692
SBM Offshore N.V.A K	692,530	9,271
TNT Express N.V.E K	1,205,200	9,689
Unilever N.V., CVA, GDR G H K	197,265	8,121

Total Netherlands		133,400

	Shares	Fair Value
		(000’s)
Norway - 0.93%
Common Stocks - (Cost $17,737)
Petroleum Geo-Services ASA K	512,284	$4,337
Statoil ASA K	246,430	7,026
Telenor ASA K	472,140	10,841

Total Norway		22,204

Portugal - 0.37%
Common Stocks - (Cost $7,949)
Galp Energia SGPS S.A. A K	492,800	8,730

Singapore - 2.47%
Common Stocks - (Cost $41,539)
DBS Group Holdings Ltd. K	1,156,342	16,865
Flextronics International Ltd.A	807,040	8,385
Noble Group Ltd. K	8,077,000	9,177
Sembcorp Industries Ltd. K	1,486,000	6,492
Sembcorp Marine Ltd. K	1,938,000	6,426
Singapore Telecommunications Ltd. K	3,526,000	11,487

Total Singapore		58,832

South Korea - 5.56%
Common Stocks - (Cost $113,221)
Hana Financial Group, Inc. K	288,234	11,608
Hyundai Mobis Co. Ltd. K	18,049	5,368
Hyundai Motor Co. K	34,774	8,280
KB Financial Group, Inc., ADRF	182,978	7,158
Korea Electric Power Corp. K	293,218	11,973
KT&G Corp. K	172,063	16,608
LG Electronics, Inc. K	197,269	14,696
POSCO K	41,106	13,374
Samsung Electronics Co., Ltd. K	11,494	14,976
Samsung Electronics Co., Ltd., Reg S, GDRH I K	13,506	8,698
SK Telecom Co., Ltd. K	77,544	19,855

Total South Korea		132,594

Spain - 1.67%
Common Stocks - (Cost $29,845)
Mediaset Espana Comunicacion S.A.A K	730,809	8,480
Red Electrica Corporation S.A. K	94,178	8,066
Repsol S.A. K	171,652	4,261
Tecnicas Reunidas S.A. K	123,875	6,958
Telefonica S.A. K	747,812	12,162

Total Spain		39,927

Sweden - 1.97%
Common Stocks - (Cost $39,964)
Assa Abloy AB, Class B K	224,222	10,987
Ericsson LM, Class B K	788,560	9,802
Getinge AB, Class B K	375,950	9,149
Swedbank AB, Class A K	667,645	17,105

Total Sweden		47,043

	Shares	Fair Value
		(000’s)
Switzerland - 8.39%
Common Stocks - (Cost $157,215)
ABB Ltd. K	396,240	$9,117
Clariant AG K	407,381	7,577
Credit Suisse Group AG Reg K	526,662	14,316
GAM Holding AG K	406,713	7,369
Givaudan S.A. Reg K	6,813	11,150
Novartis AG Reg K	742,378	64,802
Roche Holding AG Genusschein K	100,903	29,315
Swatch Groug AG K	18,137	9,709
Swiss Re AG K	104,450	8,879
UBS AG Reg K	1,420,881	24,402
Zurich Insurance Group AG K	46,290	13,457

Total Switzerland		200,093

United Kingdom - 21.20%
Common Stocks - (Cost $427,577)
Aviva PLCC K	2,921,124	24,706
BAE Systems PLCC K	1,564,304	11,290
Balfour Beatty PLCC K	1,069,852	4,287
Barclays PLCC K	6,952,117	26,343
BG Group PLCC K	606,842	11,972
BP PLC C K	1,197,900	9,785
British American Tobacco PLCC K	768,760	44,991
Carnival PLCA C K	274,084	9,899
Direct Line Insurance Group K	2,989,590	14,370
Drax Group PLCA K	28,183	331
GlaxoSmithKline PLCC K	504,900	12,187
Glencore Xstrata PLCA C K	2,611,338	15,859
HSBC Holdings PLCC K	2,943,406	31,615
Informa PLCA C K	1,578,921	12,944
Kingfisher PLCC K	1,692,500	8,543
Ladbrokes PLCA C K	702,951	1,557
Lloyds Banking Group PLCA C K	40,181,066	50,044
Marks & Spencer Group PLCC K	1,472,810	10,645
Michael Page International PLCC K	928,226	6,661
Prudential PLCC K	1,005,110	23,145
Reed Elsevier PLCC K	931,157	14,996
Rexam PLCA K	2,830,269	23,936
Rio Tinto PLCC K	146,184	8,356
Rolls-Royce Holdings PLCC K	897,859	15,642
Royal Dutch Shell PLC, Class AC K	887,881	36,510
Royal Dutch Shell PLC, Class BC K	256,246	11,040
Standard Chartered PLCC K	250,260	5,192
Taylor Wimpey PLCC K	6,380,115	11,891
Tesco PLCC K	2,683,600	11,613
Unilever PLCC K	333,634	14,448
Vodafone Group PLCC K	5,533,246	18,424
William Hill PLCA K	451,288	2,674

Total United Kingdom		505,896

SHORT-TERM INVESTMENTS - 4.85%
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	10,000,000	10,000

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital Class	105,711,509	105,712

Total Short-Term Investments (Cost 115,712)		$115,712

SECURITIES LENDING COLLATERAL - 1.88% (Cost 44,961)
DWS Government and Agency Securities Portfolio, Institutional Class	5,899,630	5,900
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	39,061,426	39,061

Total Securities Lending Collateral		44,961

TOTAL INVESTMENTS - 101.30% (Cost $2,018,684)		2,417,232
LIABILITIES, NET OF OTHER ASSETS - (1.30)%		(30,993)

TOTAL NET ASSETS - 100.00%		$2,386,239

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	CDI - Chess Depository Interest
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	All or a portion of this security is on loan at July 31, 2014.
F	ADR - American Depositary Receipt.
G	CVA - Dutch Certificate
H	GDR - Global Depositary Receipt.
I	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	The Fund is affiliated by having the same investment advisor.
K	Fair valued pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index August Future	Long	29	August, 2014	$3,126	$(8)
CAC 40 10 Euro September Futures	Long	203	September, 2014	11,532	(715)
DAX Index September Futures	Long	33	September, 2014	10,397	(529)
FTSE 100 Index September Futures	Long	227	September, 2014	25,610	(139)
FTSE MIB Index September Futures	Long	22	September, 2014	3,030	(166)
Hang Seng Index August Futures	Long	23	August, 2014	3,675	100
IBEX 35 Index August Future	Long	30	August, 2014	4,296	85
OMXS 30 Index August Futures	Long	179	August, 2014	3,582	(2)
S&P TSX 60 Index September Futures	Long	79	September, 2014	12,815	415
SPI 200 September Futures	Long	74	September, 2014	9,580	330
TOPIX Index September Futures	Long	197	September, 2014	24,760	977

				$112,403	$348

Forward Foreign Currency Exchange Contracts on July 31, 2014 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	CHF	10,572,068	9/10/2014	CBK	$—	$(160)	$(160)
BUY	AUD	366,959	9/10/2014	SCB	—	(3)	(3)
BUY	CAD	849,200	9/10/2014	SCB	—	(13)	(13)
BUY	CHF	207,468	9/10/2014	SCB	—	(4)	(4)
BUY	EUR	2,159,966	9/10/2014	SCB	—	(35)	(35)
BUY	JPY	2,883,414	9/10/2014	SCB	—	(44)	(44)
BUY	SEK	596,274	9/10/2014	SCB	—	(10)	(10)
BUY	GBP	1,113,157	9/10/2014	SCB	—	(15)	(15)
BUY	JPY	20,661,613	9/10/2014	UAG	—	(95)	(95)
BUY	EUR	28,356,357	9/10/2014	CBK	—	(504)	(504)
BUY	GBP	23,627,442	9/10/2014	BRC	187	—	187
BUY	SEK	2,675,912	9/10/2014	CBK	—	(82)	(82)
BUY	CAD	11,104,350	9/10/2014	GST	26	—	26
BUY	HKD	2,844,940	9/10/2014	JPM	1	—	1
BUY	AUD	8,276,157	9/10/2014	RBS	67	—	67
SELL	GBP	2,519,878	9/10/2014	GST	13	—	13
SELL	CAD	1,174,666	9/10/2014	DUB	19	—	19
SELL	CHF	1,062,160	9/10/2014	GST	19	—	19
SELL	EUR	2,959,646	9/10/2014	GST	53	—	53
SELL	SEK	356,122	9/10/2014	GST	8	—	8
SELL	JPY	2,620,412	9/10/2014	DUB	27	—	27
SELL	AUD	870,443	9/10/2014	DUB	7	—	7

					$427	$(965)	$(538)

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas	GST	Goldman Sachs International
BOA	Bank of America, N.A.	FBF	Credit Suisse Intl.
BRC	Barclays Bank PLC	RBS	Royal Bank of Scotland
CBK	Citibank, N.A.	UAG	UBS AG

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

Top Ten Holdings (% Net Assets)
Novartis AG Reg		2.7
Sanofi		2.6
Lloyds Banking Group PLC		2.1
Bayer AG Reg		2.1
Royal Dutch Shell PLC		2.0
BNP Paribas		1.7
KDDI Corp.		1.7
Akzo Nobel		1.6
Teva Pharmaceutical Industries Ltd. Sponsored		1.5
British American Tobacco plc		1.9
Total Fund Holdings	169

Sector Allocation (% Equities)
Financials	22.1
Consumer Discretionary	15.3
Health Care	12.6
Industrials	11.8
Energy	9.7
Materials	7.9
Consumer Staples	7.4
Telecommunication Services	6.8
Information Technology	5.1
Utilities	1.3

Country Allocation (% Equities)
United Kingdom	22.5
Japan	14.5
France	11.4
Germany	9.1
Switzerland	8.9
South Korea	5.9
Netherlands	5.9
Hong Kong/China	2.7
Italy	2.6
Singapore	2.6
Canada	2.3
Sweden	2.1
Spain	1.8
Israel	1.6
Belgium	1.4
Australia	1.0
Norway	1.0
Finland	0.8
Ireland	0.7
Portugal	0.4
Austria	0.3
Denmark	0.3
Luxembourg	0.2
Greece	0.2

American Beacon Emerging Markets Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 0.24%
Common Stocks - (Cost $158)
YPF S.A., Sponsored ADRA	6,401	$226
Preferred Stocks - (Cost $131)
Nortel Inversora S.A., B Shares, ADRA	4,450	105

Total Argentina		$331

Austria - 1.40%
Common Stocks - (Cost $2,651)
Erste Group Bank AGE	52,631	1,350
Raiffeisen Bank International AGE	6,713	183
Vienna Insurance Group AGE	8,353	416

Total Austria		1,949

Bermuda - 0.02%
Common Stocks - (Cost $19)
Luye Pharma Group Ltd., B	24,500	21

Brazil - 13.68%
Common Stocks - (Cost $17,096)
Banco Bradesco S.A.B	33,650	525
Banco do Brasil S.A.	90,990	1,112
Banco Santander Brasil S.A., ADRA	27,210	183
BM&FBovespa S.A.	43,500	232
Brasil Insurance Participacoes e Administracao S.A.	42,500	175
BRF - Brasil Foods S.A.B	39,547	967
CCR S.A.	35,270	277
Centrais Eletricas Brasileiras S.A., Sponsored ADRA B	174,020	483
Cia de Saneamento Basico do Estado de Sao PauloB	77,500	686
Cia de Saneamento Basico do Estado de Sao Paulo, ADRA B	37,410	333
Cia Hering	23,300	217
EDP - Energias do Brasil S.A.	63,500	297
Embraer S.A., ADRA	35,170	1,338
Fibria Celulose S.A., ADRA	21,670	214
Gerdau S.A., Sponsored ADRA	33,230	195
Grupo BTG PactualC	23,800	371
JBS S.A.	93,800	345
Magnesita Refratarios S.A.	154,000	305
Marfrig Alimentos S.A.	435,600	1,272
Oi S.A., ADRA	151,710	100
Petroleo Brasileiro S.A.B	34,248	272
Petroleo Brasileiro S.A., A Shares, Sponsored ADRA B	74,450	1,252
Petroleo Brasileiro S.A., Sponsored ADRA B	109,120	1,738
Raia Drogasil S.A.B	20,910	175
Telefonica Brasil S.A., ADRA	63,415	1,278

	Shares	Fair Value
		(000’s)
TIM Participacoes S.A.	144,300	$765
Ultrapar Participacoes S.A.	11,012	254
Viver Incorporadora e Construtora S.A.B	431,588	27

Total Common Stocks		15,388

Convertible Bonds - (Cost $116)
Viver Incorporadora e Construtora S.A. 8/6/2016 B D E	270,118	67

Preferred Stocks - (Cost $3,508)
Banco Bradesco S.A.	48,796	744
Banco Estado Rio GranB	74,800	380
Bradespar S.A.	13,900	141
Gerdau S.A.	42,800	252
Itau Unibanco Holding S.A.	44,251	685
Itau Unibanco Holding S.A., Sponsored ADRA	25,110	387
Itausa - Investimentos Itau S.A.B	21,900	92
Metalurgica Gerdau S.A.B	800	6
Petroleo Brasileiro S.A.B	66,471	560
Vale S.A., ADRA	24,130	308

Total Preferred Stocks		3,555

Total Brazil		19,010

Cayman Island - 0.04%
Common Stocks - (Cost $36)
JD.com, Inc., ADR A B	1,886	54

Chile - 0.38%
Common Stocks - (Cost $651)
Empresa Nacional de TelecomB	14,950	182
S.A.C.I. Falabella	43,570	345

Total Chile		527

Colombia - 0.55%
Common Stocks - (Cost $393)
Bancolombia S.A., Sponsored ADRA	657	41
Cementos Argos S.A.	23,456	137
Grupo de Inversiones Suramericana S.A.B	11,844	264

Total Common Stocks		442

Preferred Stocks - (Cost $261)
Banco Davivienda S.A.	6,426	109
Bancolombia S.A.	7,964	122
Grupo de Inversiones Suramericana S.A.	4,000	85

Total Preferred Stocks		316

Total Colombia		758

Czech Republic - 0.91%
Common Stocks - (Cost $1,518)
Komercni Banka A.S.E	1,606	349
Telefonica Czech Republic A.S.	69,320	915

Total Czech Republic		1,264

	Shares	Fair Value
		(000’s)
Greece - 0.07%
Common Stocks - (Cost $90)
National Bank of Greece S.A., B E	30,790	$97

Hong Kong/China - 19.35%
Common Stocks - (Cost $26,833)
Ajisen China Holdings Ltd. E	346,000	283
Anhui Conch Cement Co., Ltd. H E	189,000	716
Apt. Satellite Holdings Ltd.B	312,500	461
Bank of China Ltd. H E	2,066,000	985
Baoxin Auto Group Ltd. E	137,000	111
Beijing Capital International Airport Co. Ltd. H E	626,000	434
Beijing Enterprises Holdings Ltd. E	17,500	152
Bosideng International Holdings Ltd.	5,598,000	950
Chaoda Modern Agriculture Holdings Ltd.D E	2,200,000	68
China Communications Services Corp. Ltd. H E	790,000	386
China Construction Bank H E	2,222,415	1,716
China Life Insurance Co., Ltd. H E	235,000	702
China Machinery Engineering Corp. H E	275,000	168
China Mengniu Dairy Co., Ltd. E	65,000	316
China Mobile Ltd. E	253,500	2,805
China Oilfield Services Ltd. H E	168,000	422
China Overseas Land & Investment Ltd. E	66,000	201
China Railway Group Ltd. H E	574,000	308
China Resources Power Holdings Co., Ltd. E	132,000	371
China Yuchai International Ltd. E	17,000	348
China ZhengTong Auto Services Holdings Ltd. E	241,500	134
Chongqing Changan Automobile Co., Ltd. E	31,600	69
CNOOC Ltd. E	306,000	542
Cosco International Holdings Ltd.	1,036,000	437
COSCO Pacific Ltd. E	416,473	627
Dickson Concepts International Ltd.	280,445	159
Dongfang Electric Corp. H E	200,400	346
Dongfeng Motor Group Co., Ltd. H	488,000	865
First Pacific Co., Ltd.	1,161,874	1,400
Global Bio-chem Technology Group Co., Ltd.B E	982,520	38
Guangzhou Automobile Group Co., Ltd. H E	239,370	269
Huandian Power International Corp. HB E	82,000	50
Industrial & Commercial Bank of China Ltd. H E	1,295,555	890
Lianhua Supermarket Holdings Co., Ltd. HB E	563,000	310
Lifestyle International Holdings Ltd.B	310,000	604
Luk Fook Holdings International Ltd.	338,000	1,046
NWS Holdings Ltd. E	177,571	328

	Shares	Fair Value
		(000’s)
Parkson Retail Group Ltd.B E	2,021,000	$603
PetroChina Co., Ltd. H E	180,000	236
PICC Property and Casualty Co., Ltd. H E	171,380	278
Ping An Insurance Group Co., H E	61,000	521
Qihoo 360 Technology Co., Ltd., ADRA B	1,320	120
Samsonite International S.A. E	164,700	513
Shanghai Industrial Holdings Ltd. E	226,000	754
Sihuan Pharmaceutical Holdings Group Ltd. E	273,000	168
Sino Biopharmaceutical E	140,000	120
Sinotrans Shipping Ltd.B	2,340,000	646
TAL Education Group, ADRA	2,241	66
Tencent Holdings Ltd. E	76,200	1,231
Tsingtao Brewery Co., Ltd. H E	24,000	196
Uni-President China Holdings Ltd. E	167,400	137
Weichai Power Co., Ltd. HB E	89,000	387
Weiqiao Textile Co., Ltd. H E	834,600	445
West China Cement Ltd. E	984,000	120
Wumart Stores, Inc. E	385,000	342

Total Hong Kong/China		26,900

Hungary - 1.49%
Common Stocks - (Cost $2,369)
Magyar Telekom Telecommunications PLCF	316,533	503
OTP Bank PLCF E	21,620	375
Richter Gedeon Nyrt E	72,249	1,186

Total Hungary		2,064

India - 8.37%
Common Stocks - (Cost $10,020)
Ashok Leyland Ltd.B E	470,039	266
Bank of India E	62,080	280
Bharat Heavy Electricals Ltd. E	76,250	287
Bharat Petroleum Corp. Ltd. E	23,237	223
Glenmark Pharmaceuticals Ltd. E	27,312	296
HDFC Bank Ltd. E	26,465	362
Hero Honda Motors Ltd. E	6,554	282
Hindustan Petroleum Corp., Ltd. E	27,550	181
ICICI Bank Ltd. E	27,893	677
Idea Cellular Ltd.B E	68,543	176
India Cements Ltd. E	355,840	602
Indian Oil Corp Ltd. E	142,330	782
IndusInd Bank Ltd. E	34,259	315
Infrastructure Development Finance Co., Ltd. E	31,500	78
ITC Ltd. E	63,786	375
Jubilant Life Sciences Ltd. E	8,580	27
NMDC Ltd. E	133,140	374
Oil & Natural Gas Corp. Ltd. E	56,514	370
Oriental Bank of Commerce E	21,490	98
Power Grid Corp. of India Ltd. E	146,860	325
Punjab National Bank Ltd. E	17,520	275
Reliance Industries Ltd. E	48,060	794
Reliance Infrastructure Ltd.	88,825	1,087

	Shares	Fair Value
		(000’s)
Rolta India Ltd. E	140,670	$247
Sesa Sterlite Ltd.B E	46,534	222
Sesa Sterlite Ltd., ADRA	4,332	82
Shree Cement Ltd.B E	1,391	170
South Indian Bank Ltd. E	98,700	49
State Bank of India E	13,230	532
Steel Authority of India Ltd. E	186,140	268
Tata Chemicals Ltd.B	144,820	824
Tata Consultancy Services Ltd. E	8,841	376
UPL Ltd.B	26,640	144
Zee Entertainment Enterprises Ltd. E	38,971	187

Total India		11,633

Indonesia - 0.73%
Common Stocks - (Cost $916)
Aneka Tambang Persero Tbk PT E	407,500	44
Bank Negara Indonesia Persero Tbk PT E	68,600	30
Kalbe Farma Tbk PT E	1,567,200	234
Matahari Department Store Tbk PT E	177,200	220
XL Axiata Tbk PT E	1,084,103	487

Total Indonesia		1,015

Japan - 0.10%
Common Stocks - (Cost $224)
Nexon Co., Ltd. E	14,600	140

Malaysia - 1.00%
Common Stocks - (Cost $1,391)
Astro Malaysia Holdings Bhd E	232,400	244
CIMB Group Holdings Bhd E	303,704	663
IHH Healthcare Bhd E	121,700	179
IJM Corp., Bhd E	58,800	123
Sapurakencana Petroleum Bhd E	135,200	182

Total Malaysia		1,391

Mexico - 4.69%
Common Stocks - (Cost $7,160)
ALFA S.A.B.	187,272	511
Alpek S.A. de C.V.	92,000	167
America Movil, S.A.B. de C.V., Series L, ADR A	84,503	1,993
Cemex, S.A.B. de C.V., Series L, Sponsored ADR A	109,696	1,378
Consorcio ARA, S.A.B. de C.V.B	288,600	131
Desarrolladora Homex, S.A.B. de C.V.B D E	456,630	88
Fomento Economico Mexicano, S.A.B. de C.V., Series B, ADR A	4,116	386
Grupo Financiero Banorte, S.A.B. de C.V.	62,455	416
Grupo Financiero Inbursa	73,658	225
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	16,443	218
Macquarie Mexico Real Estate NPVB G	446,990	900

	Shares	Fair Value
		(000’s)
Urbi Desarrollos Urbanos, S.A.B. de C.V.B D E	1,452,850	$98

Total Mexico		6,511

Netherlands - 0.15%
Common Stocks - (Cost $180)
Yandex N.V., B	7,014	212

Peru - 0.42%
Common Stocks - (Cost $539)
Credicorp Ltd.,	3,919	580

Philippines - 1.17%
Common Stocks - (Cost $1,340)
BDO Unibank, Inc.B E	152,670	319
DMCI Holdings, Inc. E	100,460	168
International Container Terminal Services, Inc. E	71,310	186
Lt Group, Inc. E	370,600	136
Metro Pacific Investments Corp. E	2,444,000	280
Metropolitan Bank & Trust Co. E	110,700	218
SM Investments Corp. E	17,480	320

Total Philippines		1,627

Poland - 1.70%
Common Stocks - (Cost $2,487)
Asseco Poland S.A. E	8,231	110
Bank Pekao S.A. E	10,451	554
Bank Zachodni WBK S.A. E	4,841	548
Orange Polska S.A. E	139,142	458
PKO Bank Polski S.A. E	43,760	497
PKP Cargo S.A. E	8,360	191

Total Poland		2,358

Qatar - 0.31%
Common Stocks - (Cost $452)
Commercial Bank of Qatar QSC	12,915	241
Ooredoo QSC	5,583	196

Total Qatar		437

Russia - 4.71%
Common Stocks - (Cost $7,710)
Gazprom OAO, Sponsored ADRA	291,360	2,136
Lukoil OAO, Sponsored ADRA	22,540	1,258
Mail.ru Group Ltd. GDRB E H I	5,196	155
Mobile TeleSystems OJSC, Sponsored ADRA	16,800	301
NovaTek OAO, Reg S, Sponsored GDR EI	3,180	328
Rosneft Oil Co., Reg S, GDR E H I	61,150	377
RusHydro JSC, ADRA	242,140	416
Sberbank, Sponsored ADRA B E	153,180	1,269
Sistema JSFC, Sponsored GDRH I	12,254	303

Total Russia		6,543

	Shares	Fair Value
		(000’s)
Singapore - 0.36%
Common Stocks - (Cost $323)
Haw Par Corp., Ltd.,	72,957	$500

South Africa - 1.67%
Common Stocks - (Cost $1,842)
ArcelorMittal South Africa Ltd.B E	2,530	9
Barclays Africa Group Ltd. E	22,210	346
Life Healthcare Group Holdings Ltd. E	40,692	167
MTN Group Ltd. E	25,190	519
Murray & Roberts Holdings Ltd.B E	11,200	26
Naspers Ltd., N Shares E	5,704	701
Pick n Pay Stores Ltd. E	37,546	205
Vodacom Group Pty Ltd. E	30,299	354

Total South Africa		2,327

South Korea - 18.27%
Common Stocks - (Cost $21,083)
BGF Retail Co., Ltd.B E	170	11
Cheil Worldwide, Inc.B E	2,910	61
Cosmax Inc.B E	1,893	172
Coway Co., Ltd. E	4,572	394
Hana Financial Group, Inc. E	8,545	345
Hite Jinro Ltd. E	16,757	369
Hotel Shilla Co., Ltd. E	2,603	277
Hyundai Department Store Co., Ltd. E	588	84
Hyundai Development Co-Engineering & Construction E	1,650	62
Hyundai Engineering & Construction Co., Ltd. E	5,141	313
Hyundai Glovis Co., Ltd E	977	250
Hyundai Mipo Dockyard Co. Ltd. E	672	80
Hyundai Mobis Co. Ltd. E	4,541	1,351
Hyundai Motor Co. E	5,746	1,369
KB Financial Group, Inc. E	61,976	2,423
Kia Motors Corp.	17,010	1,005
Kolao Holdings E	5,400	112
Korea Electric Power Corp. E	20,105	821
Korea Electric Power Corp., Sponsored ADRA	3,970	80
Korea Gas CorporationB E	1,476	88
Korean Reinsurance Co. E	9,266	102
KT Corp. E	3,800	123
KT Corp., Sponsored ADRA	14,860	238
LG Chem Ltd. E	1,160	324
LG Electronics, Inc. E	6,708	500
Lotte Confectionery Co., Ltd.	278	563
Lotte Shopping Co., Ltd. E	945	292
Mirae Asset Securities Co., Ltd. E	5,515	251
NCSoft Corp. E	1,280	193
NHN Corp. E	570	403
NongShim Co., Ltd. E	1,089	276
Orion Corp. E	188	172
Paradise Co., Ltd.B E	5,164	166
POSCO E	6,560	2,134
Samsung Electronics Co., Ltd. E	3,222	4,199

	Shares	Fair Value
		(000’s)
Samsung Life Insurance Co., Ltd. E	2,201	225
Seoul Semiconductor Co., Ltd.B E	6,961	194
Shinhan Financial Group Co., Ltd. E	46,255	2,296
Shinsegae Co., Ltd. E	2,549	579
SK Hynix, Inc.B E	11,869	516
SK Telecom Co., Ltd. E	1,021	261
Tong Yang Life Insurance E	28,270	274

Total Common Stocks		23,948

Preferred Stocks - (Cost $635)
Hyundai Motor Co., Ltd.	7,542	1,223
Samsung Electronics Co., Ltd. E	221	229

Total Preferred Stocks		1,452

Total South Korea		$25,400

Spain - 0.18%
Common Stocks - (Cost $206)
Cemex Latam Holdings S.A., B	25,925	256

Switzerland - 0.43%
Common Stocks - (Cost $642)
Coca-Cola HBC AG E	16,589	389
DKSH Holding Ltd., AG E	2,844	205

Total Switzerland		594

Taiwan - 5.20%
Common Stocks - (Cost $6,094)
Advanced Semiconductor Engineering, Inc. E	268,570	320
Chailease Holding Co., Ltd. E	117,975	311
China Life Insurance Co., Ltd.B E	56,617	54
Cleanaway Co., Ltd. E	12,000	70
Compal Electronics, Inc. E	467,000	430
CTBC Financial Holding Co., Ltd. E	331,290	233
Delta Electronics, Inc. E	31,000	212
Eclat Textile Co., Ltd. E	16,280	180
First Financial Holding Co., Ltd. E	441,825	301
Fubon Financial Holding Co., Ltd. E	155,000	243
Ginko International Co., Ltd. E	11,000	157
Hermes Microvision, Inc. E	3,525	135
HON HAI Precision Industry Co., Ltd. E	219,656	750
Largan Precision Co., Ltd. E	3,000	232
MediaTek, Inc. E	30,000	466
Nan Ya Printed Circuit Board Corp.B E	148,139	229
Radiant Opto-Electronics Corp. E	79,970	332
Shin Kong Financial Holding Co., Ltd. E	714,000	237
Simplo Technology Co., Ltd.B E	46,000	249
Taiwan Semiconductor Manufacturing Co., Ltd. E	387,385	1,556
Uni-President Enterprises Corp. E	104,669	200
United Microelectronics Corp. E	701,226	325

Total Taiwan		7,222

	Shares	Fair Value
		(000’s)
Thailand - 2.21%
Common Stocks - (Cost $3,034)
Advanced Info Service PCL E	43,100	$272
Bangkok Bank PCL E	98,590	602
Bangkok Bank PCL NVDRJ E	54,700	332
Indorama Ventures PCLB E	238,700	195
Kasikornbank PCL NVDRJ E	30,700	199
Kasikornbank PCL E	58,400	384
Land and Houses PCL NVDRJ	874,400	256
Minor International PCL	131,900	128
Minor International PCL, NVDRJ E	18,900	19
PTT Global Chemical PCLB	125,300	241
Robinson Department Store PCL E	2,400	4
Robinson Dept Store PLCB F	78,200	144
Thai Oil PCL	85,500	138
Total Access Communication PCL	40,400	126
Total Access Communication PCL, NVDRJ E	9,800	31

Total Thailand		3,071

Turkey - 2.29%
Common Stocks - (Cost $2,782)
Aygaz A.S.	175,940	752
Emlak Konut Gayrimenkul Yatirim Ortakligi ASG E	190,540	245
Turkiye Garanti Bankasi A.S. E	234,420	959
Turkiye Halk Bankasi A.S. E	42,060	315
Turkiye Vakiflar Bankasi Tao	387,547	905

Total Turkey		3,176

United Arab Emirates - 0.14%
Common Stocks - (Cost $119)
Emaar Properties PJSC E	71,706	190

United Kingdom - 0.31%
Common Stocks - (Cost $488)
JKX Oil & Gas PLCB E F	76,470	55
Mondi PLC EF	21,758	381

Total United Kingdom		436

United States - 0.10%
Common Stocks - (Cost $141)
First Cash Financial Services, Inc., B	2,465	139

SHORT-TERM INVESTMENTS - 6.72% (Cost $9,333)
JPMorgan U.S. Government Money Market Fund, Capital Class	9,333,225	9,333

TOTAL INVESTMENTS - 99.36% (Cost $134,970)		138,065
OTHER ASSETS, NET OF LIABILITIES - 0.64%		885

TOTAL NET ASSETS - 100.00%		$138,950

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Par value represents units rather than shares.
D	Illiquid.
E	Fair valued pursuant to procedures approved by the Board of Trustees.
F	PLC - Public Limited Company.
G	REIT - Real Estate Investment Trust.
H	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
I	GDR - Global Depositary Receipt.
J	NVDR - Non Voting Depositary Receipt.

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets September Futures	Long	75	September, 2014	$8,964	$19

				$8,964	$19

Foreign Currency Contracts Open at July 31, 2014 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SELL	JPY	60	8/21/2014	BOA	$1	$—	$1
SELL	JPY	60	8/21/2014	SSB	1	—	1

					$2	$—	$2

Glossary:

BOA	Bank of America, N.A.
SSB	State Street Bank and Trust Company

Currency Abbreviations:

JPY	Japanese Yen

American Beacon High Yield Bond Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
CONVERTIBLE PREFERRED STOCKS - 0.02% (Cost $68)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
CEVA Holding LLC, Series A-2A B C	$49	$53

COMMON STOCKS - 0.21%
CONSUMER DISCRETIONARY - 0.09%
Automobiles - 0.09%
General Motors Co.	6,381	216

MANUFACTURING - 0.03%
Paper & Forest Products - 0.03%
Catalyst Paper Corp.C	8,426	16
Newpage Holdings, Inc.A D	600	55

Total Manufacturing		71

SERVICE - 0.08%
Communications - 0.07%
Cengage Learning Holdings 11 Inc.A C	1,154	40
Cengage Learning Holdings II LPA C E	3,169	109

		149

Other Service - 0.01%
Dex Media, Inc.C	2,606	33

TRANSPORTATION - 0.01%
Other Transportation - 0.01%
CEVA Holding LLCA B C	22	25

Total Common Stocks (Cost $1,943)		494

RIGHTS - 0.02% (Cost $541)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
Horizon Lines, Inc., Exercise Price $0.051, Expires 9/27/2036A C D F	3,581,642	42

PREFERRED STOCKS - 0.59%
AGENCY - 0.05%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049C G	10,000	120

ENERGY - 0.19%
Oil & Gas - 0.19%
Halcon Resources Corp., 5.75%, Due 12/31/2049C	400	440

FINANCE - 0.35%
Banks - 0.35%
Ally Financial, Inc., 7.00%, Due 12/31/2049A H	90	90
Countrywide Capital V, 7.00%, Due 11/01/2036	15,000	381
GMAC Capital Trust I, 1.00%, Due 2/15/2040G	11,600	315

Total Finance		786

Total Preferred Stocks (Cost $1,352)		1,346

	Par Amount	Fair Value
	(000’s)	(000’s)
CONVERTIBLE OBLIGATIONS - 0.44%
Energy - 0.44%
American Energy - Utica LLC, 3.50%, Due 3/1/2021B H I	$535	$626
Goodrich Petroleum Corp., 5.00%, Due 10/1/2032	345	388

Total Convertible Obligations (Cost $985)		1,014

CORPORATE OBLIGATIONS - 93.22%
Consumer - 3.97%
Beverages & More, Inc., 10.00%, Due 11/15/2018H	550	531
Big Heart Pet Brands, 7.625%, Due 2/15/2019	654	674
CEDC Finance Corp International, Inc., 9.00%, Due 4/30/2018J	173	168
Diamond Foods, Inc., 7.00%, Due 3/15/2019H	245	252
Dole Food Co., Inc., 7.25%, Due 5/1/2019H	300	297
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021H	350	331
Innovation Ventures LLC, 9.50%, Due 8/15/2019B H	250	241
JBS Investments GmbH, 7.75%, Due 10/28/2020H	400	429
JBS USA LLC / JBS USA Finance, Inc.,
8.25%, Due 2/1/2020B H	400	432
7.25%, Due 6/1/2021B H	200	214
5.875%, Due 7/15/2024B H	425	420
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020H	200	212
Motors Liquidation Co., 8.375%, Due 7/15/2049A G	1,570	—
Pinnacle Operating Corp., 9.00%, Due 11/15/2020H	295	317
Post Holdings, Inc.,
6.75%, Due 12/1/2021H	200	208
7.375%, Due 2/15/2022	400	426
6.00%, Due 12/15/2022H	100	99
Prestige Brands, Inc.,
8.125%, Due 2/1/2020	165	181
5.375%, Due 12/15/2021H	475	475
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	340	345
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018B	400	415
9.00%, Due 4/15/2019B	685	714
9.875%, Due 8/15/2019B	475	512
5.75%, Due 10/15/2020B	110	112
8.25%, Due 2/15/2021B	300	318
Simmons Foods, Inc., 10.50%, Due 11/1/2017H	275	293
Spectrum Brands, Inc., 6.625%, Due 11/15/2022	470	498

		9,114

Energy - 18.07%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, Due 3/15/2024E	520	536
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	430	448
Athlon Holdings LP / Athlon Finance Corp., 6.00%, Due 5/1/2022E H	340	341
Basic Energy Services, Inc., 7.75%, Due 10/15/2022	290	314
Bonanza Creek Energy, Inc.,
6.75%, Due 4/15/2021	105	109
5.75%, Due 2/1/2023	300	294
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, Due 4/15/2022E	600	627
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	314
7.50%, Due 9/15/2020	100	108
CGG S.A., 6.50%, Due 6/1/2021	600	569
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	200	220
8.25%, Due 9/1/2021	235	252

	Par Amount	Fair Value
	(000’s)	(000’s)
7.625%, Due 11/15/2022	$985	$1,032
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	400	446
6.875%, Due 11/15/2020	605	681
5.75%, Due 3/15/2023	400	427
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	525
Compressco Partners LP / Compressco Finance, Inc., 7.25%, Due 8/15/2022E H	200	198
Comstock Resources, Inc., 9.50%, Due 6/15/2020	420	469
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017H	845	853
Energy Transfer Equity LP, 7.50%, Due 10/15/2020E	700	783
Energy XXI Gulf Coast, Inc.,
7.50%, Due 12/15/2021	200	209
6.875%, Due 3/15/2024H	455	453
EnQuest PLC, 7.00%, Due 4/15/2022H K	200	201
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	400	418
EV Energy Partner LP, 8.00%, Due 4/15/2019E	430	449
EXCO Resources, Inc., 8.50%, Due 4/15/2022	350	352
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016H	400	413
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	185	188
Gastar Exploration, Inc., 8.625%, Due 5/15/2018	495	515
Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, Due 2/15/2021E	415	419
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	524
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	107
8.875%, Due 5/15/2021	890	923
9.25%, Due 2/15/2022	100	105
Hercules Offshore, Inc.,
10.25%, Due 4/1/2019H	755	823
7.50%, Due 10/1/2021H	345	327
Key Energy Services, Inc., 6.75%, Due 3/1/2021	305	311
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018B H	500	542
Kinder Morgan, Inc.,
5.00%, Due 2/15/2021H	100	101
5.625%, Due 11/15/2023H	200	206
Linn Energy LLC / Linn Energy Finance Corp.,
6.50%, Due 5/15/2019B	325	332
6.25%, Due 11/1/2019B	250	254
8.625%, Due 4/15/2020B	700	739
7.75%, Due 2/1/2021B L	290	304
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	925	997
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, Due 7/15/2023E	510	502
McDermott International, Inc., 8.00%, Due 5/1/2021H	260	265
Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, Due 5/1/2021E	310	319
Memorial Resource Development Corp., 5.875%, Due 7/1/2022H	200	195
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	730	754
NGPL PipeCo LLC, 9.625%, Due 6/1/2019B H	160	173
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022H	585	633
Ocean Rig UDW, Inc., 7.25%, Due 4/1/2019H	765	736
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	505	520
7.125%, Due 4/1/2023	400	395
Pacific Drilling S.A., 5.375%, Due 6/1/2020H	350	333
Paragon Offshore PLC, 7.25%, Due 8/15/2024H K	195	186
PDC Energy, Inc., 7.75%, Due 10/15/2022	360	400
Penn Virginia Corp., 8.50%, Due 5/1/2020	315	349
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
8.375%, Due 6/1/2020E	$130	$144
6.50%, Due 5/15/2021E	300	319
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017B	215	224
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022H	330	340
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	305
5.25%, Due 5/1/2023	400	400
QR Energy LP / QRE Finance Corp LLC, 9.25%, Due 8/1/2020B E	775	887
Quicksilver Resources, Inc.,
7.00%, Due 6/21/2019H	200	195
9.125%, Due 8/15/2019	200	183
Range Resources Corp., 5.00%, Due 3/15/2023	355	365
Regency Energy Partners LP / Regency Energy Finance Corp.,
8.375%, Due 6/1/2019E H	500	535
5.875%, Due 3/1/2022E	275	287
4.50%, Due 11/1/2023E	95	90
Resolute Energy Corp., 8.50%, Due 5/1/2020	835	852
Rex Energy Corp., 8.875%, Due 12/1/2020	305	332
Rice Energy, Inc., 6.25%, Due 5/1/2022H	345	342
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018B H	240	256
6.00%, Due 1/15/2019B H	265	274
5.625%, Due 4/15/2020B H	555	571
6.875%, Due 4/15/2040B H	420	416
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B	1,005	1,041
6.25%, Due 3/15/2022B H	320	337
5.625%, Due 4/15/2023B	430	436
5.75%, Due 5/15/2024B H	335	340
Sabine Pass LNG LP, 7.50%, Due 11/30/2016E	295	322
Samson Investment Co., 10.75%, Due 2/15/2020H	815	825
Sanchez Energy Corp.,
7.75%, Due 6/15/2021	745	808
6.125%, Due 1/15/2023H	690	688
SandRidge Energy, Inc., 8.125%, Due 10/15/2022	280	298
Seventy Seven Energy, Inc., 6.50%, Due 7/15/2022H	405	407
Talos Production LLC, 9.75%, Due 2/15/2018B H	490	508
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.375%, Due 8/1/2022E	190	201
5.25%, Due 5/1/2023E	295	299
Triangle USA Petroleum Corp., 6.75%, Due 7/15/2022H	640	639
Ultra Petroleum Corp., 5.75%, Due 12/15/2018H	325	338
W&T Offshore, Inc., 8.50%, Due 6/15/2019	730	777
WPX Energy, Inc., 6.00%, Due 1/15/2022	420	439

		41,538

Finance - 9.39%
Aircastle Ltd., 6.25%, Due 12/1/2019	295	316
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	128
8.00%, Due 12/31/2018	200	234
7.50%, Due 9/15/2020	1,035	1,192
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC, 7.875%, Due 12/15/2020B H	400	415
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 7.75%, Due 2/15/2019E	200	210
Banco do Brasil SA/Cayman, 9.00%, Due 12/31/2049H	200	194
Bank of America Corp., 8.125%, Due 12/29/2049G	900	995
Bank One Capital III, 8.75%, Due 9/1/2030	275	377

	Par Amount	Fair Value
	(000’s)	(000’s)
Cengage Learning Acquisitions, Inc., Escrow, 11.50%, Due 4/15/2020A H M	$75	$—
CIT Group, Inc.,
5.50%, Due 2/15/2019H	100	107
5.375%, Due 5/15/2020	200	212
5.00%, Due 8/15/2022	800	826
Citigroup, Inc., 6.30%, Due 12/29/2049	700	703
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	450	459
Cogent Communications Finance, Inc., 5.625%, Due 4/15/2021H	530	519
Crown Castle International Corp., 5.25%, Due 1/15/2023	535	541
Denali Borrower LLC, 5.625%, Due 10/15/2020B H	285	294
E*Trade Financial Corp., 6.375%, Due 11/15/2019	1,370	1,455
Genworth Financial, Inc., 6.15%, Due 11/15/2066G	350	319
Geo Group, Inc., 5.125%, Due 4/1/2023	425	411
Hockey Merger Sub 2, Inc., 7.875%, Due 10/1/2021H	255	261
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, Due 2/1/2022E	650	663
International Lease Finance Corp., 8.625%, Due 1/15/2022	290	359
iStar Financial, Inc.,
9.00%, Due 6/1/2017	270	306
5.00%, Due 7/1/2019	185	182
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	800	812
Ladder Capital Finance Holdings LP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021B E H	150	150
Navient LLC,
8.45%, Due 6/15/2018B	300	347
5.50%, Due 1/15/2019B	600	621
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 5.875%, Due 3/15/2022B H	400	428
Nielsen Co., LUX SARL, 5.50%, Due 10/1/2021H	200	204
NRG Yield Operating LLC, 5.375%, Due 8/15/2024B H	300	300
Nuveen Investments, Inc., 9.50%, Due 10/15/2020H	1,030	1,202
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	220	235
Popular, Inc., 7.00%, Due 7/1/2019	350	352
Provident Funding Associates LP / PFG Finance Corp.,
10.125%, Due 2/15/2019E H	255	274
6.75%, Due 6/15/2021E H	400	397
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2021E	370	367
ROC Finance LLC / ROC Finance 1 Corp., 12.125%, Due 9/1/2018B H	550	590
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022K	900	968
Stena AB, 7.00%, Due 2/1/2024H	425	448
Stena International S.A., 5.75%, Due 3/1/2024H	525	530
Synovus Financial Corp.,
5.125%, Due 6/15/2017	575	589
7.875%, Due 2/15/2019	540	612
TMX Finance LLC / TitleMax Finance Corp., 8.50%, Due 9/15/2018B H	450	478

		21,582

Gas - 0.04%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.125%, Due 7/15/2019 E H	100	100

Manufacturing - 20.74%
Abengoa Finance SAU,
8.875%, Due 11/1/2017H	400	447
7.75%, Due 2/1/2020H	150	164
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	900	931
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017H	300	314
Aleris International, Inc., 7.875%, Due 11/1/2020	360	370
Allison Transmission, Inc., 7.125%, Due 5/15/2019H	600	636
Alpha Natural Resources, Inc., 7.50%, Due 8/1/2020H	645	595
ArcelorMittal,

	Par Amount	Fair Value
	(000’s)	(000’s)
4.25%, Due 8/5/2015	$170	$173
6.00%, Due 3/1/2021G	1,000	1,037
6.75%, Due 2/25/2022G	435	471
Arch Coal, Inc., 8.00%, Due 1/15/2019H	370	357
Ardagh Finance Holdings S.A., 8.625%, Due 6/15/2019H I	250	252
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.25%, Due 1/31/2019H K	200	200
7.00%, Due 11/15/2020H K	106	104
6.75%, Due 1/31/2021H K	400	399
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B, 7.375%, Due 5/1/2021H	300	319
Axiall Corp., 4.875%, Due 5/15/2023	380	371
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018H	400	365
Berry Plastics Corp., 5.50%, Due 5/15/2022	400	390
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017H	345	343
Blackboard, Inc., 7.75%, Due 11/15/2019H	400	405
BMC Software Finance, Inc., 8.125%, Due 7/15/2021H	800	796
BMC Software, Inc., 7.25%, Due 6/1/2018	215	215
Boart Longyear Management Property Ltd.,
10.00%, Due 10/1/2018H	180	188
7.00%, Due 4/1/2021H	230	168
Bombardier, Inc., 6.125%, Due 1/15/2023H	500	493
Boxer Parent Company, Inc., 9.00%, Due 10/15/2019H I	600	558
Catalyst Paper Corp., 11.00%, Due 10/30/2017I	146	117
Cemex Finance LLC,
9.375%, Due 10/12/2022B H	200	228
6.00%, Due 4/1/2024B H	200	200
Cemex SAB de CV,
9.00%, Due 1/11/2018H	400	424
5.875%, Due 3/25/2019H	200	204
Chrysler Group LLC / CG Co-Issuer, Inc., 8.00%, Due 6/15/2019B	375	400
CNH Industrial Capital LLC, 3.375%, Due 7/15/2019B H	185	181
Consol Energy, Inc.,
8.25%, Due 4/1/2020	500	533
5.875%, Due 4/15/2022H	100	101
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, Due 7/15/2020B H	475	475
Constellium N.V., 5.75%, Due 5/15/2024H	500	500
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B H	365	378
Dell, Inc., 5.40%, Due 9/10/2040	90	76
Eagle Spinco, Inc., 4.625%, Due 2/15/2021	535	523
Eldorado Gold Corp., 6.125%, Due 12/15/2020H	600	614
First Data Corp.,
8.25%, Due 1/15/2021H	800	856
11.25%, Due 1/15/2021	65	74
11.75%, Due 8/15/2021	429	458
First Data Holdings, Inc., 14.50%, Due 9/24/2019H I	30	34
First Quantum Minerals Ltd.,
6.75%, Due 2/15/2020H	400	408
7.00%, Due 2/15/2021H	343	353
7.25%, Due 5/15/2022H	195	201
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018H	500	519
8.25%, Due 11/1/2019H	870	932
6.875%, Due 4/1/2022H	595	633
Gardner Denver, Inc., 6.875%, Due 8/15/2021H	885	891
Gates Global LLC / Gates Global Co., 6.00%, Due 7/15/2022B H	290	283

	Par Amount	Fair Value
	(000’s)	(000’s)
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	$350	$358
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	700	741
Horsehead Holding Corp., 10.50%, Due 6/1/2017H	380	437
INEOS Group Holdings S.A., 5.875%, Due 2/15/2019H	400	404
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020H	230	242
KB Home,
4.75%, Due 5/15/2019	100	99
7.00%, Due 12/15/2021	100	108
7.50%, Due 9/15/2022	500	546
Kratos Defense & Security Solutions, Inc., 7.00%, Due 5/15/2019H	375	388
Liberty Tire Recycling LLC, 11.00%, Due 10/1/2016B H	425	403
Magnetation LLC / Mag Finance Corp., 11.00%, Due 5/15/2018B H	335	363
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B H	108	118
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018H M	200	84
Milacron LLC, 7.75%, Due 2/15/2021B H	315	339
Momentive Performance Materials, Inc., 8.875%, Due 10/15/2020	305	319
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	294
Murray Energy Corp., 8.625%, Due 6/15/2021H	300	318
Navistar International Corp., 8.25%, Due 11/1/2021	375	387
NCR Corp.,
5.00%, Due 7/15/2022	250	247
6.375%, Due 12/15/2023	345	365
New Gold, Inc., 6.25%, Due 11/15/2022H	235	247
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015H	550	509
Novelis, Inc., 8.75%, Due 12/15/2020	500	540
Nuance Communications, Inc., 5.375%, Due 8/15/2020H	260	263
Nufarm Australia Ltd., 6.375%, Due 10/15/2019H	290	300
OAS Finance Ltd.,
8.00%, Due 7/2/2021H	340	339
8.875%, Due 12/31/2049	100	97
Olin Corp., 5.50%, Due 8/15/2022	700	737
PaperWorks Industries, Inc., 9.50%, Due 8/15/2019H	250	253
Park Ohio Industries, Inc., 8.125%, Due 4/1/2021	490	538
Peabody Energy Corp.,
7.375%, Due 11/1/2016	500	535
6.25%, Due 11/15/2021	400	379
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B H	295	316
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021H	230	240
Polymer Group, Inc., 6.875%, Due 6/1/2019H	100	101
Quiksilver Inc. / QS Wholesale Inc.,
7.875%, Due 8/1/2018H	370	340
10.00%, Due 8/1/2020	510	437
Rain CII Carbon LLC / CII Carbon Corp., 8.25%, Due 1/15/2021B H	300	311
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019E H	760	803
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021E H	455	463
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	815	848
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022H	375	369
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	600	683
Springs Industries, Inc., 6.25%, Due 6/1/2021	325	324
SRA International, Inc., 11.00%, Due 10/1/2019	200	212
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021H	360	360
SunGard Availability Services Capital, Inc., 8.75%, Due 4/1/2022H	425	374
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	450	461
Taylor Morrison Communities Inc / Monarch Communities, Inc., 5.625%, Due 3/1/2024H	300	296
Taylor Morrison Communities, Inc.,
7.75%, Due 4/15/2020H	613	655

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 4/15/2021H	$445	$438
Terex Corp., 6.00%, Due 5/15/2021	435	456
Toll Brothers Finance, Corp., 5.625%, Due 1/15/2024	300	314
TPC Group, Inc., 8.75%, Due 12/15/2020H	800	874
TransDigm, Inc.,
7.50%, Due 7/15/2021	385	420
6.00%, Due 7/15/2022H	190	191
6.50%, Due 7/15/2024H	160	162
Transfield Services Ltd., 8.375%, Due 5/15/2020H	180	185
Tronox Finance LLC, 6.375%, Due 8/15/2020B	320	323
US Concrete, Inc., 8.50%, Due 12/1/2018	295	316
Verso Paper Holdings LLC / Verso Paper, Inc.,
11.75%, Due 1/15/2019B	1,380	1,363
Viasystems, Inc., 7.875%, Due 5/1/2019H	315	328
Weyerhaeuser Real Estate Co., 4.375%, Due 6/15/2019H	375	369
William Lyon Homes, Inc., 8.50%, Due 11/15/2020	345	380
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	210	224
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	395	419
Zachry Holdings, Inc., 7.50%, Due 2/1/2020H	330	349

		47,658

Service - 26.18%
24 Hour Holdings III LLC, 8.00%, Due 6/1/2022B H	300	287
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022H	325	326
ADT Corp., 6.25%, Due 10/15/2021	145	150
Ahern Rentals, Inc., 9.50%, Due 6/15/2018H	560	608
Alere, Inc.,
7.25%, Due 7/1/2018	400	428
6.50%, Due 6/15/2020	825	844
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	210	235
Amsurg Corp., 5.625%, Due 7/15/2022H	400	402
Arcos Dorados Holdings, Inc., 6.625%, Due 9/27/2023H	325	336
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 2.977%, Due 12/1/2017B G	775	769
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, Due 10/15/2021E	100	105
Bon-Ton Department Stores, Inc., 8.00%, Due 6/15/2021	375	341
Boyd Gaming Corp., 9.00%, Due 7/1/2020	455	487
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017	1,025	901
12.75%, Due 4/15/2018	400	144
8.50%, Due 2/15/2020	100	88
9.00%, Due 2/15/2020	300	250
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	375	418
CB OnCure Holdings, Inc., Escrow, 11.75%, Due 5/15/2017A	325	–
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.25%, Due 9/30/2022B	500	490
5.75%, Due 9/1/2023B	275	275
CEC Entertainment, Inc., 8.00%, Due 2/15/2022H	350	353
Cenveo Corp.,
11.50%, Due 5/15/2017	935	992
6.00%, Due 8/1/2019H	725	701
8.50%, Due 9/15/2022H	700	679
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	100	103
8.00%, Due 11/15/2019	200	215
7.125%, Due 7/15/2020	300	320
5.125%, Due 8/1/2021H	300	302
6.875%, Due 2/1/2022H	655	670

	Par Amount	Fair Value
	(000’s)	(000’s)
Clean Harbors, Inc., 5.125%, Due 6/1/2021	$325	$323
Clear Channel Communications, Inc.,
10.00%, Due 1/15/2018	255	232
9.00%, Due 3/1/2021	1,470	1,519
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	1,340	1,405
6.50%, Due 11/15/2022	350	366
Covanta Holding Corp., 5.875%, Due 3/1/2024	350	355
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	235	261
CSC Holdings LLC,
6.75%, Due 11/15/2021B	900	965
5.25%, Due 6/1/2024B H	675	646
CST Brands, Inc., 5.00%, Due 5/1/2023	335	331
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	975	999
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022E	235	248
DaVita HealthCare Partners, Inc., 5.125%, Due 7/15/2024	200	197
DaVita, Inc., 5.75%, Due 8/15/2022	200	211
DISH DBS Corp.,
7.125%, Due 2/1/2016	400	426
7.875%, Due 9/1/2019	230	265
5.875%, Due 7/15/2022	1,125	1,175
5.00%, Due 3/15/2023	100	98
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020H	250	261
DynCorp International, Inc., 10.375%, Due 7/1/2017	590	600
Endo Finance LLC & Endo Finco, Inc., 5.375%, Due 1/15/2023B H	625	603
Entercom Radio LLC, 10.50%, Due 12/1/2019B	370	413
Envision Healthcare Corp., 5.125%, Due 7/1/2022H	405	400
Equinix, Inc., 5.375%, Due 4/1/2023	1,050	1,055
Felcor Lodging LP, 5.625%, Due 3/1/2023E	475	475
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B G H L M	800	8
Gannett Company, Inc.,
5.125%, Due 7/15/2020	300	305
6.375%, Due 10/15/2023H	400	422
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021H	505	524
Gray Television, Inc., 7.50%, Due 10/1/2020	840	879
Grifols Worldwide Operations Ltd., 5.25%, Due 4/1/2022H	400	402
Guitar Center, Inc., 9.625%, Due 4/15/2020H	405	374
Harron Communications LP/Harron Finance Corp., 9.125%, Due 4/1/2020E H	310	344
HCA Holdings, Inc.,
6.25%, Due 2/15/2021	100	106
7.75%, Due 5/15/2021	250	270
HCA, Inc.,
7.50%, Due 2/15/2022	400	453
5.875%, Due 3/15/2022	200	213
5.875%, Due 5/1/2023	500	515
5.00%, Due 3/15/2024	775	768
Hertz Corp.,
6.75%, Due 4/15/2019	400	418
6.25%, Due 10/15/2022	300	311
Hilton Worldwide Finance LLC, 5.625%, Due 10/15/2021B H	320	335
Hologic, Inc., 6.25%, Due 8/1/2020	300	313
iPayment Holdings, Inc., 7.50%, Due 11/15/2018I	295	91
iPayment, Inc., 10.25%, Due 5/15/2018	375	321
Isle of Capri Casinos, Inc., 8.875%, Due 6/15/2020	270	286
Jaguar Holding Co. I, 9.375%, Due 10/15/2017H I	500	509
JC Penney Corp., Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
6.875%, Due 10/15/2015	$515	$515
7.95%, Due 4/1/2017	585	581
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019H I	275	278
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, Due 11/1/2019	305	341
L Brands, Inc., 5.625%, Due 10/15/2023	320	338
Landry’s, Inc., 9.375%, Due 5/1/2020H	400	434
LBI Media, Inc.,
10.00%, Due 4/15/2019H	510	542
4.25%, Due 4/15/2020H I	324	334
Lee Enterprises, Inc., 9.50%, Due 3/15/2022H	350	364
Light Tower Rentals, Inc., 8.125%, Due 8/1/2019H	175	178
Men’s Wearhouse, Inc., 7.00%, Due 7/1/2022H	650	675
MGM Resorts International,
6.625%, Due 7/15/2015	200	208
6.75%, Due 10/1/2020	335	363
6.625%, Due 12/15/2021	615	664
7.75%, Due 3/15/2022	375	431
Michaels Finco Holdings, Inc., 7.50%, Due 8/1/2018H I	52	53
Michaels Stores, Inc., 5.875%, Due 12/15/2020H	265	261
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021H	490	501
Monitronics International, Inc., 9.125%, Due 4/1/2020	485	509
MTR Gaming Group, Inc., 11.50%, Due 8/1/2019I	295	326
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	108
NBTY, Inc., 9.00%, Due 10/1/2018	360	375
New Look Bondco I PLC, 8.375%, Due 5/14/2018H K	400	421
Nextstar Broadcasting, Inc., 6.875%, Due 11/15/2020	495	525
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022B H	200	197
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.50%, Due 1/15/2020	475	527
Par Pharmaceutical Cos., Inc., 7.375%, Due 10/15/2020	300	320
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020H	500	508
PHH Corp., 6.375%, Due 8/15/2021	275	276
Pinnacle Entertainment, Inc., 7.75%, Due 4/1/2022	330	354
Quad/Graphics, Inc., 7.00%, Due 5/1/2022H	375	368
Radio One, Inc., 9.25%, Due 2/15/2020H	1,175	1,242
Radio Systems Corp., 8.375%, Due 11/1/2019H	200	220
Regal Entertainment Group, 5.75%, Due 6/15/2023	175	176
Ruby Tuesday, Inc., 7.625%, Due 5/15/2020	400	396
Safway Group Holding LLC, 7.00%, Due 5/15/2018B H	300	314
Scientific Games International, Inc.,
6.25%, Due 9/1/2020	170	162
6.625%, Due 5/15/2021H	215	204
Select Medical Corp., 6.375%, Due 6/1/2021	340	349
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020B H	425	447
Service Corp International, 7.50%, Due 4/1/2027	475	523
Service Corporation International, 5.375%, Due 5/15/2024H	275	281
Sirius XM Radio, Inc.,
5.25%, Due 8/15/2022H	155	162
6.00%, Due 7/15/2024H	500	503
SiTV LLC / SiTV Finance, Inc., 10.375%, Due 7/1/2019B H	615	618
Sugarhouse HSP Gaming Prop Mezz LP, 6.375%, Due 6/1/2021E H	565	549
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019H	300	296
8.125%, Due 4/1/2022	1,115	1,245
6.875%, Due 11/15/2031	250	240
United Rentals North America, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
7.375%, Due 5/15/2020	$125	$134
7.625%, Due 4/15/2022	470	518
5.75%, Due 11/15/2024	300	307
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	850	867
Univision Communications, Inc., 6.75%, Due 9/15/2022H	300	323
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021H	200	216
5.625%, Due 12/1/2021H	550	547
Videotron Ltd., 5.375%, Due 6/15/2024H	200	200
Visant Corp., 10.00%, Due 10/1/2017	820	795
VPI Escrow Corp., 6.375%, Due 10/15/2020H	920	950
VTR Finance BV, 6.875%, Due 1/15/2024H	400	415
WMG Acquisition Corp.,
5.625%, Due 4/15/2022H	300	298
6.75%, Due 4/15/2022H	600	584

		60,171

Telecommunications - 10.19%
Alcatel-Lucent USA, Inc., 6.75%, Due 11/15/2020H	700	714
Altice S.A., 7.75%, Due 5/15/2022H	525	537
Avanti Communications Group PLC, 10.00%, Due 10/1/2019H K	575	585
Avaya, Inc.,
9.00%, Due 4/1/2019H	450	459
10.50%, Due 3/1/2021H	400	350
Brightstar Corp., 9.50%, Due 12/1/2016H	250	265
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	308
6.75%, Due 12/1/2023	300	326
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	415	435
CommScope, Inc.,
5.00%, Due 6/15/2021H	175	173
5.50%, Due 6/15/2024H	175	174
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020	195	226
Digicel Group Ltd.,
8.25%, Due 9/30/2020H	300	323
7.125%, Due 4/1/2022H	600	609
Digicel Ltd., 6.00%, Due 4/15/2021H	200	204
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	255	261
7.375%, Due 6/1/2020	360	382
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	461
8.75%, Due 4/15/2022	200	228
7.875%, Due 1/15/2027	300	308
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	335	379
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	400	422
7.50%, Due 4/1/2021	300	320
6.625%, Due 12/15/2022	610	616
Intelsat Luxembourg S.A.,
7.75%, Due 6/1/2021	735	752
8.125%, Due 6/1/2023	265	276
Level 3 Escrow II, Inc., 5.375%, Due 8/15/2022H	280	275
Level 3 Financing, Inc.,
3.823%, Due 1/15/2018H	775	780
7.00%, Due 6/1/2020	550	585
8.625%, Due 7/15/2020	190	207

	Par Amount	Fair Value
	(000’s)	(000’s)
6.125%, Due 1/15/2021H	$215	$223
Millicom International Cellular S.A., 6.625%, Due 10/15/2021H	400	425
NII Capital Corp.,
10.00%, Due 8/15/2016	600	162
7.625%, Due 4/1/2021	390	103
Nokia OYJ, 6.625%, Due 5/15/2039	790	842
Oi S.A., 5.75%, Due 2/10/2022H	65	62
Sprint Capital Corp.,
6.875%, Due 11/15/2028	180	176
8.75%, Due 3/15/2032	735	815
Sprint Corp.,
7.875%, Due 9/15/2023H	860	919
7.125%, Due 6/15/2024H	200	204
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	100	114
9.00%, Due 11/15/2018H	500	586
7.00%, Due 3/1/2020H	100	113
7.00%, Due 8/15/2020	640	678
11.50%, Due 11/15/2021	515	681
6.00%, Due 11/15/2022	600	591
Telecom Italia SpA, 5.303%, Due 5/30/2024H	345	335
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	300	314
6.633%, Due 4/28/2021	300	315
6.125%, Due 1/15/2022	100	103
6.50%, Due 1/15/2024	100	104
Virgin Media Finance PLC, 6.375%, Due 4/15/2023H K	255	268
Virgin Media Secured Finance PLC,
5.375%, Due 4/15/2021H K	350	354
5.50%, Due 1/15/2025H K	400	404
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, Due 9/1/2020B H	295	320
Wind Acquisition Finance S.A.,
4.75%, Due 7/15/2020H	300	293
7.375%, Due 4/23/2021H	1,170	1,219
Windstream Corp., 7.50%, Due 6/1/2022	405	436
Ymobile Corp., 8.25%, Due 4/1/2018H	300	321

		23,420

Transportation - 2.05%
Bristow Group, Inc., 6.25%, Due 10/15/2022	310	327
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	585	628
9.375%, Due 6/1/2021	100	105
Eletson Holdings, 9.625%, Due 1/15/2022H	265	279
Florida East Coast Holdings Corp.,
6.75%, Due 5/1/2019H	420	435
9.75%, Due 5/1/2020H	100	105
HD Supply, Inc., 7.50%, Due 7/15/2020	745	795
Horizon Lines LLC,
11.00%, Due 10/15/2016B	125	125
13.00%, Due 10/15/2016B I	249	230
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, Due 2/15/2021E	760	795
Syncreon Group BV, 8.625%, Due 11/1/2021H	400	402
Watco Cos. LLC, 6.375%, Due 4/1/2023B H	475	482

		4,708

	Par Amount	Fair Value
	(000’s)	(000’s)
Utilities - 2.59%
AES Corp.,
9.75%, Due 4/15/2016	$210	$234
3.229%, Due 6/1/2019G	205	204
Calpine Corp.,
6.00%, Due 1/15/2022H	100	106
5.375%, Due 1/15/2023	575	564
5.875%, Due 1/15/2024H	100	104
5.75%, Due 1/15/2025	790	772
Elwood Energy LLC, 8.159%, Due 7/5/2026B	245	275
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020B M	575	56
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	408
Illinois Power Generating Co., 7.00%, Due 4/15/2018	345	331
InterGen N.V., 7.00%, Due 6/30/2023H	600	597
NRG Energy, Inc.,
7.875%, Due 5/15/2021	635	689
6.25%, Due 7/15/2022H	815	838
6.25%, Due 5/1/2024H	170	170
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020B H M	700	599

		5,947

Total Corporate Obligations (Cost $213,030)		214,238

	Shares
SHORT-TERM INVESTMENTS - 3.58% (Cost $8,225)
JPMorgan U.S. Government Money Market Fund, Capital Class	8,225,348	8,225

TOTAL INVESTMENTS - 98.08% (Cost $226,144)		225,412
OTHER ASSETS, NET OF LIABILITIES - 1.92%		4,410

TOTAL NET ASSETS - 100.00%		$229,822

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	Illiquid.
E	LP - Limited Partnership.
F	Call.
G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $92,983 or 40.46% of net assets. The Fund has no right to demand registration of these securities.
I	Payment in Kind.
J	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
K	PLC - Public Limited Company.
L	Non-voting participating shares.
M	In Default

American Beacon Retirement Income and Appreciation Fund

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 2.96% (Cost $2,232)
CONSUMER DISCRETIONARY- 0.35%
Household Durables - 0.35%
Lennar Corp., Class A	5,780	$209
Toll Brothers, Inc.A	3,240	106

Total Consumer Discretionary		315

ENERGY- 0.52%
Energy Equipment & Services - 0.26%
Schlumberger Ltd.	2,220	241

Oil & Gas - 0.26%
Continental Resources, Inc.A	1,600	235

Total Energy		476

FINANCIALS- 1.27%
Banks - 0.24%
First Republic Bank	4,730	221

Diversified Financials - 1.03%
Franklin Resources, Inc.	4,175	226
JPMorgan Chase & Co.	4,655	269
T. Rowe Price Group, Inc.	2,775	216
Wells Fargo & Co.	4,475	228

Total Financials		939

HEALTH CARE- 0.26%
Pharmaceuticals - 0.26%
Mylan, Inc.A	4,725	233

INDUSTRIALS- 0.30%
Construction & Engineering - 0.04%
Chicago Bridge & Iron Co. NV	657	39

Diversified Manufacturing - 0.26%
Eaton Corp., PLCB	3,390	230

Total Industrials		269

INFORMATION TECHNOLOGY- 0.26%
Computers & Peripherals - 0.26%
Apple, Inc.	2,485	237

Total Common Stocks (Cost $2,232)		2,690

PREFERRED STOCKS - 3.99% (Cost $3,626)
CONSUMER- 0.12%
Consumer Products - 0.12%
Post Holdings, Inc., 5.25%, Due A	1,100	108
Tyson Foods, Inc., 4.75%, Due	4,570	228

Total Consumer		336

ENERGY- 0.35%
Oil & Gas - 0.35%
Chesapeake Energy Corp., 5.75%, Due 12/31/2049C D	265	316

FINANCE- 1.57%
Insurance - 0.55%
MetLife, Inc., 5.00%, Due 3/26/2014	16,915	511

Other Finance - 0.50%

	Shares	Fair Value
		(000’s)
AMG Capital Trust II, 5.15%, Due 10/15/2037	7,300	$453

Real Estate - 0.52%
American Tower Corp., 5.25%, DueE	2,130	235
Crown Castle International Corp., 4.50%, Due 11/01/2016E	2,380	238

		473

Total Finance		1,437

MANUFACTURING- 1.08%
Aerospace & Defense - 0.46%
United Technologies Corp., 7.50%, Due 8/1/2015	7,035	417

Machinery - 0.62%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	4,310	566

Total Manufacturing		983

TRANSPORTATION- 0.25%
Other Transportation - 0.25%
Genesee & Wyoming, Inc., 5.00%, Due 10/01/2015	1,765	228

UTILITIES- 0.62%
Electric - 0.62%
Dominion Resources, Inc., 6.38%, Due 7/1/2017 A	2,320	118
Exelon Corp., 6.50%, Due 6/1/2017	4,325	212
NextEra Energy, Inc., 5.60%, Due 6/1/2015	3,665	230

Total Utilities		560

Total Preferred Stocks (Cost $3,626)		3,860

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 16.87%
Consumer - 0.26%
Jarden Corp.,
1.50%, Due 6/15/2019	$100	$116
1.125%, Due 3/15/2034D	120	118

		234

Energy - 0.26%
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/2019	62	72
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	100	109
Stone Energy Corp., 1.75%, Due 3/1/2017	109	126

		235

Finance - 1.93%
Ares Capital Corp., 4.75%, Due 1/15/2018	285	300
MGIC Investment Corp.,
5.00%, Due 5/1/2017	24	26
2.00%, Due 4/1/2020	81	105
Molina Healthcare, Inc., 1.125%, Due 1/15/2020	200	234
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/2020D	90	106
Spirit Realty Capital, Inc., 2.875%, Due 5/15/2019	220	221
Starwood Waypoint Residential Trust, 3.00%, Due 7/1/2019D	115	116
WellPoint, Inc., 2.75%, Due 10/15/2042	415	649

		1,757

Manufacturing - 8.96%
Cemex SAB de CV, 3.25%, Due 3/15/2016	100	138
Citrix Systems, Inc., 0.50%, Due 4/15/2019D	340	370
Cornerstone OnDemand, Inc., 1.50%, Due 7/1/2018	80	87
Danaher Corp., 0.01%, Due 1/22/2021	150	322

	Par Amount	Fair Value
	(000’s)	(000’s)
Electronic Arts, Inc., 0.75%, Due 7/15/2016	$390	$471
Emulex Corp., 1.75%, Due 11/15/2018D	120	111
Fluidigm Corp., 2.75%, Due 2/1/2034	222	206
InvenSense, Inc., 1.75%, Due 11/1/2018D	225	269
KB Home, 1.375%, Due 2/1/2019	140	135
Medidata Solutions, Inc., 1.00%, Due 8/1/2018	167	182
Mentor Graphics Corp., 4.00%, Due 4/1/2031	90	104
Microchip Technology, Inc., 2.125%, Due 12/15/2037	120	212
Novellus Systems, Inc., 2.625%, Due 5/15/2041	260	543
NVIDIA Corp., 1.00%, Due 12/1/2018D	505	547
ON Semiconductor Corp., 2.625%, Due 12/15/2026	180	204
Proofpoint, Inc., 1.25%, Due 12/15/2018D	115	132
RTI International Metals, Inc., 3.00%, Due 12/1/2015	215	221
Salesforce.com, Inc., 0.25%, Due 4/1/2018	600	665
SanDisk Corp., 0.50%, Due 10/15/2020D	570	663
ServiceNow, Inc., 0.01%, Due 11/1/2018D	325	349
Standard Pacific Corp., 1.25%, Due 8/1/2032	215	250
SunEdison, Inc., 0.25%, Due 1/15/2020D	151	152
SunPower Corp., 0.875%, Due 6/1/2021D	77	87
Take-Two Interactive Software, Inc.,
1.75%, Due 12/1/2016	105	138
1.00%, Due 7/1/2018	195	239
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	120	113
1.25%, Due 3/1/2021	360	336
Toll Brothers Finance Corp., 0.50%, Due 9/15/2032	220	223
Trinity Industries, Inc., 3.875%, Due 6/1/2036	140	259
Verint Systems, Inc., 1.50%, Due 6/1/2021	230	233
Workday, Inc., 0.75%, Due 7/15/2018	150	185

		8,146

Service - 4.97%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/2021	78	76
BioMarin Pharmaceutical, Inc.,
0.75%, Due 10/15/2018	156	160
1.50%, Due 10/15/2020	155	163
Cepheid, Inc., 1.25%, Due 2/1/2021D	110	104
Cubist Pharmaceuticals, Inc.,
1.125%, Due 9/1/2018D	255	274
1.875%, Due 9/1/2020D	65	70
Emergent Biosolutions, Inc., 2.875%, Due 1/15/2021D	110	113
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	130	523
Hologic, Inc., 0.000%, Due 3/1/2042	215	236
Illumina, Inc.,
0.25%, Due 3/15/2016	55	107
0.50%, Due 6/15/2021D	225	224
Insulet Corp., 2.00%, Due 6/15/2019	115	121
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	440	470
Liberty Interactive LLC, 0.75%, Due 3/30/2043F	200	278
Liberty Media Corp., 1.375%, Due 10/15/2023D	250	256
MGM Resorts International, 4.25%, Due 4/15/2015	304	451
Priceline Group, Inc.,
1.00%, Due 3/15/2018	360	519
0.35%, Due 6/15/2020	170	204
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/2019	85	176

		4,525

	Par Amount	Fair Value
	(000’s)	(000’s)
Telecommunications - 0.49%
Finisar Corp., 0.50%, Due 12/15/2033D	$215	$210
Palo Alto Networks, Inc., 0.01%, Due 7/1/2019D	235	239

		449

Total Convertible Obligations (Cost $13,553)		15,418

CORPORATE OBLIGATIONS - 31.92%
Consumer - 0.65%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	330
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	100	151
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042D	100	108

		589

Energy - 1.68%
Apache Corp., 5.10%, Due 9/1/2040	130	140
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	340
Devon Energy Corp., 4.75%, Due 5/15/2042	300	309
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	256
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	309
6.10%, Due 6/1/2040	140	173

		1,527

Finance - 16.26%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020F	250	290
American International Group, Inc.,
6.40%, Due 12/15/2020	107	128
4.875%, Due 6/1/2022	400	443
Bank of America Corp.,
7.80%, Due 9/15/2016	600	677
4.125%, Due 1/22/2024	1,000	1,024
Bank One Corp., 4.90%, Due 4/30/2015	250	258
Barclays Bank PLC, 3.75%, Due 5/15/2024B	700	701
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	292
Citigroup, Inc., 8.50%, Due 5/22/2019	650	822
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	283
6.00%, Due 8/7/2019	300	352
5.50%, Due 1/8/2020	150	173
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	175	186
6.25%, Due 9/1/2017	350	397
6.00%, Due 6/15/2020	535	619
ING Bank N.V.,
5.125%, Due 5/1/2015D	300	309
3.75%, Due 3/7/2017D	1,100	1,165
JPMorgan Chase & Co.,
0.560%, Due 6/13/2016G	375	374
3.625%, Due 5/13/2024	600	600
5.50%, Due 10/15/2040	350	403
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015B D	300	305
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	275	318
MetLife, Inc., 6.375%, Due 6/15/2034	400	515
Morgan Stanley,
0.714%, Due 10/15/2015G	400	401
7.30%, Due 5/13/2019	530	640
5.625%, Due 9/23/2019	150	171
National Australia Bank Ltd., 4.375%, Due 12/10/2020D	250	273
Nordea Bank AB, 4.875%, Due 1/27/2020D	250	279

	Par Amount	Fair Value
	(000’s)	(000’s)
Prudential Financial, Inc., 7.375%, Due 6/15/2019	$250	$306
Simon Property Group LP, 10.35%, Due 4/1/2019E H	300	402
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	200	208
UBS AG, 5.875%, Due 12/20/2017	552	627
Wachovia Corp., 0.604%, Due 10/15/2016G	850	849

		14,790

Manufacturing - 3.97%
American Honda Finance Corp., 3.875%, Due 9/21/2020D	250	267
Daimler Finance North America LLC, 2.25%, Due 9/3/2019D F	150	149
Dow Chemical Co., 4.125%, Due 11/15/2021	300	319
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017F	300	320
5.875%, Due 8/2/2021F	350	408
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	255
4.05%, Due 9/15/2022	350	364
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	335
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	168
United Technologies Corp., 6.125%, Due 7/15/2038	150	192
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015D	650	655
Xerox Corp., 2.95%, Due 3/15/2017	175	182

		3,614

Service - 2.87%
CBS Corp., 3.375%, Due 3/1/2022	300	298
Comcast Corp., 6.55%, Due 7/1/2039	400	518
McKesson Corp., 3.25%, Due 3/1/2016	140	145
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	134
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	137
4.30%, Due 11/23/2023	300	313
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	166
4.75%, Due 3/29/2021	325	359
Viacom, Inc., 4.50%, Due 2/27/2042	350	331
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	150	214

		2,615

Telecommunications - 2.98%
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	328
AT&T, Inc., 4.35%, Due 6/15/2045	473	445
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042D	250	262
Orange S.A., 2.125%, Due 9/16/2015	125	127
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	340	372
6.90%, Due 4/15/2038	325	416
6.55%, Due 9/15/2043	250	314
Vodafone Group PLC, 6.15%, Due 2/27/2037B	375	445

		2,709

Transportation - 1.58%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040F	140	167
5.15%, Due 9/1/2043F	300	332
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	283
CSX Corp., 5.50%, Due 4/15/2041	250	288
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	369

		1,439

	Par Amount	Fair Value
	(000’s)	(000’s)
Utilities - 1.93%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	$300	$356
Electricite de France S.A., 4.60%, Due 1/27/2020D	300	332
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	372
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	390
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	300	307

		1,757

Total Corporate Obligations (Cost $26,498)		29,040

FOREIGN GOVERNMENT OBLIGATIONS - 0.60%
Energy - 0.60%
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	206
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	340

Total Foreign Government Obligations (Cost $497)		546

ASSET-BACKED OBLIGATIONS - 1.54%
National Credit Union Administration, 0.553%, Due 3/11/2020, 2011 R3 1AG	1,400	1,405

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 12.11%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	114	114
5.622%, Due 4/10/2049, 2007-2 A2	41	41
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	20	20
1.45%, Due 4/16/2039, 2013-45 AB	1,893	1,874
2.17%, Due 4/16/2041, 2012 44 A	2,549	2,543
3.20%, Due 11/16/2044, 2011-92 B	2,900	2,971
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1D	588	611
3.645%, Due 3/10/2044, 2011-GC3 A2D	706	732
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	63	64
3.853%, Due 6/15/2043, 2010-C1 A1D	355	362
4.388%, Due 2/15/2046, 2011-C3 A3D	650	706
5.703%, Due 2/12/2049, 2007-CB19 A4	400	438
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	445	484
Wachovia Bank Commercial Mortgage Trust, 5.740%, Due 6/15/2049, 2007-C32 A2	55	56

Total Commercial Mortgage-Backed Obligations (Cost $10,857)		11,016

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.52%
Federal Home Loan Mortgage Corporation - 5.60%
5.00%, Due 2/1/2021	124	135
4.50%, Due 4/1/2021	128	137
5.00%, Due 9/1/2035	333	367
5.50%, Due 4/1/2037	83	91
5.00%, Due 3/1/2038	155	171
5.50%, Due 5/1/2038	122	135
4.00%, Due 1/1/2041	932	979
4.50%, Due 2/1/2041	841	905
3.50%, Due 6/1/2042	2,133	2,170

		5,090

Federal National Mortgage Association - 5.96%
3.50%, Due 1/1/2026	204	215
6.50%, Due 7/1/2032	86	99
5.50%, Due 6/1/2033	132	148

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 9/1/2034	$76	$82
5.50%, Due 12/1/2035	140	156
5.00%, Due 2/1/2036	114	126
5.50%, Due 4/1/2036	188	209
5.50%, Due 2/1/2037	119	132
6.00%, Due 9/1/2037	72	81
6.00%, Due 1/1/2038	95	107
4.50%, Due 1/1/2040	561	604
4.00%, Due 9/1/2040	442	465
4.00%, Due 1/1/2041	1,518	1,599
3.00%, Due 6/1/2043	1,431	1,405

		5,428

Government National Mortgage Association - 0.96%
6.00%, Due 2/15/2033	268	309
5.50%, Due 4/15/2033	296	330
5.00%, Due 5/15/2033	210	232

		871

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,913)		11,838

U.S. TREASURY OBLIGATIONS - 14.94%
0.25%, Due 12/15/2015	1,000	1,000
1.50%, Due 6/30/2016	2,000	2,036
1.00%, Due 10/31/2016	1,000	1,007
0.875%, Due 1/31/2017	1,000	1,002
0.75%, Due 12/31/2017	600	590
1.375%, Due 9/30/2018	1,000	993
1.25%, Due 2/29/2020	1,000	964
2.00%, Due 2/15/2022	1,500	1,468
1.625%, Due 11/15/2022	1,000	941
2.50%, Due 8/15/2023	2,000	2,003
6.875%, Due 8/15/2025	250	353
5.25%, Due 11/15/2028	550	703
4.75%, Due 2/15/2037	420	529

Total U.S. Treasury Obligations (Cost $13,384)		13,589

	Shares
SHORT-TERM INVESTMENTS - 3.19% (Cost $2,904)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,903,998	2,904

TOTAL INVESTMENTS - 101.13% (Cost $86,316)		92,306
LIABILITIES, NET OF OTHER ASSETS - (1.13%)		(1,325)

TOTAL NET ASSETS - 100.00%		$90,981

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	Non-voting participating shares.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,341 or 12.46% of net assets. The Fund has no right to demand registration of these securities.

E	REIT - Real Estate Investment Trust.
F	LLC - Limited Liability Company.
G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
H	LP - Limited Partnership.

American Beacon Intermediate Bond Fund

July 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 40.49%
Consumer - 0.70%
Altria Group, Inc.,
4.75%, Due 5/5/2021	$390	$429
2.85%, Due 8/9/2022	650	621
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	264
Diageo Capital PLC, 1.50%, Due 5/11/2017A	1,075	1,084
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	400	431

		2,829

Energy - 3.54%
Apache Corp., 5.10%, Due 9/1/2040	200	215
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	569
6.25%, Due 3/15/2038	360	445
ConocoPhillips, 6.65%, Due 7/15/2018	825	976
DCP Midstream Operating LP,
2.70%, Due 4/1/2019C	370	373
5.60%, Due 4/1/2044C	370	407
Devon Energy Corp., 4.75%, Due 5/15/2042	400	412
Enable Midstream Partners LP, 3.90%, Due 5/15/2024B C	520	517
Energy Transfer Partners LP, 4.15%, Due 10/1/2020C	465	488
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039D	390	472
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	436
Halliburton Co., 3.25%, Due 11/15/2021	895	925
Husky Energy, Inc., 3.95%, Due 4/15/2022	800	840
Phillips 66,
2.95%, Due 5/1/2017	555	579
4.30%, Due 4/1/2022	535	569
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044C	305	307
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	1,115	1,157
Shell International Finance BV, 1.125%, Due 8/21/2017	1,335	1,329
Spectra Energy Capital LLC, 5.65%, Due 3/1/2020D	595	667
Spectra Energy Partners LP, 4.60%, Due 6/15/2021C	235	255
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	412
7.625%, Due 1/15/2039	650	938
6.10%, Due 6/1/2040	290	359
Williams Partners LP, 3.90%, Due 1/15/2025C	685	684

		14,331

Finance - 18.33%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	400	464
Aetna, Inc.,
2.75%, Due 11/15/2022	740	713
4.75%, Due 3/15/2044	515	541
American Express Co., 4.05%, Due 12/3/2042	528	504
American Express Credit Corp.,
1.30%, Due 7/29/2016	620	625
2.125%, Due 3/18/2019	900	898
American International Group, Inc.,
6.40%, Due 12/15/2020	311	373
4.875%, Due 6/1/2022	1,000	1,107
4.50%, Due 7/16/2044	455	450
Bank of America Corp.,
7.80%, Due 9/15/2016	700	790
2.60%, Due 1/15/2019	635	638

	Par Amount	Fair Value
	(000’s)	(000’s)
7.625%, Due 6/1/2019	$620	$759
4.125%, Due 1/22/2024	2,500	2,559
4.00%, Due 4/1/2024	1,000	1,014
5.00%, Due 1/21/2044	1,100	1,156
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	1,145	1,182
2.20%, Due 3/4/2019	820	821
Bank of Nova Scotia, 0.75%, Due 10/9/2015	815	817
Bank One Corp., 4.90%, Due 4/30/2015	500	516
Barclays Bank PLC,
3.90%, Due 4/7/2015A	380	389
3.75%, Due 5/15/2024A	2,100	2,102
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	1,695	1,998
Berkshire Hathaway Finance Corp., 0.95%, Due 8/15/2016	475	476
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	416
Boston Properties LP, 3.125%, Due 9/1/2023C	410	396
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	935	945
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	870
Capital One Financial Corp., 2.45%, Due 4/24/2019	670	671
Citigroup, Inc.,
4.45%, Due 1/10/2017	1,000	1,072
8.50%, Due 5/22/2019	2,770	3,505
2.50%, Due 7/29/2019	645	643
5.875%, Due 1/30/2042	500	595
CNA Financial Corp., 7.35%, Due 11/15/2019	480	587
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	401
ERP Operating LP, 3.00%, Due 4/15/2023C	290	282
General Electric Capital Corp.,
0.433%, Due 1/8/2016E	1,300	1,300
5.625%, Due 5/1/2018	375	425
6.00%, Due 8/7/2019	350	411
5.50%, Due 1/8/2020	800	921
5.30%, Due 2/11/2021	250	285
3.15%, Due 9/7/2022	1,100	1,098
5.875%, Due 1/14/2038	555	665
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	500	532
6.25%, Due 9/1/2017	1,100	1,246
5.95%, Due 1/18/2018	970	1,094
6.00%, Due 6/15/2020	990	1,146
5.75%, Due 1/24/2022	500	574
HCP, Inc., 5.375%, Due 2/1/2021	500	565
Health Care REIT, Inc.,
4.125%, Due 4/1/2019F	350	376
5.25%, Due 1/15/2022F	500	556
Humana, Inc., 3.15%, Due 12/1/2022	595	582
ING Bank N.V.,
5.125%, Due 5/1/2015B	250	258
3.75%, Due 3/7/2017B	1,500	1,588
JPMorgan Chase & Co.,
0.560%, Due 6/13/2016E	480	478
3.625%, Due 5/13/2024	1,900	1,900
5.50%, Due 10/15/2040	1,000	1,151
KeyCorp, 5.10%, Due 3/24/2021	385	433
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023B	480	494
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015A B	375	381

	Par Amount	Fair Value
	(000’s)	(000’s)
Loews Corp., 5.25%, Due 3/15/2016	$1,200	$1,284
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	360	417
MetLife, Inc., 6.375%, Due 6/15/2034	500	643
Morgan Stanley,
0.714%, Due 10/15/2015E	1,180	1,183
1.75%, Due 2/25/2016	670	679
7.30%, Due 5/13/2019	1,120	1,352
5.625%, Due 9/23/2019	600	683
3.75%, Due 2/25/2023	660	665
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	464
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	503
PNC Funding Corp.,
4.25%, Due 9/21/2015	525	546
3.30%, Due 3/8/2022	620	631
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	551
Rabobank Nederland, 2.125%, Due 10/13/2015	425	433
Royal Bank of Canada, 0.625%, Due 12/5/2016	1,320	1,322
Simon Property Group LP,
2.20%, Due 2/1/2019C F	1,100	1,104
10.35%, Due 4/1/2019C F	375	503
State Street Corp., 2.875%, Due 3/7/2016	770	797
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	725	765
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	833
Toronto Dominion Bank, 2.625%, Due 9/10/2018	1,015	1,039
Trinity Acquisition PLC, 4.625%, Due 8/15/2023A	365	379
UBS AG, 5.875%, Due 12/20/2017	1,163	1,321
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	460	450
3.95%, Due 10/15/2042	350	329
US Bancorp, 1.95%, Due 11/15/2018	1,660	1,660
Ventas Realty LP, 5.70%, Due 9/30/2043C	290	337
Wachovia Corp.,
0.604%, Due 10/15/2016E	1,300	1,298
5.75%, Due 2/1/2018	950	1,077
WellPoint, Inc., 4.35%, Due 8/15/2020	775	839
Wells Fargo & Co., 2.15%, Due 1/15/2019	465	465

		74,286

Manufacturing - 7.71%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	365	361
Altera Corp.,
1.75%, Due 5/15/2017	260	262
2.50%, Due 11/15/2018	255	257
American Honda Finance Corp.,
2.125%, Due 2/28/2017B	1,000	1,022
3.875%, Due 9/21/2020B	500	534
Analog Devices, Inc., 3.00%, Due 4/15/2016	425	439
Apple, Inc., 2.40%, Due 5/3/2023	1,250	1,179
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	563
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	442
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	585	591
Caterpillar, Inc., 3.40%, Due 5/15/2024	660	663
Cooper US, Inc., 3.875%, Due 12/15/2020	665	701
Cummins, Inc., 3.65%, Due 10/1/2023	540	557
Daimler Finance North America LLC, 2.25%, Due 9/3/2019B D	500	498
Delphi Corp., 4.15%, Due 3/15/2024	705	721
Dow Chemical Co.,

	Par Amount	Fair Value
	(000’s)	(000’s)
4.25%, Due 11/15/2020	$515	$558
4.125%, Due 11/15/2021	400	425
3.00%, Due 11/15/2022	365	357
Eaton Corp., PLC,
5.60%, Due 5/15/2018A	380	430
2.75%, Due 11/2/2022A	335	323
EMC Corp., 1.875%, Due 6/1/2018	930	929
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	700	747
5.875%, Due 8/2/2021D	600	699
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	433
4.05%, Due 9/15/2022	350	365
Intel Corp.,
1.35%, Due 12/15/2017	1,115	1,113
3.30%, Due 10/1/2021	465	479
John Deere Capital Corp.,
1.05%, Due 10/11/2016	655	658
1.30%, Due 3/12/2018	550	543
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	535
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	609
L-3 Communications Corp., 3.95%, Due 5/28/2024	370	367
LYB International Finance BV, 4.00%, Due 7/15/2023	690	719
Monsanto Co.,
1.15%, Due 6/30/2017	1,095	1,090
4.40%, Due 7/15/2044	725	724
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	900	900
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	224
Nucor Corp., 4.125%, Due 9/15/2022	625	654
Oracle Corp.,
2.25%, Due 10/8/2019	725	722
4.30%, Due 7/8/2034	725	734
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	505	508
1.10%, Due 6/6/2017	340	339
Pentair Finance S.A., 3.15%, Due 9/15/2022	485	473
Precision Castparts Corp., 0.70%, Due 12/20/2015	340	340
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	505	520
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	480	492
2.125%, Due 7/18/2019	650	648
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	365	419
United Technologies Corp.,
1.80%, Due 6/1/2017	1,225	1,248
6.125%, Due 7/15/2038	600	768
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015B	850	857
Xerox Corp., 2.95%, Due 3/15/2017	175	182
Xilinx, Inc., 2.125%, Due 3/15/2019	300	299

		31,220

Service - 4.24%
AbbVie, Inc.,
1.75%, Due 11/6/2017	525	525
2.90%, Due 11/6/2022	380	367
Baxter International, Inc., 1.85%, Due 6/15/2018	605	607
Becton Dickinson and Co., 3.25%, Due 11/12/2020	480	496
Cardinal Health, Inc., 3.20%, Due 3/15/2023	635	628

	Par Amount	Fair Value
	(000’s)	(000’s)
CareFusion Corp., 3.875%, Due 5/15/2024	$535	$535
CBS Corp., 3.375%, Due 3/1/2022	1,000	994
Celgene Corp., 5.25%, Due 8/15/2043	310	339
Comcast Corp.,
5.875%, Due 2/15/2018	925	1,059
5.15%, Due 3/1/2020	635	725
6.55%, Due 7/1/2039	800	1,033
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040D	225	269
eBay, Inc., 1.35%, Due 7/15/2017	600	601
Genzyme Corp., 5.00%, Due 6/15/2020	235	265
Gilead Sciences, Inc., 4.80%, Due 4/1/2044	225	240
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017A	1,090	1,098
Home Depot, Inc., 2.70%, Due 4/1/2023	330	320
Lowe’s Companies, Inc., 3.875%, Due 9/15/2023	340	357
MasterCard, Inc., 3.375%, Due 4/1/2024	575	578
McKesson Corp.,
3.25%, Due 3/1/2016	200	207
1.292%, Due 3/10/2017	370	370
3.796%, Due 3/15/2024	600	609
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	242
Sanofi,
1.25%, Due 4/10/2018	1,015	998
4.00%, Due 3/29/2021	395	428
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	247
4.30%, Due 11/23/2023	400	418
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,207
4.75%, Due 3/29/2021	350	387
Viacom, Inc., 4.50%, Due 2/27/2042	500	473
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	570

		17,192

Telecommunications - 3.12%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	447
AT&T, Inc.,
0.80%, Due 12/1/2015	935	936
5.55%, Due 8/15/2041	1,000	1,117
4.35%, Due 6/15/2045	448	422
Cisco Systems, Inc., 2.125%, Due 3/1/2019	685	687
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	890
Orange S.A., 2.125%, Due 9/16/2015	225	228
Rogers Communications, Inc., 5.00%, Due 3/15/2044	790	816
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	780	853
3.50%, Due 11/1/2021	350	359
5.15%, Due 9/15/2023	305	338
6.40%, Due 9/15/2033	595	738
6.90%, Due 4/15/2038	900	1,153
6.55%, Due 9/15/2043	850	1,067
Vodafone Group PLC,
1.50%, Due 2/19/2018A	1,060	1,049
6.15%, Due 2/27/2037A	1,310	1,555

		12,655

Transportation - 0.62%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030D	320	450

	Par Amount	Fair Value
	(000’s)	(000’s)
5.75%, Due 5/1/2040D	$190	$227
5.15%, Due 9/1/2043D	500	553
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	453
CSX Corp., 5.50%, Due 4/15/2041	425	490
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	340

		2,513

Utilities - 2.23%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	415
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	510	522
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	492
Electricite de France S.A., 4.60%, Due 1/27/2020B	580	642
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,240
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	560
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	502
4.40%, Due 1/15/2021	1,000	1,095
Sempra Energy, 6.50%, Due 6/1/2016	340	374
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	295	300
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	818
Union Electric Co., 6.70%, Due 2/1/2019	510	607
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,455

		9,022

Total Corporate Obligations (Cost $157,857)		164,048

FOREIGN GOVERNMENT OBLIGATIONS - 0.47%
Energy - 0.47%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	309
3.50%, Due 2/6/2017	340	348
5.375%, Due 1/27/2021	500	514
6.875%, Due 1/20/2040	290	302
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	425

Total Foreign Government Obligations (Cost $1,852)		1,898

ASSET-BACKED OBLIGATIONS - 4.13%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,519
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	850	848
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	981
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	800	804
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	550	551
0.90%, Due 6/15/2017, 2014 A A4	440	440
Ford Credit Floorplan Master Owner Trust, 1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,713
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	550	550
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	410	411
0.90%, Due 12/16/2019, 2014 A A4	1,405	1,405
National Credit Union Administration,
0.553%, Due 3/11/2020, 2011 R3 1AE	2,189	2,197
0.603%, Due 10/7/2020, 2010 R1 1AE	1,617	1,625
Nissan Master Owner Trust Receivables, 0.622%, Due 5/15/2017, 2012 A AE	1,700	1,704

Total Asset-Backed Obligations (Cost $16,699)		16,748

	Par Amount	Fair Value
	(000’s)	(000’s)
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.17%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	$160	$161
5.622%, Due 4/10/2049, 2007-2 A2	53	53
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	854
5.54%, Due 9/11/2041, 2006-PW13 A4	1,236	1,322
Ginnie Mae REMIC Trust,
2.012%, Due 7/16/2035, 2011-144 AB	1,335	1,342
1.692%, Due 11/16/2035, 2010-148 A	29	29
2.174%, Due 7/16/2038, 2011-147 A	2,725	2,735
1.45%, Due 4/16/2039, 2013-45 AB	2,840	2,811
2.586%, Due 9/16/2039, 2014-31 AB	2,974	3,016
2.17%, Due 4/16/2041, 2012 44 A	5,098	5,088
1.732%, Due 5/16/2042, 2012 70 A	3,278	3,233
2.70%, Due 4/16/2043, 2011-109 AB	2,095	2,127
2.543%, Due 9/16/2044, 2011-96 AC	1,184	1,200
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,767
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1B	364	381
3.849%, Due 12/10/2043, 2010-C2 A1B	724	751
3.645%, Due 3/10/2044, 2011-GC3 A2B	706	732
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	89	90
3.853%, Due 6/15/2043, 2010-C1 A1B	484	493
4.388%, Due 2/15/2046, 2011-C3 A3B	800	869
5.703%, Due 2/12/2049, 2007-CB19 A4	550	603
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	959
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	544	591
Wachovia Bank Commercial Mortgage Trust, 5.740%, Due 6/15/2049, 2007-C32 A2	87	88
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	770	801

Total Commercial Mortgage-Backed Obligations (Cost $32,799)		33,096

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.21%
Federal Home Loan Mortgage Corporation - 3.63%
4.50%, Due 3/1/2019	74	78
5.00%, Due 10/1/2020	188	204
3.50%, Due 9/1/2028	2,952	3,122
3.00%, Due 11/1/2028	4,033	4,121
5.00%, Due 8/1/2033	121	133
5.50%, Due 2/1/2034	161	180
6.00%, Due 8/1/2034	87	98
5.00%, Due 8/1/2035	67	74
5.00%, Due 9/1/2035	167	184
5.50%, Due 4/1/2037	83	91
5.00%, Due 3/1/2038	114	125
5.50%, Due 5/1/2038	152	168
5.50%, Due 6/1/2038	103	114
0.552%, Due 12/15/2040	597	598
4.00%, Due 1/1/2041	880	925
4.50%, Due 2/1/2041	631	679
3.50%, Due 3/1/2042	778	793
3.50%, Due 6/1/2042	3,554	3,619

		15,306

Federal National Mortgage Association - 12.77%
6.50%, Due 2/1/2017	24	25

	Par Amount	Fair Value
	(000’s)	(000’s)
5.00%, Due 12/1/2017	$88	$93
4.50%, Due 9/1/2018	207	218
4.00%, Due 8/1/2020	45	48
3.50%, Due 1/1/2026	245	258
4.00%, Due 5/1/2026	173	185
4.00%, Due 6/1/2026	1,981	2,119
3.00%, Due 8/1/2027	643	665
3.00%, Due 11/1/2027	1,257	1,299
3.50%, Due 1/1/2028	3,006	3,171
4.00%, Due 12/1/2033	2,274	2,415
5.00%, Due 3/1/2034	159	176
4.50%, Due 4/1/2034	642	698
5.50%, Due 6/1/2034	100	111
4.50%, Due 9/1/2034	51	55
5.50%, Due 2/1/2035	176	197
5.00%, Due 5/1/2035	2,239	2,473
5.00%, Due 11/1/2035	140	154
5.50%, Due 12/1/2035	108	120
5.00%, Due 2/1/2036	114	126
5.50%, Due 4/1/2036	235	261
6.00%, Due 9/1/2036	44	50
6.50%, Due 12/1/2036	98	110
5.50%, Due 2/1/2037	119	132
6.00%, Due 9/1/2037	108	122
6.00%, Due 1/1/2038	152	170
5.50%, Due 3/1/2038	267	298
5.00%, Due 4/1/2038	111	122
5.50%, Due 6/1/2038	77	85
4.50%, Due 1/1/2040	1,246	1,343
5.00%, Due 5/1/2040	1,052	1,165
5.00%, Due 6/1/2040	1,395	1,546
4.00%, Due 9/1/2040	847	892
4.00%, Due 12/1/2040	3,892	4,097
4.00%, Due 1/1/2041	1,012	1,065
4.00%, Due 2/1/2041	2,870	3,029
5.00%, Due 3/1/2041	1,017	1,123
4.00%, Due 4/1/2041	912	964
4.50%, Due 4/1/2041	4,199	4,534
4.50%, Due 5/1/2041	647	698
4.50%, Due 8/1/2041	2,486	2,685
4.00%, Due 9/1/2041	2,221	2,338
4.50%, Due 10/1/2041	960	1,041
4.00%, Due 11/1/2041	747	787
5.00%, Due 3/1/2042	1,105	1,224
3.50%, Due 9/1/2042	921	939
4.00%, Due 11/1/2042	330	347
4.50%, Due 1/1/2043	717	776
3.00%, Due 6/1/2043	4,294	4,216
4.00%, Due 7/1/2043	962	1,010

		51,775

Government National Mortgage Association - 1.81%
6.50%, Due 3/15/2028	117	134
6.00%, Due 4/15/2031	137	159
4.50%, Due 5/15/2039	2,414	2,619
5.50%, Due 2/15/2040	437	484
4.50%, Due 6/15/2040	969	1,056

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 3/15/2043	$1,619	$1,671
5.50%, Due 2/20/2034	143	160
4.50%, Due 10/20/2040	948	1,036

		7,319

Total U.S. Agency Mortgage-Backed Obligations (Cost $73,076)		74,400

U.S. TREASURY OBLIGATIONS - 26.17%
0.25%, Due 12/15/2015	2,000	2,000
1.50%, Due 6/30/2016	7,500	7,639
3.125%, Due 10/31/2016	6,400	6,752
0.875%, Due 1/31/2017	13,695	13,720
0.75%, Due 12/31/2017	4,600	4,522
1.375%, Due 9/30/2018	6,000	5,955
1.25%, Due 2/29/2020	6,600	6,362
2.00%, Due 11/15/2021	15,210	14,931
2.00%, Due 2/15/2022	18,690	18,295
1.625%, Due 11/15/2022	9,100	8,563
2.50%, Due 8/15/2023	7,500	7,512
6.875%, Due 8/15/2025	770	1,086
5.25%, Due 11/15/2028	750	958
4.75%, Due 2/15/2037	800	1,008
4.50%, Due 8/15/2039	1,700	2,079
3.125%, Due 11/15/2041	4,770	4,643

Total U.S. Treasury Obligations (Cost $105,324)		106,025

	Shares
SHORT-TERM INVESTMENTS - 2.47% (Cost $10,025)
JPMorgan U.S. Government Money Market Fund, Capital Class	10,024,779	10,025

TOTAL INVESTMENTS - 100.26% (Cost $398,229)		406,240
LIABILITIES, NET OF OTHER ASSETS - (0.26%)		(1,103)

TOTAL NET ASSETS - 100.00%		$405,137

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,205 or 3.26% of net assets. The Fund has no right to demand registration of these securities.
C	LP - Limited Partnership.
D	LLC - Limited Liability Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	REIT - Real Estate Investment Trust.

American Beacon Short-Term Bond Fund

July 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 41.87%
Consumer - 3.28%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,011
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015A	1,000	1,006
SABMiller PLC, 6.50%, Due 7/1/2016A B	1,725	1,897

		4,914

Finance - 18.63%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	3,000	3,020
Bank America Corp., 3.625%, Due 3/17/2016	3,420	3,565
Bear Stearns Cos. LLC, 0.617%, Due 11/21/2016C D	3,000	2,997
Citigroup, Inc.,
1.194%, Due 7/25/2016	1,000	1,010
0.904%, Due 11/15/2016	1,000	1,005
0.770%, Due 3/10/2017C	1,000	1,001
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,040
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	1,000	1,020
5.35%, Due 1/15/2016	1,000	1,064
3.625%, Due 2/7/2016	1,000	1,040
Morgan Stanley, 3.45%, Due 11/2/2015	3,000	3,094
Svenska Handelsbanken AB, 0.700%, Due 9/23/2016C	3,000	3,017
Wachovia Corp., 0.604%, Due 10/15/2016C	3,000	2,995

		27,868

Manufacturing - 9.12%
American Honda Finance Corp.,
1.00%, Due 8/11/2015A	2,000	2,013
0.732%, Due 10/7/2016	1,000	1,007
Daimler Finance North America LLC,
2.30%, Due 1/9/2015A D	1,000	1,008
0.905%, Due 8/1/2016A D	2,500	2,522
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017D	1,000	1,067
Nissan Motor Acceptance Corp., 0.934%, Due 9/26/2016A C	3,000	3,020
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,012

		13,649

Service - 5.36%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,016
McKesson Corp.,
0.630%, Due 9/10/2015C	1,000	1,002
0.95%, Due 12/4/2015	1,000	1,003
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	997
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,009

		8,027

Telecommunications - 4.80%
AT&T, Inc., 1.137%, Due 11/27/2018	3,000	3,055
British Telecommunications PLC, 1.625%, Due 6/28/2016B	1,000	1,011
Verizon Communications, Inc.,
5.55%, Due 2/15/2016	1,000	1,072
1.761%, Due 9/15/2016C	2,000	2,053

		7,191

Transportation - 0.68%
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,020

Total Corporate Obligations (Cost $62,624)		62,669

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED OBLIGATIONS - 20.54%
Capital Auto Receivables Asset Trust, 0.92%, Due 9/20/2016, 2013-2 A2	$3,500	$3,507
Chrysler Capital Auto Receivables Trust, 0.91%, Due 4/16/2018, 2013-AA A3A	2,000	2,005
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	587	588
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,006
GE Equipment Transportation LLC, 0.62%, Due 7/25/2016, 2012-2 A3D	1,926	1,928
Golden Credit Card Trust, 0.582%, Due 9/15/2018, 2013-2A AA C	3,000	3,008
National Credit Union Administration,
0.603%, Due 1/8/2020, 2011 R1 1AC	4,478	4,501
0.556%, Due 2/6/2020, 2011 R2 1AC	1,207	1,211
0.553%, Due 3/11/2020, 2011 R3 1AC	4,341	4,355
1.84%, Due 10/7/2020, 2010-R1 2A	173	174
Nissan Master Owner Trust Receivables, 0.452%, Due 2/15/2018, 2013-A AC	3,500	3,502
Volkswagen Auto Lease Trust, 0.84%, Due 7/20/2016, 2013 A A3	1,700	1,705
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	361	362
0.85%, Due 8/22/2016, 2012-1 A3	888	890

Total Asset-Backed Obligations (Cost $30,708)		30,742

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.37%
Banc of America Commercial Mortgage Trust, 5.622%, Due 4/10/2049, 2007-2 A2	50	50
Ginnie Mae REMIC Trust,
1.864%, Due 8/16/2031, 2010-141 A	908	911
2.45%, Due 7/16/2032, 2011-109 A	1,742	1,752
2.25%, Due 5/16/2033, 2011-92 A	1,811	1,820
2.25%, Due 8/16/2034, 2011-78 A	1,072	1,078
2.21%, Due 11/16/2034, 2011-16 A	914	916
1.692%, Due 11/16/2035, 2010-148 A	192	192
2.21%, Due 12/16/2035, 2011-31 A	1,224	1,231
2.782%, Due 6/16/2036, 2010-13 AD	672	683
3.069%, Due 6/16/2036, 2010-52 A	370	373
2.161%, Due 11/16/2036, 2011-96 AB	886	889
2.45%, Due 7/16/2038, 2011-49 A	1,958	1,982
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	645	657

Total Commercial Mortgage-Backed Obligations (Cost $12,601)		12,534

U.S. TREASURY OBLIGATIONS - 26.21%
2.00%, Due 1/31/2016	4,000	4,102
2.25%, Due 3/31/2016	6,500	6,700
2.00%, Due 4/30/2016	6,000	6,163
1.75%, Due 5/31/2016	5,000	5,117
0.50%, Due 6/15/2016	6,000	6,001
1.50%, Due 6/30/2016	6,000	6,112
1.00%, Due 10/31/2016	5,000	5,035

Total U.S. Treasury Obligations (Cost $39,442)		39,230

	Shares
SHORT-TERM INVESTMENTS - 2.53% (Cost $3,785)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,785,106	3,785

TOTAL INVESTMENTS - 99.52% (Cost $149,160)		148,960
OTHER ASSETS, NET OF LIABILITIES - 0.48%		705

TOTAL NET ASSETS - 100.00%		$149,665

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $23,168 or 15.48% of net assets. The Fund has no right to demand registration of these securities.
B	PLC - Public Limited Company.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	LLC - Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of July 31, 2014, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Balanced Fund[1]
Common Stock	$573,787	$—	$—	$573,787
Preferred Stock	4,699	—	—	4,699
Corporate Obligations	—	115,540	—	115,540
Foreign Government Obligations	—	925	—	925
Commercial Mortgage-Backed Obligations	—	20,612	—	20,612
Asset-Backed Obligations	—	9,027	—	9,027
U.S. Agency Mortgage-Backed Obligations	—	43,298	—	43,298
U.S. Treasury Obligations	—	145,825	—	145,825
U.S. Agency Obligations	—	15,443	—	15,443
Municipal Obligations	—	3,233	—	3,233
Short-Term Investments - Money Market Funds	63,940	—	—	63,940

Total Investments in Securities	$642,426	$353,903	$—	$996,329

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(630)	$—	$—	$(630)

Total Derivative Financial Instruments	$(630)	$—	$—	$(630)

	Level 1	Level 2	Level 3	Total
Large Cap Value Fund[1]
Common Stock	$11,240,105	$—	$—	$11,240,105
Preferred Stock	10,719	—		10,719
Short-Term Investments - Money Market Funds	519,696	—	—	519,696

Total Investments in Securities	$11,770,520	$—	$—	$11,770,520

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(4,939)	$—	$—	$(4,939)

Total Derivative Financial Instruments	$(4,939)	$—	$—	$(4,939)

	Level 1	Level 2	Level 3	Total
Mid-Cap Value Fund[1]
Common Stock	$428,097	$—	$—	$428,097
Short-Term Investments - Money Market Funds	39,579	—	—	39,579
Securities Lending Collateral – Money Market Funds	18,814	—	—	18,814

Total Investments in Securities	$486,490	$—	$—	$486,490

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(472)	$—	$—	$(472)

Total Derivative Financial Instruments	$(472)	$—	$—	$(472)

	Level 1	Level 2	Level 3	Total
Small Cap Value Fund[1]
Common Stock	$5,216,405	$—	$—	$5,216,405
Rights	22	—	—	22
Short-Term Investments - Money Market Funds	249,348	—	—	249,348
Security Lending Collateral - Money Market Funds	330,693	—	—	330,693

Total Investments in Securities	$5,796,468	$—	$—	$5,796,468

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(9,534)	$—	$—	$(9,534)

Total Derivative Financial Instruments	$(9,534)	$—	$—	$(9,534)

	Level 1	Level 2	Level 3	Total
Small Cap Value II1
Common Stock	$7,845	$—	$—	$7,845
Short-Term Investments - Money Market Funds	393	—	—	393

Total Investments in Securities	$8,238	$—	$—	$8,238

Derivative Financial Instruments - Asset[2]
Futures Contracts	$14	$—	$—	$14

Total Derivative Financial Instruments	$14	$—	$—	$14

	Level 1	Level 2	Level 3	Total
International Equity[1]
Foreign Common Stock	$109,475	$2,131,670	$—	$2,241,145
Foreign Preferred Stock	—	$15,414	$—	$15,414
Short-Term Investments - Money Market Funds	115,712	—	—	115,712
Securities Lending Collateral - Money Market Funds	44,961	—	—	44,961

Total Investments in Securities	$270,148	$2,147,084	$—	$2,417,232

Financial Derivative Instruments-Assets[2]
Future Contracts	$1,907	—	—	$1,907
Foreign Currency Contracts	427	—	—	427

Total Financial Derivative Instruments	$2,334	$—	$—	$2,334

Financial Derivative Instruments-Liabilities[2]
Future Contracts	$(1,559)	—	—	$(1,559)
Foreign Currency Contracts	(965)	—	—	(965)

Total Financial Derivative Instruments	$(2,524)	$—	$—	$(2,524)

	Level 1	Level 2	Level 3	Total
Emerging Markets Fund[1]
Foreign Preferred Stock	$3,175	$1,452	$—	$4,627
Foreign Common Stock	32,444	91,522	—	109,135
U.S. Common Stock	139	—	—	139
Short-Term Investments - Money Market Funds	9,333	—	—	9,333

Total Investments in Securities	$45,091	$92,974	$—	$138,065

Financial Derivative Instruments-Assets[2]
Equity Contracts	$19	—	—	$19
Currency Contracts	2	—	—	2

Total Financial Derivative Instruments	$21	$—	$—	$21

	Level 1	Level 2	Level 3	Total
High Yield Bond[1]
Common Stock	$414	$55	$25	$494
Rights	—	42	—	42
Preferred Stock	1,346	—	—	1,346
Convertible Preferred Stock	—	—	53	53
Convertible Obligations	—	1,014	—	1,014
Corporate Obligations	—	214,238	—	214,238
Short-Term Investments - Money Market Funds	8,225	—	—	8,225

Total Investments in Securities	$9,985	$215,349	$78	$225,412

	Level 1	Level 2	Level 3	Total
Retirement Income and Appreciation Fund[1]
Common Stock	$2,690	$—	$—	$2,690
Preferred Stock	3,077	783	—	3,860
Convertible Obligations	—	15,418	—	15,418
Corporate Obligations	—	29,040	—	29,040
Foreign Government Obligations	—	546	—	546
Asset-Backed Obligations	—	1,405	—	1,405
Commercial Mortgage-Backed Obligations	—	11,016	—	11,016
U.S. Agency Mortgage-Backed Obligations	—	11,838	—	11,838
U.S. Treasury Obligations	—	13,589	—	13,589
Short-Term Investments - Money Market Funds	2,904	—	—	2,904

Total Investments in Securities	$8,671	$83,635	$—	$92,306

	Level 1	Level 2	Level 3	Total
Intermediate Bond Fund[1]
Corporate Obligations	$—	$164,048	$—	$164,048
Foreign Government Obligations	—	1,898	—	1,898
Asset-Backed Obligations	—	16,748	—	16,748
Commercial Mortgage-Backed Obligations	—	33,096	—	33,096
U.S. Agency Mortgage-Backed Obligations	—	74,400	—	74,400
U.S. Treasury Obligations	—	106,025	—	106,025
Short-Term Investments - Money Market Funds	10,025	—	—	10,025

Total Investments in Securities	$10,025	$396,215	$—	$406,240

	Level 1	Level 2	Level 3	Total
Short-Term Bond Fund[1]
Corporate Obligations	$—	$62,669	$—	$62,669
Asset-Backed Obligations	—	30,742	—	30,742
Commercial Mortgage-Backed Obligations	—	12,534	—	12,534
U.S. Treasury Obligations	—	39,230	—	39,230
Short-Term Investments - Money Market Funds	3,785	—	—	3,785

Total Investments in Securities	$3,785	$145,175	$—	$148,960

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

During the quarter ended July 31, 2014, the International Equity Fund transferred securities with a value of $1,774,561 from Level 1 to Level 2; the Emerging Markets Fund transferred securities with a value of $73,200 from Level 1 to Level 2; the High Yield Bond Fund transferred a security valued at $106 from Level 3 to Level 2 and securities with a value of $760 from Level 2 to Level 1; and the Retirement Income and Appreciation Fund transferred a security valued at $342 from Level 1 to Level 2 of the valuation hierarchy.

The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

				Convertible			Foreign	Short
	Common		Preferred	Preferred	Convertible	Corporate	Government	Term
	Stocks	Rights	Stocks	Stocks	Obligations	Obligations	Obligations	Investments	Totals
Balance as of April 30, 2014	$127	$—	$45	$—	$—	$—	$—	$—	$172
Realized gain (loss)	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation or (depreciation)	4	—	8	—	—	—	—	—	12
Purchases	—	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—	—
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	(106)	—	—	—	—	—	—	—	(106)

Balance as of July 31, 2014	25	—	53	—	—	—	—	—	78

Change in unrealized at period end	$4	$—	$8	$—	$—	$—	$—	$—	$12

	Common Stocks	Convertible Preferred Stock
Ending Balance as of 7/31/2014	$25	$53
Valuation Technique	Indicative bid quote	Indicative bid quote
Unobservable Inputs	Broker Quote	Broker Quote
Input Value(s)	$1,265	$1,265

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended July 31, 2014 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Mortgage-Related and Other Asset-Backed Securities

The Funds’ may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds’ may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended July 31, 2014, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended July 31, 2014, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2014, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$852,919	$154,665	$(11,255)	$143,410
Large Cap Value	9,314,613	2,742,579	(286,672)	2,455,907
Mid-Cap Value	447,046	45,943	(6,499)	39,444
Small Cap Value	4,933,052	1,046,499	(183,083)	863,416
Small Cap Value II	7,485	1,006	(253)	753
International Equity	2,032,373	433,974	(49,115)	384,859
Emerging Markets	138,061	14,404	(14,399)	5
High Yield Bond	226,221	5,200	(6,009)	(809)
Retirement Income and Appreciation	86,765	6,010	(469)	5,541
Intermediate Bond	398,863	8,921	(1,544)	7,377
Short-Term Bond	149,160	449	(649)	(200)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: September 29, 2014